                                                             File Nos. 333-10283
                                                                        811-7777

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 10

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 11

                             SEPARATE ACCOUNT KGC OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b) of Rule 485.
     ----
       X    on May 1, 2002 pursuant to paragraph (b) of Rule 485
     ----
            60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     ----
            on (date) pursuant to paragraph (a)(1) of Rule 485.
     ----
            this post-effective amendment designates a new effective date
     ----   for a previously filed post-effective amendment.


                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2001 was filed on or before March 30, 2002.

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             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
-----------------   ---------------------
       1            Cover Page

       2            Special Terms

       3            Summary of Fees and Expenses; Summary of Contract Features

       4            Condensed Financial Information; Performance Information

       5            Description of the Companies, the Variable Accounts and the Underlying Investment
                    Companies

       6            Charges and Deductions

       7            Description of the Contract

       8            Electing the Form of Annuity and the Annuity Date;  Description of  Variable  Annuity
                    Payout Options;  Annuity Benefit Payments

       9            Death Benefit

       10           Payments; Computation of Values; Distribution and Annuity Payments

       11           Surrender; Withdrawal; Charge for Surrender and Withdrawal; Withdrawal Without Surrender
                    Charge; Texas Optional Retirement Program

       12           Federal Tax Considerations

       13           Legal Matters

       14           Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION
-----------------   -----------------------------------------------
       15           Cover Page

       16           Table of Contents

       17           General Information and History

       18           Services

       19           Underwriters

       20           Underwriters

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION (CONT'D)
-----------------   --------------------------------------------------------
       21           Performance Information

       22           Annuity Benefit Payments

       23           Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the Scudder Gateway Custom variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.



A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-782-8380. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account KGC is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:


THE ALGER AMERICAN FUND                                       SCUDDER VARIABLE SERIES II (CLASS A)
Alger American Balanced Portfolio                             Scudder Aggressive Growth Portfolio
Alger American Leveraged AllCap Portfolio                     Scudder Blue Chip Portfolio
                                                              Scudder Contrarian Value Portfolio
CREDIT SUISSE TRUST                                           Scudder Global Blue Chip Portfolio
Credit Suisse Trust Emerging Markets Portfolio                Scudder Government Securities Portfolio
Credit Suisse Trust Global Post-Venture Capital Portfolio     Scudder Growth Portfolio
                                                              Scudder High Yield Portfolio
DREYFUS INVESTMENT PORTFOLIOS                                 Scudder International Select Equity Portfolio
Dreyfus IP MidCap Stock Portfolio                             Scudder Investment Grade Bond Portfolio
                                                              Scudder Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.            Scudder New Europe Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.                Scudder Small Cap Growth Portfolio
                                                              Scudder Strategic Income Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.                       Scudder Technology Growth Portfolio
INVESCO VIF Utilities Fund                                    Scudder Total Return Portfolio
                                                              SVS Davis Venture Value Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)                           SVS Dreman Financial Services Portfolio
Scudder 21st Century Growth Portfolio                         SVS Dreman High Return Equity Portfolio
Scudder Capital Growth Portfolio                              SVS Dreman Small Cap Value Portfolio
Scudder Global Discovery Portfolio                            SVS Eagle Focused Large Cap Growth Portfolio
Scudder Growth and Income Portfolio                           SVS Focus Value+Growth Portfolio
Scudder Health Sciences Portfolio                             SVS Index 500 Portfolio
Scudder International Portfolio                               SVS INVESCO Dynamic Growth Portfolio
                                                              SVS Janus Growth And Income Portfolio
                                                              SVS Janus Growth Opportunities Portfolio
                                                              SVS MFS Strategic Value Portfolio
                                                              SVS Oak Strategic Equity Portfolio
                                                              SVS Turner Mid Cap Growth Portfolio


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2002

The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account.)

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        17
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS AND THE
 UNDERLYING.................................................        24
INVESTMENT COMPANIES........................................        24
INVESTMENT OBJECTIVES AND POLICIES..........................        26
PERFORMANCE INFORMATION.....................................        29
DESCRIPTION OF THE CONTRACT.................................        31
  PAYMENTS..................................................        31
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        32
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................        32
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        32
  TRANSFER PRIVILEGE........................................        33
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        33
  SURRENDER.................................................        34
  WITHDRAWALS...............................................        34
        Systematic Withdrawals..............................        35
        Life Expectancy Distributions.......................        35
  DEATH BENEFIT.............................................        36
        Death of the Annuitant Prior to the Annuity Date....        36
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        37
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        37
        Death of the Annuitant On or After the Annuity
        Date................................................        37
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        38
  ASSIGNMENT................................................        38
  ELECTING THE FORM OF ANNUITY AND ANNUITY DATE.............        38
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        39
  ANNUITY BENEFIT PAYMENTS..................................        40
        Determination of the First Variable Annuity Benefit
        Payment.............................................        40
        The Annuity Unit....................................        41
        Determination of the Number of Annuity Units........        41
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        41
  OPTIONAL ENHANCED EARNINGS RIDER..........................        41
  OPTIONAL LIVING BENEFITS RIDER............................        44
  OPTIONAL DISABILITY RIDER.................................        45
  NORRIS DECISION...........................................        45
  COMPUTATION OF VALUES.....................................        45
        The Accumulation Unit...............................        45
        Net Investment Factor...............................        46
CHARGES AND DEDUCTIONS......................................        47
  VARIABLE ACCOUNT DEDUCTIONS...............................        47
        Mortality and Expense Risk Charge...................        47
        Administrative Expense Charge.......................        47
        Other Charges.......................................        47
  CONTRACT FEE..............................................        48
  OPTIONAL RIDER CHARGES....................................        48
  PREMIUM TAXES.............................................        49
  SURRENDER CHARGE..........................................        49
        Charges for Surrender and Withdrawal................        49
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        50

        Withdrawal Without Surrender Charge.................        51
        Surrenders..........................................        51
        Charge at the Time Annuity Benefit Payments Begin...        51
  TRANSFER CHARGE...........................................        52
GUARANTEE PERIOD ACCOUNTS...................................        53
FEDERAL TAX CONSIDERATIONS..................................        55
  GENERAL...................................................        55
        The Company.........................................        55
        Diversification Requirements........................        55
        Investor Control....................................        55
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        56
  TAXATION OF THE CONTRACTS IN GENERAL......................        56
        Withdrawals Prior to Annuitization..................        56
        Annuity Payouts After Annuitization.................        56
        Penalty on Distribution.............................        56
        Assignments or Transfers............................        57
        Nonnatural Owners...................................        57
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        57
  TAX WITHHOLDING...........................................        57
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.........        58
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        58
        Individual Retirement Annuities.....................        58
        Tax-Sheltered Annuities.............................        59
        Status of Death Benefits in IRAs....................        59
        Texas Optional Retirement Program...................        59
STATEMENTS AND REPORTS......................................        59
LOANS (QUALIFIED CONTRACTS ONLY)............................        60
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        60
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        61
VOTING RIGHTS...............................................        61
DISTRIBUTION................................................        61
LEGAL MATTERS...............................................        62
FURTHER INFORMATION.........................................        62
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED..............       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       B-1
APPENDIX C -- THE DEATH BENEFIT.............................       C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION...............       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
EXCHANGE OFFER..............................................         6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANUITY PAYOUT
 (M-GAP) RIDER..............................................         9
PERFORMANCE INFORMATION.....................................        11
TAX-DEFERRED ACCUMULATION...................................        20
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Portfolio.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING PORTFOLIOS (PORTFOLIOS): an investment portfolio of The Alger American Fund ("Alger"), Credit Suisse Trust, Dreyfus Investment Portfolios ("Dreyfus IP"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund, Inc."), INVESCO Variable Investments Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), or Scudder Variable Series I ("Scudder"), or Scudder Variable Series II ("SVS"), in which a Sub-Account invests.


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Portfolios is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account KGC, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Portfolios.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the Scudder Gateway Custom Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Portfolios. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.



                                                                COMPLETE YEARS
                                                                 FROM DATE OF
                                                                    PAYMENT        CHARGE
(1) CONTRACT CHARGES:                                           ---------------    ------
                                                                  Less than 1       7.0%
                                                                  Less than 2       6.0%
                                                                  Less than 3       5.0%
                                                                  Less than 4       4.0%
                                                                  Less than 5       3.0%
                                                                  Less than 6       2.0%
                                                                  Thereafter         0%
SURRENDER CHARGE:*
  During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any
  commutable period certain option or a noncommutable period certain option of less than ten years. The charge is a
  percentage of payments withdrawn (in excess of any amount
  that is free of surrender charge) within the indicated
  time period.

*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2)where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "SURRENDER CHARGE"
" Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under
CHARGES AND DEDUCTIONS.

TRANSFER CHARGE:                                                                    None
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                                               $35**
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to
  and maintained by the trustee of a 401(k) plan.

**This fee may vary by state. See your Contract for more information.

OPTIONAL RIDER CHARGES:
  Under the following optional riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination of the rider. The charge for each rider on an annual basis as a percentage of the Accumulated Value is:

    Disability Rider:                                                              0.05%
    Living Benefits Rider:                                                         0.05%
    Enhanced Death Benefit Rider:                                                  0.25%
    Enhanced Earnings Rider                                                        0.30%

If you elected one of the following riders prior to their
discontinuance on 1/31/02, the charge is:
    Minimum Guaranteed Annuity Payout (M-GAP) Rider with a                         0.15%
      15-year waiting period
    Minimum Guaranteed Annuity Payout (M-GAP) Rider with a                         0.25%
      10- year waiting period

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARAN-
TEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                                               0.95%
  ADMINISTRATIVE EXPENSE CHARGE:                                                   0.15%
                                                                                   ------
  TOTAL ANNUAL EXPENSES:                                                           1.10%


(3) ANNUAL UNDERLYING PORTFOLIO EXPENSES:


Total expenses of the Underlying Portfolios are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Portfolios. The following table shows the expenses of the Underlying Portfolios as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING PORTFOLIO INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING PORTFOLIOS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                                                                                 TOTAL FUND
                                                                                                  EXPENSES
                                                                                                 (AFTER ANY
                                                   MANAGEMENT FEE                              FEE REDUCTIONS/
                                                     (AFTER ANY          OTHER EXPENSES           WAIVERS/
                                                  FEE REDUCTIONS/      (AFTER ANY WAIVERS/     REIMBURSEMENTS
UNDERLYING PORTFOLIO                             VOLUNTARY WAIVERS)      REIMBURSEMENTS)        AND OFFSETS)
--------------------                             ------------------   ---------------------   -----------------
Alger American Balanced Portfolio..............        0.75%                  0.10%           0.85%
Alger American Leveraged AllCap Portfolio......        0.85%                  0.07%           0.92%
Credit Suisse Trust Emerging Markets
 Portfolio.....................................        0.76%                  0.64%           1.40%(1)
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.....................................        1.04%                  0.36%           1.40%(1)
Dreyfus IP MidCap Stock Portfolio..............        0.75%                  0.14%           0.89%(2)
Dreyfus Socially Responsible Growth
 Fund, Inc.....................................        0.75%                  0.03%           0.78%(2)
INVESCO VIF Utilities Fund.....................        0.60%                  0.55%           1.15%(3)(4)
Scudder 21st Century Growth Portfolio..........        0.88%                  0.28%           1.16%(5)(6)
Scudder Capital Growth Portfolio...............        0.46%                  0.04%           0.50%
Scudder Global Discovery Portfolio*............        0.98%                  0.24%           1.22%(5)
Scudder Growth and Income Portfolio............        0.48%                  0.08%           0.56%
Scudder Health Sciences Portfolio..............        0.56%                  0.39%           0.95%(5)(7)
Scudder International Portfolio................        0.84%                  0.16%           1.00%
Scudder Aggressive Growth Portfolio............        0.75%                  0.11%           0.86%(8)
Scudder Blue Chip Portfolio....................        0.65%                  0.04%           0.69%(8)
Scudder Contrarian Value Portfolio.............        0.75%                  0.04%           0.79%(8)
Scudder Global Blue Chip Portfolio.............        0.85%                  0.24%           1.09%(8)(9)(10)
Scudder Government Securities Portfolio........        0.55%                  0.05%           0.60%
Scudder Growth Portfolio.......................        0.60%                  0.03%           0.63%
Scudder High Yield Portfolio...................        0.60%                  0.10%           0.70%
Scudder International Select Equity
 Portfolio.....................................        0.75%                  0.17%           0.92%
Scudder Investment Grade Bond Portfolio........        0.60%                  0.04%           0.64%(8)
Scudder Money Market Portfolio.................        0.50%                  0.05%           0.55%

                                                                                                 TOTAL FUND
                                                                                                  EXPENSES
                                                                                                 (AFTER ANY
                                                   MANAGEMENT FEE                              FEE REDUCTIONS/
                                                     (AFTER ANY          OTHER EXPENSES           WAIVERS/
                                                  FEE REDUCTIONS/      (AFTER ANY WAIVERS/     REIMBURSEMENTS
UNDERLYING PORTFOLIO                             VOLUNTARY WAIVERS)      REIMBURSEMENTS)        AND OFFSETS)
--------------------                             ------------------   ---------------------   -----------------
Scudder New Europe Portfolio...................        0.70%                  0.42%           1.12%(8)(9)(10)
Scudder Small Cap Growth Portfolio.............        0.65%                  0.03%           0.68%
Scudder Strategic Income Portfolio.............        0.65%                  0.13%           0.78%(8)(11)
Scudder Technology Growth Portfolio............        0.74%                  0.07%           0.81%(8)
Scudder Total Return Portfolio.................        0.55%                  0.03%           0.58%
SVS Davis Venture Value Portfolio..............        0.95%                  0.14%           1.09%(8)
SVS Dreman Financial Services Portfolio........        0.75%                  0.11%           0.86%(8)
SVS Dreman High Return Equity Portfolio........        0.75%                  0.07%           0.82%(8)
SVS Dreman Small Cap Value Portfolio...........        0.75%                  0.04%           0.79%(8)
SVS Eagle Focused Large Cap Growth Portfolio...        0.95%                  0.18%           1.13%(8)(12)
SVS Focus Value+Growth Portfolio...............        0.75%                  0.04%           0.79%(8)
SVS Index 500 Portfolio........................        0.37%                  0.18%           0.55%(8)(10)(13)
SVS INVESCO Dynamic Growth Portfolio...........        0.90%                  0.40%           1.30%(8)(10)
SVS Janus Growth And Income Portfolio..........        0.95%                  0.10%           1.05%(8)
SVS Janus Growth Opportunities Portfolio.......        0.95%                  0.16%           1.11%(8)(12)
SVS MFS Strategic Value Portfolio..............        0.95%                  0.20%           1.15%(8)(14)
SVS Oak Strategic Equity Portfolio.............        0.89%                  0.26%           1.15%(8)(10)
SVS Turner Mid Cap Growth Portfolio............        0.98%                  0.32%           1.30%(8)(10)



(1)The investment adviser of the Credit Suisse Trust Emerging Markets Portfolio and Credit Suisse Trust Global Post-Venture Capital Portfolio has voluntarily agreed to waive or reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any waiver or reimbursement, the Management Fee, Other Expenses and Total Portfolio Expenses would have been 1.25%, 0.64% and 1.89% for the Credit Suisse Trust Emerging Markets Portfolio and 1.25%, 0.36% and 1.61% for the Credit Suisse Trust Global Post-Venture Capital Portfolio, respectively, for the year ended December 31, 2001.



(2)The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.



(3)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(4)Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. Excluding the absorption and any offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.77% and 1.37%, respectively, of the Fund's average net assets.



(5)Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: Scudder Global Discovery 1.25%, Scudder 21st Century Growth 1.50%, and Scudder Health Sciences 0.95%.



(6)The Scudder 21st Century Growth Portfolio has entered into an arrangement with its custodian whereby credits as a result of uninvested cash balances were used to reduce a portion of the portfolios' expense. As a result of these expense reductions the actual total operating expense was 1.15%.

(7)Absent any waiver or reimbursement, the total operating expenses would have been 1.40% for Scudder Health Sciences Portfolio for the year ended
December 31, 2001.



(8)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS MFS Strategic Value (1.15%), SVS Invesco Dynamic Growth (1.30%), SVS Turner Mid Cap Growth (1.30%), SVS Oak Strategic Equity (1.15%), SVS Davis Venture Value (1.15%), SVS Dreman High Return Equity (0.87%), SVS Focus Value+Growth (0.84%), SVS Eagle Focused Large Cap Growth (1.15%), SVS Dreman Financial Services (0.99%), SVS Janus Growth Opportunities (1.15%), SVS Janus Growth And Income (1.15%), Scudder Aggressive Growth (0.95%), Scudder Technology Growth (0.95%), Scudder Contrarian Value (0.80%), SVS Dreman Small Cap Value (0.84%), Scudder Investment Grade Bond (0.80%), Scudder Strategic Income (1.05%), Scudder Blue Chip (0.95%), SVS Index 500 (0.55%), Scudder New Europe (1.12%), and Scudder Global Blue Chip (1.56%).



(9)For Scudder New Europe and Scudder Global Blue Chip Portfolios, the investment manager has agreed to limit its management fees to 0.70% and 0.85% respectively, of such portfolios for one year, commencing 5/1/02.



(10)Absent any waiver or reimbursement, the total operating expenses would have been 1.24% for Scudder Global Blue Chip Portfolio, 2.47% for Scudder New Europe Portfolio, 1.97% for SVS Invesco Dynamic Growth Portfolio, 1.44% for SVS Oak Strategic Equity Portfolio, 1.82% for SVS Turner Mid Cap Growth Portfolio and 0.58% for SVS Index 500 Portfolio for the year ended December 31, 2001.



(11)"Other Expenses" have been restated to reflect an estimate of current accruals.



(12)The Portfolio's have entered into arrangements with their custodian whereby credits as a result of uninvested cash balances were used to reduce a portion of the portfolios' expense. As a result of these expense reductions the actual total operating expenses were 1.11% for SVS Eagle Focused Large Cap Growth and 1.10% for SVS Janus Growth Opportunities.



(13)Management fees have been restated to reflect a fee reduction to be effective at the close of the Deutsche Bank / Zurich Scudder transaction in April 2002.



(14)Portfolio became effective and commenced operations 5/1/02, therefore other expenses are estimated and annualized. Actual expenses may be greater or less than shown.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume the Underlying Portfolio expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is deducted only when the accumulated value is less than $50,000. Lower costs apply to Contracts owned and maintained under a 401(k) plan. Because the expenses of the Underlying Portfolios differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no
Riders:



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $81        $109       $137       $232
Alger American Leveraged AllCap Portfolio..................    $82        $111       $140       $239
Credit Suisse Trust Emerging Markets Portfolio.............    $87        $125       $164       $288
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $87        $125       $164       $288
Dreyfus IP MidCap Stock Portfolio..........................    $82        $110       $139       $236
Dreyfus Socially Responsible Growth Fund, Inc..............    $81        $107       $133       $224
INVESCO VIF Utilities Fund.................................    $84        $118       $152       $263
Scudder 21st Century Growth Portfolio......................    $84        $118       $152       $264
Scudder Capital Growth Portfolio...........................    $78        $ 99       $119       $194
Scudder Global Discovery Portfolio.........................    $85        $120       $155       $270
Scudder Growth and Income Portfolio........................    $79        $100       $122       $201
Scudder Health Sciences Portfolio..........................    $82        $112       $142       $242
Scudder International Portfolio............................    $83        $113       $144       $247
Scudder Aggressive Growth Portfolio........................    $82        $109       $137       $233
Scudder Blue Chip Portfolio................................    $80        $104       $129       $215
Scudder Contrarian Value Portfolio.........................    $81        $107       $134       $225
Scudder Global Blue Chip Portfolio.........................    $84        $116       $149       $256
Scudder Government Securities Portfolio....................    $79        $102       $124       $205
Scudder Growth Portfolio...................................    $79        $102       $126       $208
Scudder High Yield Portfolio...............................    $80        $105       $129       $216
Scudder International Select Equity Portfolio..............    $82        $111       $140       $239
Scudder Investment Grade Bond Portfolio....................    $80        $103       $126       $209
Scudder Money Market Portfolio.............................    $79        $100       $122       $200
Scudder New Europe Portfolio...............................    $84        $117       $150       $260
Scudder Small Cap Growth Portfolio.........................    $80        $104       $128       $214
Scudder Strategic Income Portfolio.........................    $81        $107       $133       $224
Scudder Technology Growth Portfolio........................    $81        $108       $135       $227
Scudder Total Return Portfolio.............................    $79        $101       $123       $203
SVS Davis Venture Value Portfolio..........................    $84        $116       $149       $256
SVS Dreman Financial Services Portfolio....................    $82        $109       $137       $233
SVS Dreman High Return Equity Portfolio....................    $81        $108       $135       $229
SVS Dreman Small Cap Value Portfolio.......................    $81        $107       $134       $225
SVS Eagle Focused Large Cap Growth Portfolio...............    $84        $117       $151       $261
SVS Focus Value+Growth Portfolio...........................    $81        $107       $134       $225
SVS Index 500 Portfolio....................................    $79        $100       $122       $200
SVS INVESCO Dynamic Growth Portfolio.......................    $86        $122       $159       $278
SVS Janus Growth And Income Portfolio......................    $83        $115       $147       $252
SVS Janus Growth Opportunities Portfolio...................    $84        $116       $150       $258
SVS MFS Strategic Value Portfolio..........................    $84        $118       $152       $263
SVS Oak Strategic Equity Portfolio.........................    $84        $118       $152       $263
SVS Turner Mid Cap Growth Portfolio........................    $86        $122       $159       $278

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Enhanced Earnings Rider (charge of 0.30% annually), the Enhanced Death Benefit Rider (charge of 0.25% annually), the Disability Rider (charge of 0.05% annually) and the Living Benefits Rider (charge of 0.05% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $88        $128       $169       $297
Alger American Leveraged AllCap Portfolio..................    $88        $130       $172       $304
Credit Suisse Trust Emerging Markets Portfolio.............    $93        $143       $195       $349
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $93        $143       $195       $349
Dreyfus IP MidCap Stock Portfolio..........................    $88        $129       $171       $301
Dreyfus Socially Responsible Growth Fund, Inc..............    $87        $126       $165       $290
INVESCO VIF Utilities Fund.................................    $90        $136       $183       $326
Scudder 21st Century Growth Portfolio......................    $91        $136       $183       $327
Scudder Capital Growth Portfolio...........................    $84        $118       $152       $263
Scudder Global Discovery Portfolio.........................    $91        $138       $186       $333
Scudder Growth and Income Portfolio........................    $85        $119       $155       $269
Scudder Health Sciences Portfolio..........................    $89        $130       $173       $307
Scudder International Portfolio............................    $89        $132       $176       $312
Scudder Aggressive Growth Portfolio........................    $88        $128       $169       $298
Scudder Blue Chip Portfolio................................    $86        $123       $161       $282
Scudder Contrarian Value Portfolio.........................    $87        $126       $166       $291
Scudder Global Blue Chip Portfolio.........................    $90        $134       $180       $320
Scudder Government Securities Portfolio....................    $85        $120       $157       $273
Scudder Growth Portfolio...................................    $86        $121       $158       $276
Scudder High Yield Portfolio...............................    $86        $123       $161       $283
Scudder International Select Equity Portfolio..............    $88        $130       $172       $304
Scudder Investment Grade Bond Portfolio....................    $86        $122       $159       $277
Scudder Money Market Portfolio.............................    $85        $119       $154       $268
Scudder New Europe Portfolio...............................    $90        $135       $182       $323
Scudder Small Cap Growth Portfolio.........................    $86        $123       $160       $281
Scudder Strategic Income Portfolio.........................    $87        $126       $165       $290
Scudder Technology Growth Portfolio........................    $87        $126       $167       $293
Scudder Total Return Portfolio.............................    $85        $120       $156       $271
SVS Davis Venture Value Portfolio..........................    $90        $134       $180       $320
SVS Dreman Financial Services Portfolio....................    $88        $128       $169       $298
SVS Dreman High Return Equity Portfolio....................    $87        $127       $167       $294
SVS Dreman Small Cap Value Portfolio.......................    $87        $126       $166       $291
SVS Eagle Focused Large Cap Growth Portfolio...............    $90        $136       $182       $324
SVS Focus Value+Growth Portfolio...........................    $87        $126       $166       $291
SVS Index 500 Portfolio....................................    $85        $119       $154       $268
SVS INVESCO Dynamic Growth Portfolio.......................    $92        $140       $190       $340
SVS Janus Growth And Income Portfolio......................    $89        $133       $178       $317
SVS Janus Growth Opportunities Portfolio...................    $90        $135       $181       $322
SVS MFS Strategic Value Portfolio..........................    $90        $136       $183       $326
SVS Oak Strategic Equity Portfolio.........................    $90        $136       $183       $326
SVS Turner Mid Cap Growth Portfolio........................    $92        $140       $190       $340

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no
Riders:



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $20        $62        $107       $232
Alger American Leveraged AllCap Portfolio..................    $21        $65        $111       $239
Credit Suisse Trust Emerging Markets Portfolio.............    $26        $79        $135       $288
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $26        $79        $135       $288
Dreyfus IP MidCap Stock Portfolio..........................    $21        $64        $109       $236
Dreyfus Socially Responsible Growth Fund, Inc..............    $19        $60        $104       $224
INVESCO VIF Utilities Fund.................................    $23        $72        $123       $263
Scudder 21st Century Growth Portfolio......................    $23        $72        $123       $264
Scudder Capital Growth Portfolio...........................    $17        $52        $ 89       $194
Scudder Global Discovery Portfolio.........................    $24        $74        $126       $270
Scudder Growth and Income Portfolio........................    $17        $54        $ 92       $201
Scudder Health Sciences Portfolio..........................    $21        $65        $112       $242
Scudder International Portfolio............................    $22        $67        $115       $247
Scudder Aggressive Growth Portfolio........................    $20        $63        $108       $233
Scudder Blue Chip Portfolio................................    $19        $58        $ 99       $215
Scudder Contrarian Value Portfolio.........................    $20        $61        $104       $225
Scudder Global Blue Chip Portfolio.........................    $23        $70        $119       $256
Scudder Government Securities Portfolio....................    $18        $55        $ 94       $205
Scudder Growth Portfolio...................................    $18        $56        $ 96       $208
Scudder High Yield Portfolio...............................    $19        $58        $100       $216
Scudder International Select Equity Portfolio..............    $21        $65        $111       $239
Scudder Investment Grade Bond Portfolio....................    $18        $56        $ 96       $209
Scudder Money Market Portfolio.............................    $17        $53        $ 92       $200
Scudder New Europe Portfolio...............................    $23        $71        $121       $260
Scudder Small Cap Growth Portfolio.........................    $18        $57        $ 99       $214
Scudder Strategic Income Portfolio.........................    $19        $60        $104       $224
Scudder Technology Growth Portfolio........................    $20        $61        $105       $227
Scudder Total Return Portfolio.............................    $17        $54        $ 93       $203
SVS Davis Venture Value Portfolio..........................    $23        $70        $119       $256
SVS Dreman Financial Services Portfolio....................    $20        $63        $108       $233
SVS Dreman High Return Equity Portfolio....................    $20        $62        $106       $229
SVS Dreman Small Cap Value Portfolio.......................    $20        $61        $104       $225
SVS Eagle Focused Large Cap Growth Portfolio...............    $23        $71        $122       $261
SVS Focus Value+Growth Portfolio...........................    $20        $61        $104       $225
SVS Index 500 Portfolio....................................    $17        $53        $ 92       $200
SVS INVESCO Dynamic Growth Portfolio.......................    $25        $76        $130       $278
SVS Janus Growth And Income Portfolio......................    $22        $69        $117       $252
SVS Janus Growth Opportunities Portfolio...................    $23        $70        $120       $258
SVS MFS Strategic Value Portfolio..........................    $23        $72        $123       $263
SVS Oak Strategic Equity Portfolio.........................    $23        $72        $123       $263
SVS Turner Mid Cap Growth Portfolio........................    $25        $76        $130       $278

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of the Enhanced Earnings Rider (charge of 0.30% annually), the Enhanced Death Benefit Rider (charge of 0.25% annually), the Disability Rider (charge of 0.05% annually) and the Living Benefits Rider (charge of 0.05% annually):



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $27        $82        $140       $297
Alger American Leveraged AllCap Portfolio..................    $27        $84        $143       $304
Credit Suisse Trust Emerging Markets Portfolio.............    $32        $98        $167       $349
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $32        $98        $167       $349
Dreyfus IP MidCap Stock Portfolio..........................    $27        $83        $142       $301
Dreyfus Socially Responsible Growth Fund, Inc..............    $26        $80        $137       $290
INVESCO VIF Utilities Fund.................................    $30        $91        $155       $326
Scudder 21st Century Growth Portfolio......................    $30        $91        $155       $327
Scudder Capital Growth Portfolio...........................    $23        $72        $123       $263
Scudder Global Discovery Portfolio.........................    $30        $93        $158       $333
Scudder Growth and Income Portfolio........................    $24        $73        $126       $269
Scudder Health Sciences Portfolio..........................    $28        $85        $145       $307
Scudder International Portfolio............................    $28        $87        $147       $312
Scudder Aggressive Growth Portfolio........................    $27        $82        $141       $298
Scudder Blue Chip Portfolio................................    $25        $77        $132       $282
Scudder Contrarian Value Portfolio.........................    $26        $80        $137       $291
Scudder Global Blue Chip Portfolio.........................    $29        $89        $152       $320
Scudder Government Securities Portfolio....................    $24        $75        $128       $273
Scudder Growth Portfolio...................................    $25        $75        $129       $276
Scudder High Yield Portfolio...............................    $25        $78        $133       $283
Scudder International Select Equity Portfolio..............    $27        $84        $143       $304
Scudder Investment Grade Bond Portfolio....................    $25        $76        $130       $277
Scudder Money Market Portfolio.............................    $24        $73        $125       $268
Scudder New Europe Portfolio...............................    $29        $90        $153       $323
Scudder Small Cap Growth Portfolio.........................    $25        $77        $132       $281
Scudder Strategic Income Portfolio.........................    $26        $80        $137       $290
Scudder Technology Growth Portfolio........................    $26        $81        $138       $293
Scudder Total Return Portfolio.............................    $24        $74        $127       $271
SVS Davis Venture Value Portfolio..........................    $29        $89        $152       $320
SVS Dreman Financial Services Portfolio....................    $27        $82        $141       $298
SVS Dreman High Return Equity Portfolio....................    $26        $81        $139       $294
SVS Dreman Small Cap Value Portfolio.......................    $26        $80        $137       $291
SVS Eagle Focused Large Cap Growth Portfolio...............    $30        $90        $154       $324
SVS Focus Value+Growth Portfolio...........................    $26        $80        $137       $291
SVS Index 500 Portfolio....................................    $24        $73        $125       $268
SVS INVESCO Dynamic Growth Portfolio.......................    $31        $95        $162       $340
SVS Janus Growth And Income Portfolio......................    $29        $88        $150       $317
SVS Janus Growth Opportunities Portfolio...................    $29        $90        $153       $322
SVS MFS Strategic Value Portfolio..........................    $30        $91        $155       $326
SVS Oak Strategic Equity Portfolio.........................    $30        $91        $155       $326
SVS Turner Mid Cap Growth Portfolio........................    $31        $95        $162       $340

If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following examples may apply to you:



(3)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually), the Enhanced Death Benefit Rider (charge of 0.25% annually), the Disability Rider (charge of 0.05% annually) and the Living Benefits Rider (charge of 0.05% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $87        $126       $166       $292
Alger American Leveraged AllCap Portfolio..................    $88        $128       $170       $299
Credit Suisse Trust Emerging Markets Portfolio.............    $92        $142       $192       $345
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $92        $142       $192       $345
Dreyfus IP MidCap Stock Portfolio..........................    $88        $127       $168       $296
Dreyfus Socially Responsible Growth Fund, Inc..............    $86        $124       $163       $286
INVESCO VIF Utilities Fund.................................    $90        $135       $181       $321
Scudder 21st Century Growth Portfolio......................    $90        $135       $181       $322
Scudder Capital Growth Portfolio...........................    $84        $116       $149       $257
Scudder Global Discovery Portfolio.........................    $91        $137       $184       $328
Scudder Growth and Income Portfolio........................    $84        $118       $152       $264
Scudder Health Sciences Portfolio..........................    $88        $129       $171       $302
Scudder International Portfolio............................    $89        $130       $173       $307
Scudder Aggressive Growth Portfolio........................    $87        $126       $167       $293
Scudder Blue Chip Portfolio................................    $86        $122       $159       $277
Scudder Contrarian Value Portfolio.........................    $87        $124       $163       $287
Scudder Global Blue Chip Portfolio.........................    $89        $133       $178       $316
Scudder Government Securities Portfolio....................    $85        $119       $154       $268
Scudder Growth Portfolio...................................    $85        $120       $156       $271
Scudder High Yield Portfolio...............................    $86        $122       $159       $278
Scudder International Select Equity Portfolio..............    $88        $128       $170       $299
Scudder Investment Grade Bond Portfolio....................    $85        $120       $156       $272
Scudder Money Market Portfolio.............................    $84        $118       $152       $263
Scudder New Europe Portfolio...............................    $90        $134       $179       $319
Scudder Small Cap Growth Portfolio.........................    $86        $121       $158       $276
Scudder Strategic Income Portfolio.........................    $86        $124       $163       $286
Scudder Technology Growth Portfolio........................    $87        $125       $164       $289
Scudder Total Return Portfolio.............................    $85        $118       $153       $266
SVS Davis Venture Value Portfolio..........................    $89        $133       $178       $316
SVS Dreman Financial Services Portfolio....................    $87        $126       $167       $293
SVS Dreman High Return Equity Portfolio....................    $87        $125       $165       $290
SVS Dreman Small Cap Value Portfolio.......................    $87        $124       $163       $287
SVS Eagle Focused Large Cap Growth Portfolio...............    $90        $134       $180       $319
SVS Focus Value+Growth Portfolio...........................    $87        $124       $163       $287
SVS Index 500 Portfolio....................................    $84        $118       $152       $263
SVS INVESCO Dynamic Growth Portfolio.......................    $91        $139       $188       $336
SVS Janus Growth And Income Portfolio......................    $89        $132       $176       $312
SVS Janus Growth Opportunities Portfolio...................    $90        $134       $179       $318
SVS MFS Strategic Value Portfolio..........................    $90        $135       $181       $321
SVS Oak Strategic Equity Portfolio.........................    $90        $135       $181       $321
SVS Turner Mid Cap Growth Portfolio........................    $91        $139       $188       $336

(3)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually), the Enhanced Death Benefit Rider (charge of 0.25% annually), the Disability Rider (charge of 0.05% annually) and the Living Benefits Rider (charge of 0.05% annually):



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $26        $81        $138       $292
Alger American Leveraged AllCap Portfolio..................    $27        $83        $141       $299
Credit Suisse Trust Emerging Markets Portfolio.............    $32        $97        $164       $345
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $32        $97        $164       $345
Dreyfus IP MidCap Stock Portfolio..........................    $27        $82        $140       $296
Dreyfus Socially Responsible Growth Fund, Inc..............    $26        $78        $134       $286
INVESCO VIF Utilities Fund.................................    $29        $89        $152       $321
Scudder 21st Century Growth Portfolio......................    $29        $90        $153       $322
Scudder Capital Growth Portfolio...........................    $23        $70        $120       $257
Scudder Global Discovery Portfolio.........................    $30        $92        $156       $328
Scudder Growth and Income Portfolio........................    $23        $72        $123       $264
Scudder Health Sciences Portfolio..........................    $27        $84        $142       $302
Scudder International Portfolio............................    $28        $85        $145       $307
Scudder Aggressive Growth Portfolio........................    $26        $81        $138       $293
Scudder Blue Chip Portfolio................................    $25        $76        $130       $277
Scudder Contrarian Value Portfolio.........................    $26        $79        $135       $287
Scudder Global Blue Chip Portfolio.........................    $29        $88        $149       $316
Scudder Government Securities Portfolio....................    $24        $73        $125       $268
Scudder Growth Portfolio...................................    $24        $74        $127       $271
Scudder High Yield Portfolio...............................    $25        $76        $130       $278
Scudder International Select Equity Portfolio..............    $27        $83        $141       $299
Scudder Investment Grade Bond Portfolio....................    $24        $74        $127       $272
Scudder Money Market Portfolio.............................    $23        $72        $123       $263
Scudder New Europe Portfolio...............................    $29        $89        $151       $319
Scudder Small Cap Growth Portfolio.........................    $25        $75        $129       $276
Scudder Strategic Income Portfolio.........................    $26        $78        $134       $286
Scudder Technology Growth Portfolio........................    $26        $79        $136       $289
Scudder Total Return Portfolio.............................    $24        $72        $124       $266
SVS Davis Venture Value Portfolio..........................    $29        $88        $149       $316
SVS Dreman Financial Services Portfolio....................    $26        $81        $138       $293
SVS Dreman High Return Equity Portfolio....................    $26        $80        $136       $290
SVS Dreman Small Cap Value Portfolio.......................    $26        $79        $135       $287
SVS Eagle Focused Large Cap Growth Portfolio...............    $29        $89        $151       $319
SVS Focus Value+Growth Portfolio...........................    $26        $79        $135       $287
SVS Index 500 Portfolio....................................    $23        $72        $123       $263
SVS INVESCO Dynamic Growth Portfolio.......................    $31        $94        $160       $336
SVS Janus Growth And Income Portfolio......................    $28        $87        $147       $312
SVS Janus Growth Opportunities Portfolio...................    $29        $88        $150       $318
SVS MFS Strategic Value Portfolio..........................    $29        $89        $152       $321
SVS Oak Strategic Equity Portfolio.........................    $29        $89        $152       $321
SVS Turner Mid Cap Growth Portfolio........................    $31        $94        $160       $336



*The Contract fee is not deducted after annuitization. Any applicable surrender charge is assessed at the time of annuitization if you elect a noncommutable fixed period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect any life contingency option or a noncommutable fixed period certain option of ten years or longer.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE SCUDDER GATEWAY CUSTOM VARIABLE ANNUITY?

The Scudder Gateway Custom variable annuity contract ("Contract") is an insurance contract designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A customized investment portfolio;


    - 2 Alger Portfolios, 2 Credit Suisse Trust Portfolios; 1 Dreyfus Investment Portfolio, 1 Dreyfus Socially Responsible Growth Fund, Inc. Portfolio, 1 INVESCO VIF Portfolio, 34 Scudder Portfolios;


    - 1 Fixed Account;

    - 9 Guarantee Period Accounts;

    - Experienced professional portfolio managers;

    - Tax deferral on earnings;

    - Guarantees that can protect your beneficiaries during the accumulation phase;

    - Income payments that you can receive for life.


    - Issue age up to your 90th birthday (as long as the Annuitant is under age 90.)


WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the Sub-Accounts investing in the Underlying Portfolios (you may utilize up to seventeen Sub-Accounts at any one time, in addition to the Scudder Money Market Portfolio) to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Portfolios and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below, WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Portfolios, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;


    - periodic payments over a specified number of years (1 to 30); under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.



WHO ARE THE KEY PERSONS UNDER THE CONTRACT?



The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


HOW MUCH CAN I INVEST AND HOW OFTEN?


The number and frequency of your payments are flexible, subject to the minimum and maximum payments stated in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.


WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Portfolios (up to a total of seventeen Sub-Accounts may be utilized at any one time, in addition to the Scudder Money Market Portfolio), the Guarantee Period Accounts, and the Fixed Account.

VARIABLE ACCOUNT. You have a choice of Sub-Accounts investing in the following Underlying Portfolios:


THE ALGER AMERICAN FUND                             SCUDDER VARIABLE SERIES II (CLASS A)
Alger American Balanced Portfolio                   Scudder Aggressive Growth Portfolio
Alger American Leveraged AllCap Portfolio           Scudder Blue Chip Portfolio
                                                    Scudder Contrarian Value Portfolio
CREDIT SUISSE TRUST                                 Scudder Global Blue Chip Portfolio
Credit Suisse Trust Emerging Markets Portfolio      Scudder Government Securities Portfolio
Credit Suisse Trust Global Post-Venture Capital     Scudder Growth Portfolio
Portfolio                                           Scudder High Yield Portfolio
                                                    Scudder International Select Equity Portfolio
DREYFUS INVESTMENT PORTFOLIOS                       Scudder Investment Grade Bond Portfolio
Dreyfus IP MidCap Stock Portfolio                   Scudder Money Market Portfolio
                                                    Scudder New Europe Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH             Scudder Small Cap Growth Portfolio
FUND, INC.                                          Scudder Strategic Income Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.      Scudder Technology Growth Portfolio
                                                    Scudder Total Return Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.             SVS Davis Venture Value Portfolio
INVESCO VIF Utilities Fund                          SVS Dreman Financial Services Portfolio
                                                    SVS Dreman High Return Equity Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)                 SVS Dreman Small Cap Value Portfolio
Scudder 21st Century Growth Portfolio               SVS Eagle Focused Large Cap Growth Portfolio
Scudder Capital Growth Portfolio                    SVS Focus Value+Growth Portfolio
Scudder Global Discovery Portfolio                  SVS Index 500 Portfolio
Scudder Growth and Income Portfolio                 SVS INVESCO Dynamic Growth Portfolio
Scudder Health Sciences Portfolio                   SVS Janus Growth And Income Portfolio
Scudder International Portfolio                     SVS Janus Growth Opportunities Portfolio
                                                    SVS MFS Strategic Value Portfolio
                                                    SVS Oak Strategic Equity Portfolio
                                                    SVS Turner Mid Cap Growth Portfolio


Each Underlying Portfolio operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios and advisers, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company currently makes available nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager of the Guarantee Period Accounts pursuant to an investment advisory agreement between the Company and DeIM.


FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE GUARANTEE PERIOD ACCOUNTS AND/OR SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Scudder Money Market Portfolio, are utilized at any one time. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge, but reserves the right to assess a processing charge guaranteed never to exceed $25. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Portfolios or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

You may surrender your Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year, you can take without a surrender charge 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy if the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to all amounts deemed to be income if you are under age
59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than six years may be subject to a surrender charge. (A Market Value Adjustment, which may increase or decrease the value of the account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


If the Annuitant (or an Owner who is also an Annuitant) dies before the Annuity Date and you did not elect the Enhanced Death Benefit Rider at issue, the standard Annuitant death benefit will be paid to the beneficiary. The standard Annuitant death benefit is equal to the GREATER of:



    (a) The Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or


    (b) Gross payments, decreased proportionately to reflect withdrawals.

For each withdrawal, the proportionate reduction is calculated by multiplying the (b) value immediately prior to the withdrawal by the following fraction:


                              Amount of withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal

If the Owner elects the Enhanced Death Benefit Rider, the Annuitant death benefit will be the GREATEST of:


    (a) The Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;


    (b) Gross payments accumulated daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments) starting on the date each payment was applied, decreased proportionately to reflect withdrawals; or

    (c) The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.


This enhanced guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments accumulated daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments accumulated daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary date while the Contract remains in force and prior to the Annuity Date. As noted above, if withdrawals are taken the values of
(b) and (c) will be decreased proportionately in the same manner as discussed above for the standard death benefit.



A separate charge is made for the Enhanced Death Benefit Rider. See "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.



Regardless of whether the Enhanced Death Benefit Rider is in effect, if an Owner who is not also the Annuitant dies during the accumulation phase, the death benefit will equal the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.



In addition, if the Owner elects the optional Enhanced Earnings Rider at issue, additional amounts may be payable to the beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.



(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.)


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $35 Contract fee (a lower fee of $30 may apply in some states) from the Contract. There will be no Contract fee if the Accumulated Value is $50,000 or more. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 2% and 7% of payments withdrawn, based on when the payments were originally made.


Depending upon the state in which you live, a deduction for state and local premium taxes, if any, may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.



The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 0.95% and 0.15%, respectively, of the average daily net assets invested in each Underlying Portfolio. The Underlying Portfolios will incur certain management fees and expenses described more fully in "Other Charges" under "VARIABLE ACCOUNT DEDUCTIONS" and in the Underlying Portfolios prospectuses which accompany this Prospectus. These charges vary among the Underlying Portfolios and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. For specific information regarding the existence and effect of any waivers/ reimbursements see "Annual Underlying Portfolio Expenses" under SUMMARY OF FEES AND EXPENSES.


Subject to state availability, the Company currently offers a number of optional Riders that may be elected by the Owner. A separate monthly charge is made for each Rider. The charge is deducted from the Accumulated Value at the end of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated. The applicable charge is assessed by multiplying the Accumulated Value on the last day of each month by 1/12th of the following annual percentage rates:


Disability Rider............................................   0.05%
Living Benefits Rider.......................................   0.05%
Enhanced Death Benefit Rider................................   0.25%
Enhanced Earnings Rider.....................................   0.30%



For a description of these riders, see "Enhanced Death Benefit Rider" under "DEATH BENEFIT" and "OPTIONAL ENHANCED EARNINGS RIDER," "OPTIONAL LIVING BENEFITS RIDER" and "OPTIONAL DISABILITY RIDER" under DESCRIPTION OF THE CONTRACT.



If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:



    Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 15-year waiting
    period                                                                 0.15%



    Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 10- year waiting
    period                                                                 0.25%


CAN I EXAMINE THE CONTRACT?


Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted). However, if state law requires or if your Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "R IGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").



First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate investment account called Separate Account KGC (the "Variable Account"). The Variable Accounts of Separate Account KGC were authorized by votes of the Board of Directors of the Companies on June 13, 1996. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying portfolios which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES


THE ALGER AMERICAN FUND. The Alger American Fund ("Alger") was established as a Massachusetts business trust on April 6, 1988. Fred Alger Management, Inc. is the investment manager of The Alger

American Fund, which includes the Alger American Balanced and Alger American Leveraged AllCap Portfolios. Fred Alger Management, Inc. is located at 111 Fifth Avenue, New York, NY 10003.



CREDIT SUISSE TRUST. Credit Suisse Trust is an open-end, management investment company registered with the SEC. It was organized as a Massachusetts business trust on March 15, 1995. Credit Suisse Asset Management, LLC ("CSAM") is the investment adviser of the Credit Suisse Trust. Abbott Capital Management, LLC ("Abbott") serves as sub-investment adviser for the Credit Suisse Trust Global Post-Venture Capital Portfolio with respect to the Portfolio's investments in private-equity portfolios.



DREYFUS INVESTMENT PORTFOLIOS. The Dreyfus Investment Portfolios ("Dreyfus IP") is a Massachusetts business trust that commenced operations on May 1, 1998. The Dreyfus Corporation is the investment adviser to the Dreyfus Investment Portfolios. The Dreyfus Corporation is located at 200 Park Avenue, New York, NY 10166.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund") was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. It is registered with the SEC as an open-end, diversified, management investment company. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Socially Responsible Growth Fund, Inc. NCM Capital Management Group Inc. serves as a sub-investment advisor. The Dreyfus Corporation is located at 200 Park Avenue, New York, NY 10166.


INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Utilities Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen.


SCUDDER VARIABLE SERIES I (CLASS A). Scudder Variable Series I (Class A) ("Scudder") is an open-end, diversified management investment company established as a Massachusetts business trust on March 15, 1985, and registered with the SEC under the 1940 Act. Deutsche Investment Management Americas Inc. serves as the investment adviser of Scudder.



SCUDDER VARIABLE SERIES II (CLASS A). Scudder Variable Series II ("SVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. Registration of SVS does not involve supervision of its management, investment practices or policies by the SEC. SVS is designed to provide an investment vehicle for certain variable annuity contracts and variable life insurance policies. Shares of the Portfolios of SVS are sold only to insurance company separate accounts. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.

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                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES, MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information of the Underlying Portfolios are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of payments made under the Contract.

THE ALGER AMERICAN FUND:

ALGER AMERICAN BALANCED PORTFOLIO -- seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 24% of the Portfolio's net assets are invested in fixed-income securities.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


CREDIT SUISSE TRUST:



CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests in equity securities of companies located in or conducting a majority of their business in emerging markets.



CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development.


DREYFUS INVESTMENT PORTFOLIOS:


DREYFUS IP MIDCAP STOCK PORTFOLIO -- seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. To pursue this goal the portfolio invests at least 80% of its assets in midcap stocks. Midcap stocks are defined as those with market capitalizations between $200 million and $10 billion at the time of purchase.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests in at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

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INVESCO VARIABLE INVESTMENT FUNDS, INC.


INVESCO VIF UTILITIES FUND -- seeks capital growth. It also seeks current income.


JANUS ASPEN SERIES: (ONLY AVAILABLE UNDER CONTRACTS PURCHASED PRIOR TO MAY 1,
  2000.)


JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio normally emphasizes investments in common stocks.



JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and income. This Portfolio normally emphasizes investments in common stocks.


SCUDDER VARIABLE SERIES I (CLASS A)

SCUDDER 21ST CENTURY GROWTH PORTFOLIO -- pursues long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

SCUDDER CAPITAL GROWTH PORTFOLIO -- seeks to maximize long-term capital growth through a broad and flexible investment program.


SCUDDER GLOBAL DISCOVERY PORTFOLIO -- seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.


SCUDDER GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital, current income and growth of income.


SCUDDER HEALTH SCIENCES PORTFOLIO -- seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.



SCUDDER INTERNATIONAL PORTFOLIO -- seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments



SCUDDER VARIABLE SERIES II (CLASS A):


SCUDDER AGGRESSIVE GROWTH PORTFOLIO -- seeks capital appreciation through the use of aggressive investment techniques.


SCUDDER BLUE CHIP PORTFOLIO -- seeks growth of capital and income.



SCUDDER CONTRARIAN VALUE PORTFOLIO -- seeks to achieve a high rate of total return.



SCUDDER GLOBAL BLUE CHIP PORTFOLIO -- seeks long-term growth of capital.



SCUDDER GOVERNMENT SECURITIES PORTFOLIO -- seeks high current return consistent with preservation of capital.



SCUDDER GROWTH PORTFOLIO -- seeks maximum appreciation of capital.



SCUDDER HIGH YIELD PORTFOLIO -- seeks to provide a high level of current income.



SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO -- seeks capital appreciation. This Portfolio was formerly known as the Scudder International Research Portfolio.

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SCUDDER INVESTMENT GRADE BOND PORTFOLIO -- seeks high current income.



SCUDDER MONEY MARKET PORTFOLIO -- seeks maximum current income to the extent consistent with stability of principal.



SCUDDER NEW EUROPE PORTFOLIO -- seeks long-term capital appreciation.



SCUDDER SMALL CAP GROWTH PORTFOLIO -- seeks maximum appreciation of investors' capital.



SCUDDER STRATEGIC INCOME PORTFOLIO -- seeks high current return.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.


SCUDDER TOTAL RETURN PORTFOLIO -- seeks a high total return, a combination of income and capital appreciation.



SVS DAVIS VENTURE VALUE PORTFOLIO -- seeks growth of capital.



SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation.



SVS DREMAN HIGH RETURN EQUITY PORTFOLIO -- seeks to achieve a high rate of total return.



SVS DREMAN SMALL CAP VALUE PORTFOLIO -- seeks long-term capital appreciation. The Fund was formerly known as Scudder Small Cap Value Portfolio.



SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO -- seeks growth through long-term capital appreciation.



SVS FOCUS VALUE+GROWTH PORTFOLIO -- seeks growth of capital through a portfolio of growth and value stocks. A secondary objective is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.



SVS INDEX 500 PORTFOLIO* -- seeks returns that, before expenses, corresponds to the total return of U.S. common stocks as represented bythe Standard & Poor's 500 Composite Stock Price Index, (the "S&P 500 Index").



SVS INVESCO DYNAMIC GROWTH PORTFOLIO -- seeks long-term capital growth.



SVS JANUS GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.



SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.



SVS MFS STRATEGIC VALUE PORTFOLIO -- seeks to provide capital appreciation.



SVS OAK STRATEGIC EQUITY PORTFOLIO -- seeks long-term capital growth.



SVS TURNER MID CAP GROWTH PORTFOLIO -- seeks capital appreciation.



*"Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-" "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Investment Management Americas Inc. The SVS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.

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Certain Underlying Portfolios have investment objectives and/or policies similar to those of other Underlying Portfolios. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Portfolio prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Portfolios have been in existence. (Tables 2A and 2B.) Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Portfolios and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.

The average annual total return represents the average annual percentage change in the value of an investment in a Sub-Account over a given period of time. Average annual total return represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Scudder Money Market Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The effective yield calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Portfolio other than the Scudder Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.10%, the Underlying Portfolio charges, the $35 annual Contract fee and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The

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calculation is not adjusted to reflect the deduction of any rider charges.
Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B in the SAI is calculated in exactly the same manner as that in Tables 1A and 1B, respectively; however, the period of time is based on the Underlying Portfolios' lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Portfolio was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                          DESCRIPTION OF THE CONTRACT


PAYMENTS


The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity contracts.


Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office, on the basis of the accumulation unit value next determined after receipt. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.


Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:


    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.


    - Each subsequent payment must be at least $100.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Scudder Money Market Portfolio.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Scudder Money Market Portfolio.


This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolio. These and similar activities may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.



In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Portfolios. In addition, some of the Underlying Portfolios have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Portfolio's investment adviser, the Underlying Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.



RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY


An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased or to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Portfolios for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER CONTRACTS


An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.


TELEPHONE TRANSACTIONS PRIVILEGE



Subject to state law, the Owner, or anyone he/she authorizes, may initiate transactions over the telephone, unless the Owner notifies the Company of his/her election not to have this privilege. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

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The Company cannot guarantee that the Owner, or any other person authorized by the Owner, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.



TRANSFER PRIVILEGE



At any time prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS," an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Scudder Money Market Account, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request. In Oregon and Massachusetts, payments and transfers to the Fixed Account are subject to certain restrictions. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account which invests in the Scudder Money Market Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to asses a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.



The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services for. The Company does not charge the Owner for providing additional support services.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Scudder Money Market Portfolio or the Sub-Account investing in the Scudder Government Securities Portfolio, (the "source accounts") to one or more of the available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Portfolio being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments which are deposited into the Fixed Account when it

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is being used as the source account for the payment from which to process automatic transfers. For more information see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


SURRENDER


At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last six full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered normally is payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of Portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see FEDERAL TAX CONSIDERATIONS, "TAX-SHELTERED ANNUITIES" AND "TEXAS OPTIONAL RETIREMENT PROGRAM."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.


WITHDRAWALS



At any time prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value, subject to the limits stated below. The Owner must submit a signed, written request for withdrawals, satisfactory to the Company, to the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The Company will then withdraw an amount equal to the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under "GUARANTEE PERIOD ACCOUNTS".


Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of

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units equivalent in value to the amount withdrawn, computed as of the Valuation
Date that the request is received at the Principal Office.


The minimum withdrawal amount is $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" under CHARGES AND DEDUCTIONS.


After the Annuity Date, withdrawals are allowed only if the Contract is annuitized under a commutable period certain option. A withdrawal after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount withdrawn.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1
(one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the

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Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACTS IN GENERAL." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)


The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.


DEATH BENEFIT



If the Annuitant dies (or an Owner predeceases the Annuitant) before the Annuity Date while the Contract is in force, the Company will pay the beneficiary a death benefit, except when a spousal beneficiary chooses to continue the Contract as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY."


DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE.

STANDARD DEATH BENEFIT. Upon the death of the Annuitant (including an Owner who is also the Annuitant), the standard death benefit is equal to the GREATER of:


    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment, or


    (b) gross payments decreased proportionately to reflect withdrawals. For each withdrawal, the proportionate reduction is calculated as the
       (b) value immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.


ENHANCED DEATH BENEFIT RIDER. An optional Enhanced Death Benefit (EDB) Rider will be available at issue as long as the Annuitant has not yet attained age 80. (For Contracts issued by First Allmerica in New York and Hawaii, the EDB Rider may be elected if the Annuitant is under age 90.)


Under the EDB Rider, if the Annuitant dies before the Annuity Date, the death benefit will be the GREATEST of:


    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment,


    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals), or

    (c) the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.


For each withdrawal above, the proportionate reduction is calculated by multiplying the (b) or (c) value immediately prior to the withdrawal by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.


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This enhanced guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments accumulated daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments accumulated daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary date while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

A separate charge is deducted for the optional Enhanced Death Benefit Rider. On the last day of each month and, if applicable, on the date the Rider is terminated, a charge equal to 1/12th of an annual rate of 0.25% is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts, of dollar amounts in the Fixed Account, and of dollar amounts in the Guarantee Period Accounts.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY
DATE. Under either the standard or enhanced death benefit, if an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio. The excess, if any, of the enhanced death benefit over the Accumulated Value also will be added to the Scudder Money Market Portfolio. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

                                       37
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THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio; and (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Scudder Money Market Portfolio. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least six years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.


ASSIGNMENT


The Contract, other than those sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.


ELECTING THE FORM OF ANNUITY AND ANNUITY DATE


The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month: (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. To the extent permitted by state law, the new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

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Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.


The annuity payout option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where the Annuitant has elected a commutable period certain option. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable "period certain" may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."



If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.



DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Scudder Investment Grade Bond, SVS Focus Value+Growth, Scudder Total Return and Scudder Blue Chip Portfolios. The Company also provides these same options funded through the Fixed Account (fixed annuity option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT FUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2) then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

    Where:  (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

            (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied

                                       39
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during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to 30 (period certain for less than ten years, not available in Oregon). If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting a period certain option.


ANNUITY BENEFIT PAYMENTS



DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.


The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.


    - For commutable period certain options and any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts), the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.


    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

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The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.


For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.



OPTIONAL ENHANCED EARNINGS RIDER



The Enhanced Earnings Rider (EER) may be elected at issue in most jurisdictions as long as the Annuitant has not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.



The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.



CONDITIONS FOR PAYMENT OF THE EER BENEFIT



For any benefit to be payable under the EER, certain conditions must be met, as follows:



1.  The death must occur prior to the Annuity Date.



2.  The difference between (a) and (b) must be greater than zero, where:



    (a) is the Accumulated Value, and



    (b) is gross payments not previously withdrawn.


                                       41
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    If (a) minus (b) is zero or less, no benefit will be payable.



Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.



For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.



AMOUNT OF EER BENEFIT



ANNUITANT'S AGE AT ISSUE -- 0 TO 65 -- If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 66th birthday, the benefit will be equal to the LESSER of:



(a) 200% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.



ANNUITANT'S AGE AT ISSUE -- 66 TO 70 -- If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 66th birthday and before his/her 71st birthday, the benefit will be equal to the LESSER of:



(a) 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.



ANNUITANT'S AGE AT ISSUE -- 71 TO 75 -- If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:



(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.



The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.



EXAMPLES



EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.



The EER benefit on that date is equal to the LESSER of:



(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% X 100,000) = $80,000; or


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(b) 40% of the difference between the Accumulated Value and the gross payments
    (not previously withdrawn) made to the contract = (40% X (150,000 - 100,000)) = $20,000



The EER benefit is equal to $20,000 under (b), which is the lesser of $80,000 (80% X 100,000) and $20,000 (40% X (150,000 - 100,000)).



EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.



The EER benefit on that date is equal to the LESSER of:



(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% X $100,000) = $80,000; or



(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% X ($250,000 - $100,000)) = $60,000



The EER benefit is equal to $60,000 under (b), which is the lesser of $80,000 (80% X $100,000) and $60,000 (40% X ($250,000 - $100,000)).



EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.



Immediately after the withdrawal, the EER benefit is equal to the LESSER of:



(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% X $100,000) = $80,000; or



(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% X ($135,000 - $100,000)) = $14,000



The EER benefit is equal to $14,000 under (b), which is the lesser of $80,000 (80% X 100,000) and $14,000 (40% X ($135,000 - $100,000)).



EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.



Immediately after the withdrawal, the EER benefit is equal to the LESSER of:



(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% X $85,000) = $68,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% X ($85,000 - $85,000)) = $0



The EER benefit is equal to $0 under (b), which is the lesser of $68,000 (80% X $85,000) and $0 (40% X ($85,000 - $85,000)).



TERMINATING THE EER



Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:



1.  the Annuity Date;



2.  the date the Contract is surrendered;



3.  the date the Company determines a death benefit is payable; or



4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.



If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the Scudder Money Market Portfolio and the EER will terminate.



THE EER MAY NOT BE AVAILABLE IN ALL STATES.



OPTIONAL LIVING BENEFITS RIDER


(Due to state law restrictions, this Rider is not available in New York or New Jersey). For a separate monthly charge, an optional Living Benefits Rider may be elected at the time of application for the Contract. Under this rider, the surrender charge will be waived if the Owner (or the Annuitant if the Owner is not a person):

    (1) is admitted to a "medical care facility" after the issue date of the Contract and remains confined there until the later of one year after the issue date, or 90 consecutive days;

    (2) is first diagnosed by a licensed "physician" as having a "fatal illness" after the issue date of the Contract; or

    (3) commencing one year after issue of the Contract, is confined to a hospice or receives home health care services, with certification from a licensed physician that the confinement to the hospice or receipt of home health care services is expected to continue until death.

For purposes of the above provision, "medical care facility" means any state-licensed facility (or, in a state that does not require licensing, a facility that is operating pursuant to state law) providing medically necessary in-patient care which is prescribed in writing by a licensed "physician" and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment, and is acting within the scope of that license.

Where surrender charges have been waived under this rider, no additional payments under the Contract will be accepted.

On the last day of each month and, if applicable, on the date the rider is terminated, a charge equal to 1/12th of an annual rate of 0.05% is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction in Accumulation Units of the Sub-Accounts, of dollar amounts in the Fixed Account, and of dollar amounts in the Guarantee Period Accounts, based on relative values.

OPTIONAL DISABILITY RIDER

For a separate monthly charge, an optional Disability Rider may be elected at the time of application for the Contract. Under this rider, the surrender charge will be waived if the Owner (or the Annuitant if the Owner is not a person) is physically disabled after the issue date of the Contract and before attaining age 65. Under New York contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of continuing disability, including written confirmation of receipt and approval of any claim for Social Security disability benefits, and reserves the right to obtain, at its expense, an examination by a licensed physician of its choice.

Where surrender charges have been waived under this rider, no additional payments under the Contract will be accepted.


NORRIS DECISION


In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.


COMPUTATION OF VALUES


THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received in good order at the Company's Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Portfolios. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNTS.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 0.95% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Portfolios are described in the prospectuses and SAIs of the Underlying Portfolios.


VARIABLE ACCOUNT DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 0.95% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.55% for mortality risk and 0.40% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


OTHER CHARGES. Because the Sub-Accounts hold shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. The prospectuses and SAIs of the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios.

CONTRACT FEE


A $35 Contract fee (a lower fee may apply in certain states) currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000 on the date assessed. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract Fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following classes of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios; investment managers or sub-advisers of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.


OPTIONAL RIDER CHARGES


Subject to state availability, the Company currently offers optional riders that may be elected by the Owner. A separate monthly charge is made for each rider selected. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:


Enhanced Earnings Rider                                       0.30%
Enhanced Death Benefit Rider                                  0.25%
Living Benefits Rider                                         0.05%
Disability Rider                                              0.05%



For a description of the Riders, see "DEATH BENEFIT,""O PTIONAL ENHANCED EARNINGS RIDER," "OPTIONAL LIVING BENEFITS RIDER" and "OPTIONAL DISABILITY RIDER" under DESCRIPTION OF THE CONTRACT.



If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:



Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  15-year waiting period                                      0.15%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a 10-
  year waiting period                                         0.25%



For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES


Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    (1) if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    (2) the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.


SURRENDER CHARGE


No charge for sales expense is deducted from payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Contract in the case of surrender and/or withdrawals or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the six years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than six years; and (3) Cumulative Earnings -- the amount of Accumulated Value in excess of all payments that have not been surrendered previously. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

An Owner may withdraw 15% of the Accumulated Value in any calendar year, without assessment of a Withdrawal Charge. If the Owner withdraws an amount in excess of the Withdrawal Without Surrender Charge amount in any calendar year, the excess is subject to a Withdrawal Charge.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. This charge never will be applied to earnings. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

                           CHARGE AS
COMPLETE YEARS FROM    PERCENTAGE OF NEW
  DATE OF PAYMENT      PAYMENTS WITHDRAWN
-------------------    ------------------
  Less than 1                    7%
  Less than 2                    6%
  Less than 3                    5%
  Less than 4                    4%
  Less than 5                    3%
  Less than 6                    2%
  Thereafter                     0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. From time to time, where permitted by law, the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:
(1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on the Contract where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a Sales Agreement with the Company to sell the Contract; employees of the Company, its affiliates or subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios, investment managers or sub-advisers of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted under state law, surrender charges may be waived under Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.


Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing contracts issued by the Company for this Contract. See "EXCHANGE OFFER" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, including the calendar year in which the Contract is issued, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greater of (1) or (2) where:

    (1) is: 15% of the Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

    (2) is: the amount calculated under the Company's life expectancy distribution ("LED") option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, would have a Withdrawal Without Surrender Charge Amount of $2,250, which is equal to the greater of:

    (1) 15% of Accumulated Value ($2,250); or

    (2) LED distribution of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount will be deducted first from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period may be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value under the Contract, net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the highest Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is a trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.


For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "S URRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.



CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date. (See discussion of period certain variable annuity under "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS.")


No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten or more years (six or more years under New York contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS.

If an owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity payout option, the Company may permit such owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


TRANSFER CHARGE



The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see " TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, there currently are nine Guarantee Periods available under the Contract with durations of two, three, four, five, six, seven, eight, nine and ten years. Each Guarantee Period Account established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period. Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period Account except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Scudder Money Market Portfolio. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, under Contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.


MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges.In addition, no negative Market Value Adjustment will be applied to a death benefit, although a positive Market Value Adjustment, if any, will

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be applied to increase the value of the death benefit when based on the
Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. A Market Value Adjustment will apply to all other transfers, withdrawals or surrender. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any surrender charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example: 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

              n is the number of days remaining from the effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.


PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company then will compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that on the last day of the Guarantee Period it will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.



WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.



In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth in "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.


                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


GENERAL


THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


QUALIFIED AND NON-QUALIFIED CONTRACTS



From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified Contracts, see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS."



TAXATION OF THE CONTRACTS IN GENERAL


The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity contract under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the Annuitant dies before the total investment in the Contract is recovered, a deduction for the difference is allowed on the Annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the owner (or, if the owner is not an individual, the death of the primary annuitant, as defined in the Code) or, in the case of the owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the owner elects to have distributions made over the owner's life expectancy, or over the joint life expectancy of the owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the owner's age 59 1/2 or five years, will subject the owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer and are subject to the claims of the employer's general creditors.


TAX WITHHOLDING


The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

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The tax treatment of certain withdrawals or surrenders of the non-qualified
Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.


PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified employer plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

A qualified Contract may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to the Owner of a non-qualified Contract. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: this term covers all IRAs permitted under Section 408(b) of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY." Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer.



STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.

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Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.



The Contract provides an optional enhanced death benefit that, under certain circumstances, may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. Although the Internal Revenue Service issued a favorable opinion letter with regard to this Contract, it has recently stopped issuing such letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will refrain from taking future actions with respect to such benefits.


TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA Contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the Contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA Contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA Contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Portfolios. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

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                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated to the Scudder Money Market Portfolio instead.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Portfolio no longer are available for investment or if in the Company's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Portfolios also are issued to separate accounts of other insurance companies which issue variable life contracts ("mixed funding"). Shares of the Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Portfolios do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of the Underlying Portfolios intend to monitor events in order to identify any material conflicts between such Owners and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate portfolios should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

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    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Portfolio shares held by a Sub-Account, in the event that Underlying Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Underlying Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation phase, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity payout phase, the number of Underlying Portfolio shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Annuitant's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers, including representatives of Allmerica Investments, Inc. (the Principal Underwriter) which are registered under the

Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. ("NASD").

The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers that sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on a Contract will be retained by the Company.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-782-8380.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company, and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If the Contract is surrendered, or if an Excess Amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least six full Contract years.

In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

    If the Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon no additional allocations will be accepted into the Fixed Account on or after the third Contract anniversary. Further, no payments to the Fixed Account will be permitted if the Contract is issued after the Annuitant's 81st birthday.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Scudder Money Market Portfolio.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge amount is equal to 15% of the current Accumulated Value.

The table below presents examples of the surrender charge resulting from a full surrender of the Owner's Contract, based on hypothetical Accumulated Values.

          HYPOTHETICAL        FREE        SURRENDER
ACCOUNT   ACCUMULATED      WITHDRAWAL       CHARGE    SURRENDER
  YEAR       VALUE            YEAR        PERCENTAGE   CHARGE
--------  ------------  ----------------  ----------  ---------
 1        $54,000.00      $8,100.00        7%         $3,213.00
   2        58,320.00        8,748.00         6%       2,974.32
   3        62,985.60        9,447.84         5%       2,500.00
   4        68,024.45       10,203.67         4%       2,000.00
   5        73,466.40       11,019.96         3%       1,500.00
   6        79,343.72       11,901.56         2%       1,000.00
   7        85,691.21       12,853.68         0%           0.00

WITHDRAWALS -- Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge amount is equal to 15% of the current Accumulated Value and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals from the Owner's Contract, based on hypothetical Accumulated Values.

          HYPOTHETICAL                    FREE        SURRENDER
ACCOUNT   ACCUMULATED                  WITHDRAWAL       CHARGE    SURRENDER
  YEAR       VALUE      WITHDRAWAL       AMOUNT       PERCENTAGE   CHARGE
--------  ------------  ----------  ----------------  ----------  ---------
   1       $54,000.00   $     0.00     $8,100.00          7%       $  0.00
   2        58,320.00         0.00      8,748.00          6%          0.00
   3        62,985.60         0.00      9,447.84          5%          0.00
   4        68,024.45    30,000.00     10,203.67          4%        791.85
   5        41,066.40    10,000.00      6,159.96          3%        115.20
   6        33,551.72     5,000.00      5,032.76          2%          0.00
   7        30,835.85    10,000.00      4,625.38          0%          0.00

PART 2: MARKET VALUE ADJUSTMENT


The market value factor is: [(1+i)/(1+j]n/365 - 1



For purposes of the examples below:



  i   =   the guaranteed interest rate being credited to the guarantee period.

  j   =   the guaranteed interest rate on the date of surrender for
          the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

  n   =   the number of days from the date of surrender to the
          expiration date of the guarantee period.



The following examples assume:



    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.



    2. The date of surrender is seven years (2,555 days) from the expiration date.



    3. The value of the Guarantee Period Account is equal to $65,505.02 at the end of three years.



    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.



    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.



NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*



Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10



    The market value factor    =  [(1+i)/(1+j)] - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $65,505.02

                               =  -$7,895.79



*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) **



Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11) TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17454 X $65,505.02 or -$10,868.67

                               =  Maximum (-$11,432.08 or -$10,868.67)

                               =  -$10,868.67



**Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.



POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED) *



Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935)7 - 1

                               =  .06728

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $65,505.02

                               =  $4,407.41



*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.



POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) **



Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.02857)7 - 1

                               =  .21798

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $65,505.02 or $10,868.67)

                                  Minimum of ($14,278.98 or $10,868.67)

                               =  $10,868.67



**Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT -- WITHOUT ENHANCED DEATH BENEFIT RIDER

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death benefit based on the hypothetical Accumulated Values.

                          HYPOTHETICAL
           HYPOTHETICAL      MARKET                                  HYPOTHETICAL
           ACCUMULATED       VALUE          DEATH         DEATH         DEATH
  YEAR        VALUE        ADJUSTMENT    BENEFIT (A)   BENEFIT (B)     BENEFIT
--------   ------------   ------------   -----------   -----------   ------------
    1       $53,000.00       $  0.00     $53,000.00    $50,000.00     $53,000.00
    2        53,530.00        500.00      54,030.00     50,000.00      54,030.00
    3        58,883.00          0.00      58,883.00     50,000.00      58,883.00
    4        52,994.70        500.00      53,494.70     50,000.00      53,494.70
    5        58,294.17          0.00      58,294.17     50,000.00      58,294.17
    6        64,123.59        500.00      64,623.59     50,000.00      64,623.59
    7        70,535.95          0.00      70,535.95     50,000.00      70,535.95
    8        77,589.54        500.00      78,089.54     50,000.00      78,089.54
    9        85,348.49          0.00      85,348.49     50,000.00      85,348.49
   10        93,883.34          0.00      93,883.34     50,000.00      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments reduced proportionately to reflect withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits
(a) or (b).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below. The table below presents examples of the death benefit based on the hypothetical Accumulated Values.

                                    HYPOTHETICAL
        HYPOTHETICAL                   MARKET                                  HYPOTHETICAL
        ACCUMULATED                    VALUE          DEATH         DEATH         DEATH
YEAR       VALUE       WITHDRAWAL    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)     BENEFIT
-----   ------------   ----------   ------------   -----------   -----------   ------------
  1      $53,000.00    $    0.00     $     0.00    $53,000.00    $50,000.00     $53,000.00
  2       53,530.00         0.00         500.00     54,030.00     50,000.00      55,125.00
  3        3,883.00    50,000.00           0.00      3,883.00      3,603.18       3,883.00
  4        3,494.70         0.00         500.00      3,994.70      3,603.18       3,994.70
  5        3,844.17         0.00           0.00      3,844.17      3,603.18       3,844.17
  6        4,228.59         0.00         500.00      4,728.59      3,603.18       4,728.59
  7        4,651.45         0.00           0.00      4,651.45      3,603.18       4,651.45
  8        5,116.59         0.00         500.00      5,616.59      3,603.18       5,616.59
  9        5,628.25         0.00           0.00      5,628.25      3,603.18       5,628.25
 10          691.07     5,000.00           0.00        691.07        437.54         691.07

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments reduced proportionately to reflect withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits
(a) or (b).

PART 2: DEATH OF THE ANNUITANT -- WITH ENHANCED DEATH BENEFIT RIDER DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death benefit based on the hypothetical Accumulated Values.

                      HYPOTHETICAL
       HYPOTHETICAL      MARKET
       ACCUMULATED       VALUE          DEATH         DEATH         DEATH      HYPOTHETICAL
YEAR      VALUE        ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
----   ------------   ------------   -----------   -----------   -----------   -------------
  1     $53,000.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
  2      53,530.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
  3      58,883.00          0.00      58,883.00     57,881.25     55,125.00      58,883.00
  4      52,994.70        500.00      53,494.70     60,775.31     58,883.00      60,775.31
  5      58,294.17          0.00      58,294.17     63,814.08     60,775.31      63,814.08
  6      64,123.59        500.00      64,623.59     67,004.78     63,814.08      67,004.78
  7      70,535.95          0.00      70,535.95     70,355.02     67,004.78      70,535.95
  8      77,589.54        500.00      78,089.54     73,872.77     70,535.95      78,089.54
  9      85,348.49          0.00      85,348.49     77,566.41     78,089.54      85,348.49
 10      93,883.34          0.00      93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5%, reduced proportionately to reflect withdrawals.

Death Benefit (c) is the Death Benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below. The table below presents examples of the death benefit based on the hypothetical Accumulated Values.

       HYPOTHETICAL                 HYPOTHETICAL
       ACCUMULATED                  MARKET VALUE      DEATH
YEAR      VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)
----   ------------   -----------   ------------   -----------
  1     $53,000.00    $     0.00     $     0.00    $53,000.00
  2      53,530.00          0.00         500.00     54,030.00
  3       3,883.00     50,000.00           0.00      3,883.00
  4       3,494.70          0.00         500.00      3,994.70
  5       3,844.17          0.00           0.00      3,844.17
  6       4,228.59          0.00         500.00      4,728.59
  7       4,651.45          0.00           0.00      4,651.45
  8       5,116.59          0.00         500.00      5,616.59
  9       5,628.25          0.00           0.00      5,628.25
 10         691.07      5,000.00           0.00        691.07

       HYPOTHETICAL
       ACCUMULATED                      DEATH
YEAR      VALUE       MARKET VALUE   BENEFIT (A)
----   ------------   ------------   -----------
  1     $52,500.00     $50,000.00    $53,000.00
  2      55,125.00      53,000.00     55,125.00
  3       4,171.13       3,972.50      4,171.13
  4       4,379.68       4,171.13      4,379.68
  5       4,598.67       4,379.68      4,598.67
  6       4,828.60       4,598.67      4,828.60
  7       5,070.03       4,828.60      5,070.03
  8        5,323.5      35,070.03      5,616.59
  9       5,589.71       5,616.59      5,628.25
 10         712.70         683.44        712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5%, reduced proportionately to reflect withdrawals.

Death Benefit (c) is the Death Benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 3: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT (WITH OR WITHOUT ENHANCED DEATH BENEFIT)

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death benefit based on the hypothetical Accumulated Values.

           HYPOTHETICAL       HYPOTHETICAL
           ACCUMULATED        MARKET VALUE       HYPOTHETICAL
YEAR          VALUE            ADJUSTMENT        DEATH BENEFIT
----       ------------       ------------       -------------
  1         $53,000.00           $ 0.00           $53,000.00
  2          53,530.00           500.00            54,030.00
  3          58,883.00             0.00            58,883.00
  4          52,994.70           500.00            53,494.70
  5          58,294.17             0.00            58,294.17
  6          64,123.59           500.00            64,623.59
  7          70,535.95             0.00            70,535.95
  8          77,589.54           500.00            78,089.54
  9          85,348.49             0.00            85,348.49
 10          93,883.34             0.00            93,883.34

The hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                 ALLMERICA FINANCIAL LIFE AND INSURANCE COMPANY
                              SEPARATE ACCOUNT KGC
                             SCUDDER GATEWAY CUSTOM

                                                                YEAR ENDED DECEMBER 31ST
                                                  ----------------------------------------------------
SUB-ACCOUNT                                         2001       2000       1999       1998       1997
-----------                                       --------   --------   --------   --------   --------
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.018      1.058      1.000         N/A      N/A
  End of Period.................................    0.987      1.018      1.058         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    1,412      1,118         62         N/A      N/A

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value:
  Beginning of Period...........................    0.890      1.197      1.000         N/A      N/A
  End of Period.................................    0.740      0.890      1.197         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    1,282      1,171        173         N/A      N/A

CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO
Unit Value:
  Beginning of Period...........................    0.750      1.000        N/A         N/A      N/A
  End of Period.................................    0.670      0.750        N/A         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................       57         39        N/A         N/A      N/A

CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL
 PORTFOLIO
Unit Value:
  Beginning of Period...........................    0.756      1.000        N/A         N/A      N/A
  End of Period.................................    0.533      0.756        N/A         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................       83        121        N/A         N/A      N/A

DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.123      1.049      1.000         N/A      N/A
  End of Period.................................    1.075      1.123      1.049         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    1,741      1,184        134         N/A      N/A

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Unit Value:
  Beginning of Period...........................    0.956      1.086      1.000         N/A      N/A
  End of Period.................................    0.732      0.956      1.086         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................      181        139         16         N/A      N/A

                        CONDENSED FINANCIAL INFORMATION
                 ALLMERICA FINANCIAL LIFE AND INSURANCE COMPANY
                              SEPARATE ACCOUNT KGC
                             SCUDDER GATEWAY CUSTOM

                                                                YEAR ENDED DECEMBER 31ST
                                                  ----------------------------------------------------
SUB-ACCOUNT                                         2001       2000       1999       1998       1997
-----------                                       --------   --------   --------   --------   --------
INVESCO VIF UTILITIES FUND
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A         N/A      N/A
  End of Period.................................    0.678        N/A        N/A         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................       51        N/A        N/A         N/A      N/A

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...........................    0.786      1.000        N/A         N/A      N/A
  End of Period.................................    0.598      0.786        N/A         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................      521        102        N/A         N/A      N/A

SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.256      1.410      1.054       1.000      N/A
  End of Period.................................    1.002      1.256      1.410       1.054      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    3,389      3,842      2,964     757.558      N/A

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.534      1.638      0.998       1.000      N/A
  End of Period.................................    1.144      1.534      1.638       0.998      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    3,554      3,934      1,985     731.665      N/A

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period...........................    0.967      0.998      0.952       1.000      N/A
  End of Period.................................    0.848      0.967      0.998       0.952      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    3,128      3,124      3,245    1084.152      N/A

SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A         N/A      N/A
  End of Period.................................    1.057        N/A        N/A         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................      342        N/A        N/A         N/A      N/A

SCUDDER INTERNATIONAL PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.170      1.511      0.989       1.000      N/A
  End of Period.................................    0.800      1.170      1.511       0.989      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    3,115      3,484      2,696     794.138      N/A

                        CONDENSED FINANCIAL INFORMATION
                 ALLMERICA FINANCIAL LIFE AND INSURANCE COMPANY
                              SEPARATE ACCOUNT KGC
                             SCUDDER GATEWAY CUSTOM

                                                                YEAR ENDED DECEMBER 31ST
                                                  ----------------------------------------------------
SUB-ACCOUNT                                         2001       2000       1999       1998       1997
-----------                                       --------   --------   --------   --------   --------
SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.305      1.389      1.000         N/A      N/A
  End of Period.................................    1.010      1.305      1.389         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    1,700      1,777        429         N/A      N/A

SCUDDER BLUE CHIP PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.408      1.544      1.247       1.107    1.000
  End of Period.................................    1.172      1.408      1.544       1.247    1.107
Number of Units Outstanding at End of Period
 (in thousands).................................    9,259     10,127      8,955       5,635    1,560

SCUDDER CONTRARIAN VALUE PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.520      1.324      1.491       1.264    1.000
  End of Period.................................    1.531      1.520      1.324       1.491    1.264
Number of Units Outstanding at End of Period
 (in thousands).................................    8,334     10,286     13,896      16,119    9,815

SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.204      1.260      1.006       1.000      N/A
  End of Period.................................    1.007      1.204      1.260       1.006      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    2,470      2,668      1,538         396      N/A

SCUDDER GOVERNMENT SECURITIES PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.242      1.132      1.137       1.074    1.000
  End of Period.................................    1.320      1.242      1.132       1.137    1.074
Number of Units Outstanding at End of Period
 (in thousands).................................    3,387      3,029      3,434       4,590      659

SCUDDER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.464      1.829      1.348       1.184    1.000
  End of Period.................................    1.124      1.464      1.829       1.348    1.184
Number of Units Outstanding at End of Period
 (in thousands).................................    8,221      9,532      9,416       7,034    3,144

SCUDDER HIGH YIELD PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.011      1.119      1.108       1.104    1.000
  End of Period.................................    0.876      1.011      1.119       1.108    1.104
Number of Units Outstanding at End of Period
 (in thousands).................................      103     14,803     22,755      23,809    9,516

                        CONDENSED FINANCIAL INFORMATION
                 ALLMERICA FINANCIAL LIFE AND INSURANCE COMPANY
                              SEPARATE ACCOUNT KGC
                             SCUDDER GATEWAY CUSTOM

                                                                YEAR ENDED DECEMBER 31ST
                                                  ----------------------------------------------------
SUB-ACCOUNT                                         2001       2000       1999       1998       1997
-----------                                       --------   --------   --------   --------   --------
SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.352      1.719      1.193       1.096    1.000
  End of Period.................................    1.011      1.352      1.719       1.193    1.096
Number of Units Outstanding at End of Period
 (in thousands).................................    6,178      6,879     11,193       9,222    4,609

SCUDDER INVESTMENT GRADE BOND PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.201      1.105      1.140       1.068    1.000
  End of Period.................................    1.255      1.201      1.105       1.140    1.068
Number of Units Outstanding at End of Period
 (in thousands).................................    3,499      3,847      5,245       6,067    1,032

SCUDDER MONEY MARKET PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.179      1.124      1.084       1.042    1.000
  End of Period.................................    1.209      1.179      1.124       1.084    1.042
Number of Units Outstanding at End of Period
 (in thousands).................................   15,895     15,898     10,036       4,440    2,329

SCUDDER NEW EUROPE PORTFOLIO
Unit Value:
  Beginning of Period...........................    0.952      1.026      0.909       1.000      N/A
  End of Period.................................    0.660      0.952      1.026       0.909      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    1,352      1,567        392         332      N/A

SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.842      2.086      1.568       1.339    1.000
  End of Period.................................    1.297      1.842      2.086       1.568    1.339
Number of Units Outstanding at End of Period
 (in thousands).................................    5,174      5,573      5,486       5,345    2,090

SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.059      1.044      1.121       1.021    1.000
  End of Period.................................    1.102      1.059      1.044       1.121    1.021
Number of Units Outstanding at End of Period
 (in thousands).................................      614      1,436        406         435      457

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.368      1.764      1.000         N/A      N/A
  End of Period.................................    0.915      1.368      1.764         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    7,037      7,348      3,400         N/A      N/A

                        CONDENSED FINANCIAL INFORMATION
                 ALLMERICA FINANCIAL LIFE AND INSURANCE COMPANY
                              SEPARATE ACCOUNT KGC
                             SCUDDER GATEWAY CUSTOM

                                                                YEAR ENDED DECEMBER 31ST
                                                  ----------------------------------------------------
SUB-ACCOUNT                                         2001       2000       1999       1998       1997
-----------                                       --------   --------   --------   --------   --------
SCUDDER TOTAL RETURN PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.458      1.514      1.334       1.171    1.000
  End of Period.................................    1.355      1.458      1.514       1.334    1.171
Number of Units Outstanding at End of Period
 (in thousands).................................   14,643     11,022     11,248       7,446    3,260

SVS DAVIS VENTURE VALUE PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A         N/A      N/A
  End of Period.................................    0.943        N/A        N/A         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................      823        N/A        N/A         N/A      N/A

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.145      0.912      0.971       1.000      N/A
  End of Period.................................    1.078      1.145      0.912       0.971      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    2,207      2,436      2,445       1,698      N/A

SVS DREMAN HIGH RETURN EQUITY PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.167      0.904      1.029       1.000      N/A
  End of Period.................................    1.173      1.167      0.904       1.029      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................   10,604     10,347      9,715       5,903      N/A

SVS DREMAN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.115      1.083      1.065       1.214    1.000
  End of Period.................................    1.297      1.115      1.083       1.065    1.214
Number of Units Outstanding at End of Period
 (in thousands).................................    6,188      6,126      8,173       9,791    5,115

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.153      1.282      1.000         N/A      N/A
  End of Period.................................    0.947      1.153      1.282         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................      561        453         90         N/A      N/A

SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.584      1.667      1.447       1.217    1.000
  End of Period.................................    1.342      1.584      1.667       1.447    1.217
Number of Units Outstanding at End of Period
 (in thousands).................................    5,001      5,885      6,592       7,166    2,845

                        CONDENSED FINANCIAL INFORMATION
                 ALLMERICA FINANCIAL LIFE AND INSURANCE COMPANY
                              SEPARATE ACCOUNT KGC
                             SCUDDER GATEWAY CUSTOM


                                                                YEAR ENDED DECEMBER 31ST
                                                  ----------------------------------------------------
SUB-ACCOUNT                                         2001       2000       1999       1998       1997
-----------                                       --------   --------   --------   --------   --------
SVS INDEX 500 PORTFOLIO
Unit Value:
  Beginning of Period...........................    0.972      1.092      1.000         N/A      N/A
  End of Period.................................    0.846      0.972      1.092         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    2,441      2,176        726         N/A      N/A

SVS INVESCO DYNAMIC GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A         N/A      N/A
  End of Period.................................    0.873        N/A        N/A         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................       22        N/A        N/A         N/A      N/A

SVS JANUS GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.030      1.147      1.000         N/A      N/A
  End of Period.................................    0.894      1.030      1.147         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    1,676      1,545        274         N/A      N/A

SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.018      1.162      1.000         N/A      N/A
  End of Period.................................    0.768      1.018      1.162         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................    2,624      2,718        728         N/A      N/A

SVS MFS STRATEGIC VALUE PORTFOLIO
Unit Value:
  Beginning of Period...........................      N/A        N/A        N/A         N/A      N/A
  End of Period.................................      N/A        N/A        N/A         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................      N/A        N/A        N/A         N/A      N/A

SVS OAK STRATEGIC EQUITY PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A         N/A      N/A
  End of Period.................................    0.754        N/A        N/A         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................       84        N/A        N/A         N/A      N/A

SVS TURNER MID CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...........................    1.000        N/A        N/A         N/A      N/A
  End of Period.................................    0.876        N/A        N/A         N/A      N/A
Number of Units Outstanding at End of Period
 (in thousands).................................      103        N/A        N/A         N/A      N/A



No information is shown above for Sub-Accounts that commenced operations after December 31, 2001.

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KGC
                             SCUDDER GATEWAY CUSTOM


                                                                      YEAR ENDED DECEMBER 31ST
                                                        ----------------------------------------------------
SUB-ACCOUNT                                               2001       2000       1999       1998       1997
-----------                                             --------   --------   --------   --------   --------
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.018      1.058      1.000        N/A        N/A
  End of Period.......................................   0.987      1.018      1.058        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                             36         24          2        N/A        N/A

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value:
  Beginning of Period.................................   0.890      1.197      1.000        N/A        N/A
  End of Period.......................................   0.740      0.890      1.197        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                             36         72          2        N/A        N/A

CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO
Unit Value:
  Beginning of Period.................................   0.750      1.000        N/A        N/A        N/A
  End of Period.......................................   0.670      0.750        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                              4          6        N/A        N/A        N/A

CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL
 PORTFOLIO
Unit Value:
  Beginning of Period.................................   0.755      1.000        N/A        N/A        N/A
  End of Period.......................................   0.533      0.755        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                             30          5        N/A        N/A        N/A

DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.123      1.049      1.000        N/A        N/A
  End of Period.......................................   1.074      1.123      1.049        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                             99         72          2        N/A        N/A

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Unit Value:
  Beginning of Period.................................   0.955      1.086      1.000        N/A        N/A
  End of Period.......................................   0.732      0.955      1.086        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                             48         20          2        N/A        N/A

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KGC
                             SCUDDER GATEWAY CUSTOM

                                                                      YEAR ENDED DECEMBER 31ST
                                                        ----------------------------------------------------
SUB-ACCOUNT                                               2001       2000       1999       1998       1997
-----------                                             --------   --------   --------   --------   --------
INVESCO VIF UTILITIES FUND
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.678        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                              2        N/A        N/A        N/A        N/A

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................................   0.786        N/A        N/A        N/A        N/A
  End of Period.......................................   0.598      0.786        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                             31         12        N/A        N/A        N/A

SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.270      1.426      1.066      1.000        N/A
  End of Period.......................................   1.013      1.270      1.426      1.066        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                            187        195        123         47        N/A

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.587      1.694      1.033      1.000        N/A
  End of Period.......................................   1.183      1.587      1.694      1.033        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                            360        365        240        127        N/A

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.007      1.040      0.991      1.000        N/A
  End of Period.......................................   0.883      1.007      1.040      0.991        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                            378        458        425        222        N/A

SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   1.057        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                              2        N/A        N/A        N/A        N/A

SCUDDER INTERNATIONAL PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.150      1.485      1.000        N/A        N/A
  End of Period.......................................   0.787      1.150      1.485        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                            195        170        106        N/A        N/A

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KGC
                             SCUDDER GATEWAY CUSTOM

                                                                      YEAR ENDED DECEMBER 31ST
                                                        ----------------------------------------------------
SUB-ACCOUNT                                               2001       2000       1999       1998       1997
-----------                                             --------   --------   --------   --------   --------
SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.305      1.389      1.000        N/A        N/A
  End of Period.......................................   1.010      1.305      1.389        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                             65         67         33        N/A        N/A

SCUDDER BLUE CHIP PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.388      1.523      1.230      1.116      1.000
  End of Period.......................................   1.156      1.388      1.523      1.230      1.116
Number of Units Outstanding at End of Period
 (in thousands)                                            436        444        346        112          0

SCUDDER CONTRARIAN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.294      1.127      1.269      1.076      1.000
  End of Period.......................................   1.304      1.294      1.127      1.269      1.076
Number of Units Outstanding at End of Period
 (in thousands)                                            392        332        344        358        190

SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.104      1.155      1.000        N/A        N/A
  End of Period.......................................   0.923      1.104      1.155        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                            218        195          0        N/A        N/A

SCUDDER GOVERNMENT SECURITIES PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.087      0.991      0.995      1.000        N/A
  End of Period.......................................   1.156      1.087      0.991      0.995        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                            547         69         49         28        N/A

SCUDDER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.267      1.583      1.167      1.025      1.000
  End of Period.......................................   0.973      1.267      1.583      1.167      1.025
Number of Units Outstanding at End of Period
 (in thousands)                                            350        365        199         67          5

SCUDDER HIGH YIELD PORTFOLIO
Unit Value:
  Beginning of Period.................................   0.945      1.046      1.036      1.032      1.000
  End of Period.......................................   0.959      0.945      1.046      1.036      1.032
Number of Units Outstanding at End of Period
 (in thousands)                                            295        283        259        105         52

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KGC
                             SCUDDER GATEWAY CUSTOM

                                                                      YEAR ENDED DECEMBER 31ST
                                                        ----------------------------------------------------
SUB-ACCOUNT                                               2001       2000       1999       1998       1997
-----------                                             --------   --------   --------   --------   --------
SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.195      1.519      1.054      0.969      1.000
  End of Period.......................................   0.893      1.195      1.519      1.054      0.969
Number of Units Outstanding at End of Period
 (in thousands)                                            469        469        391        364        138

SCUDDER INVESTMENT GRADE BOND PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.169      1.076      1.111      1.040      1.000
  End of Period.......................................   1.222      1.169      1.076      1.111      1.040
Number of Units Outstanding at End of Period
 (in thousands)                                             75         78         59         26         13

SCUDDER MONEY MARKET PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.102      1.051      1.013      1.004      1.000
  End of Period.......................................   1.132      1.102      1.050      1.013      1.004
Number of Units Outstanding at End of Period
 (in thousands)                                            114        180         73         73          0

SCUDDER NEW EUROPE PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.025      1.104      1.000        N/A        N/A
  End of Period.......................................   0.711      1.025      1.104        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                             56         55          5        N/A        N/A

SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.361      1.542      1.158      0.989      1.000
  End of Period.......................................   0.959      1.361      1.542      1.158      0.989
Number of Units Outstanding at End of Period
 (in thousands)                                            284        303        224        197         21

SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.002      0.988      1.008      1.019      1.000
  End of Period.......................................   1.043      1.002      0.988      1.008      1.019
Number of Units Outstanding at End of Period
 (in thousands)                                             16          6          1          0          0

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.368      1.764      1.000        N/A        N/A
  End of Period.......................................   0.915      1.368      1.764        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                            276        289         94        N/A        N/A

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KGC
                             SCUDDER GATEWAY CUSTOM

                                                                      YEAR ENDED DECEMBER 31ST
                                                        ----------------------------------------------------
SUB-ACCOUNT                                               2001       2000       1999       1998       1997
-----------                                             --------   --------   --------   --------   --------
SCUDDER TOTAL RETURN PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.255      1.303      1.148      1.008      1.000
  End of Period.......................................   1.165      1.255      1.303      1.148      1.008
Number of Units Outstanding at End of Period
 (in thousands)                                            772        579        523        375        201

SVS DAVIS VENTURE VALUE PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.943        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                             20        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.169      0.931      0.991      1.000        N/A
  End of Period.......................................   1.100      1.169      0.931      0.991        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                            205        184        112          4        N/A

SVS DREMAN HIGH RETURN EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.226      0.950      1.081      1.116      1.000
  End of Period.......................................   1.233      1.226      0.950      1.081      1.116
Number of Units Outstanding at End of Period
 (in thousands)                                            414        370        374         20          0

SVS DREMAN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.................................   0.935      0.909      0.894      1.019      1.000
  End of Period.......................................   1.089      0.935      0.909      0.894      1.019
Number of Units Outstanding at End of Period
 (in thousands)                                            285        287        238        161         87

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.153      1.282      1.000        N/A        N/A
  End of Period.......................................   0.947      1.153      1.282        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                             18         18          2        N/A        N/A

SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.244      1.309      1.136      0.956      1.000
  End of Period.......................................   1.054      1.244      1.309      1.136      0.956
Number of Units Outstanding at End of Period
 (in thousands)                                            431        453        404        251          2

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KGC
                             SCUDDER GATEWAY CUSTOM


                                                                      YEAR ENDED DECEMBER 31ST
                                                        ----------------------------------------------------
SUB-ACCOUNT                                               2001       2000       1999       1998       1997
-----------                                             --------   --------   --------   --------   --------
SVS INDEX 500 PORTFOLIO
Unit Value:
  Beginning of Period.................................   0.972      1.092      1.000        N/A        N/A
  End of Period.......................................   0.846      0.972      1.092        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                            112         89         12        N/A        N/A

SVS INVESCO DYANMIC GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.873        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                              2        N/A        N/A        N/A        N/A

SVS JANUS GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.030      1.147      1.000        N/A        N/A
  End of Period.......................................   0.894      1.030      1.147        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                            112        103          2        N/A        N/A

SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.018      1.162      1.000        N/A        N/A
  End of Period.......................................   0.768      1.018      1.162        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                            148        162          2        N/A        N/A

SVS MFS STRATEGIC EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.................................     N/A        N/A        N/A        N/A        N/A
  End of Period.......................................     N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                            N/A        N/A        N/A        N/A        N/A

SVS OAK STRATEGIC EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.754        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                              2        N/A        N/A        N/A        N/A

SVS TURNER MID CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................................   1.000        N/A        N/A        N/A        N/A
  End of Period.......................................   0.876        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)                                              2        N/A        N/A        N/A        N/A



No information is shown above for Sub-Accounts that commenced operations after December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT KGC

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE SCUDDER GATEWAY CUSTOM PROSPECTUS OF SEPARATE ACCOUNT KGC DATED MAY 1, 2002 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-782-8380.

                                DATED MAY 1, 2002

AFLIAC Scudder Gateway Custom

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                             2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY              3

SERVICES                                                                    3

UNDERWRITERS                                                                4

ANNUITY BENEFIT PAYMENTS                                                    5

EXCHANGE OFFER                                                              6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                 8

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP)
RIDER                                                                       9

PERFORMANCE INFORMATION                                                    11

TAX-DEFERRED ACCUMULATION                                                  20

FINANCIAL STATEMENTS                                                      F-1

                         GENERAL INFORMATION AND HISTORY


Separate Account KGC (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on June 13, 1996. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $17.9 billion in assets and over $26.9 billion of life insurance in force. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica, originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries (including the Company) had over $24.3 billion in combined assets and over $38.1 billion in life insurance in force.

Currently, 41 Sub-Accounts of the Variable Account are available under the Scudder Gateway Custom contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of The Alger American Fund ("Alger"), Credit Suisse Trust, Dreyfus Investment Portfolios ("Dreyfus IP"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund, Inc."), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Scudder Variable Series I ("Scudder"), or Scudder Variable Series II ("SVS"), open-end, registered management investment companies.

Two portfolios of Alger are available under the Contract: the Alger American Leveraged AllCap Portfolio and the Alger American Balanced Portfolio. Two portfolios of Credit Suisse Warburg Pincus Trust are available under the
Contract: the Credit Suisse Trust Emerging Markets Portfolio and the Credit Suisse Trust Global Post-Venture Capital Portfolio (together, the "Underlying Portfolios"). One portfolio of Dreyfus Investment Portfolios is available under the Contract: the Dreyfus IP MidCap Stock Portfolio. One portfolio of The Dreyfus Socially Responsible Growth Fund, Inc. is available under the
Contract: the Dreyfus Socially Responsible Growth Fund, Inc. One fund of INVESCO VIF is available under the Contract: INVESCO VIF Utilities Fund. Five portfolios of Scudder are available under the Contract: Scudder Capital Growth Portfolio, Scudder 21st Century Growth Portfolio, Scudder Global Discovery Portfolio, Scudder Growth and Income Portfolio, Scudder Health Sciences Portfolio, and Scudder International Portfolio. Twenty-eight different portfolios of SVS are available under the Contract: Scudder Aggressive Growth Portfolio, Scudder Blue Chip Portfolio, Scudder Contrarian Value Portfolio, Scudder Global Blue Chip Portfolio, Scudder Government Securities Portfolio, Scudder Growth Portfolio, Scudder High Yield Portfolio, Scudder International Select Equity Portfolio, Scudder Investment Grade Bond Portfolio, Scudder Money Market Portfolio, Scudder New Europe Portfolio, Scudder Small Cap Growth Portfolio, Scudder Strategic Income Portfolio, Scudder Technology Growth Portfolio, Scudder Total Return Portfolio, SVS Davis Venture Value Portfolio SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio, SVS Dreman Small Cap Value Portfolio, SVS Eagle Focused Large Cap Growth Portfolio, SVS Focus Value+Growth Portfolio, SVS Index 500 Portfolio, SVS INVESCO Dynamic Growth Portfolio, SVS Janus Growth And Income Portfolio, SVS Janus Growth Opportunities Portfolio, SVS MFS Strategic Value Portfolio, SVS Oak Strategic Equity Portfolio, and SVS Turner Mid Cap Growth Portfolio,. Each Underlying Portfolio available under the Contract has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio, and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account KGC of the Company as of December 31, 2001 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and is an indirectly wholly owned subsidiary of First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers that sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 1.0% of total payments is paid to Kemper Distributors, Inc. for administrative and support services with respect to the distribution of the contracts; however, Kemper Distributors, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001 were $37,629,063, $55,047,545.85 and $35,562,158.16.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period                  $  1.135000

(2)  Value of Assets -- Beginning of Valuation Period                      $ 5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses               1,675

(4)  Adjusted Gross Investment Rate for the
     Valuation Period (3) divided by (2)                                     .0.000335

(5)  Annual Charge (one-day equivalent of 1.10% per annum)                    0.000030

(6)  Net Investment Rate (4) - (5)                                            0.000305

(7)  Net Investment Factor 1.000000 + (6)                                     1.000305

(8)  Accumulation Unit Value -- Current Period (1) x (7)                   $  1.135346

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134586.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum, for the Valuation Date as of which the first payment was calculated, was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The commuted value is the present value of remaining payments calculated at 3.5% interest. The determination of the commuted value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the commuted value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16.560.72.

                                 EXCHANGE OFFER

A.  VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity Contract described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN THE EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $35 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge, not to exceed $25, for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

B.  FIXED ANNUITY EXCHANGE OFFER.

This exchange offer also applies to all fixed annuity contracts issued by the Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Portfolios to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Portfolios. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.  EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

        DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP)
                                      RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                      amount of the withdrawal
         -----------------------------------------------------
     Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


                                        MINIMUM
POLICY                MINIMUM           GUARANTEED
ANNIVERSARY           GUARANTEED        ANNUAL
AT EXERCISE           BENEFIT BASE      INCOME(1)
-----------           ------------      ----------
10                     $162,889          $12,153
15                     $207,892          $17,695


(1) Other fixed annuity options involving a life contingency other than Life Annuity With 120 Monthly Payments Guaranteed are available. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management tax and retirement planning, investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract, and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on a period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                    (n)
            P(1 + T)     =   ERV

            Where:   P   =   a hypothetical initial payment to the Variable
                             Account of $1,000

                     T   =   average annual total return

                     n   =   number of years

                   ERV   =   the ending redeemable value of the $1,000 payment
                             at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.10% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

          YEARS FROM DATE OF          CHARGE AS PERCENTAGE OF
          PAYMENT TO DATE OF                NEW PURCHASE
             WITHDRAWAL                PAYMENTS WITHDRAWN*
          ------------------          -----------------------
             Less than 1                       7%
             Less than 2                       6%
             Less than 3                       5%
             Less than 4                       4%
             Less than 5                       3%
             Less than 6                       2%
             Thereafter                        0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return reflect the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                  (n)
          P(1 + T)    =   EV

          Where: P    =   a hypothetical initial payment to the Variable
                           Account of $1,000

                 T    =   average annual total return

                 n    =   number of years

                EV    =   the ending value of the $1,000 payment at the end
                          of the specified period

The calculation of Supplemental Total Return reflects the 1.10% annual charge against the assets of the Sub-Accounts. The ending value assumes that the contract is NOT withdrawn at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $35 annual Contract fee.

                               PERFORMANCE TABLES
                       ALLMERICA FINANCIAL LIFE INSURANCE
                               AND ANNUITY COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                         10 YEARS
                                                                            FOR YEAR                    (OR SINCE
                                                         SUB-ACCOUNT         ENDED                      INCEPTION
                                                       INCEPTION DATE       12/31/01      5 YEARS        IF LESS)
                                                       --------------      ---------      -------       ---------
Alger American Balanced Portfolio                         11/15/99           -8.81%         N/A           -2.64%
Alger American Leveraged AllCap Portfolio                 11/15/99          -21.83%         N/A          -15.00%
Credit Suisse Trust Emerging Markets Portfolio             5/1/00           -15.97%         N/A          -23.78%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                                  5/1/00           -33.63%         N/A          -33.52%
Dreyfus IP MidCap Stock Portfolio                         11/15/99          -10.05%         N/A            1.31%
Dreyfus Socially Responsible Growth Fund, Inc.            11/15/99          -27.99%         N/A          -15.42%
INVESCO VIF Utilities Fund                                 5/1/01             N/A           N/A          -36.22%
Scudder 21st Century Growth Portfolio                      5/1/00           -28.47%         N/A          -28.82%
Scudder Capital Growth Portfolio                           5/12/98          -25.06%         N/A           -0.95%
Scudder Global Discovery Portfolio                         5/26/98          -29.96%         N/A            2.75%
Scudder Growth and Income Portfolio                        5/18/98          -17.55%         N/A           -5.41%
Scudder Health Sciences Portfolio                          5/1/01             N/A           N/A           -0.58%
Scudder International Portfolio                            5/12/98          -35.44%         N/A           -6.86%
Scudder Aggressive Growth Portfolio                        5/3/99           -27.28%         N/A           -1.30%
Scudder Blue Chip Portfolio                                5/1/97           -21.93%         N/A            2.70%
Scudder Contrarian Value Portfolio                         1/29/97           -5.49%         N/A            8.31%
Scudder Global Blue Chip Portfolio                         6/4/98           -21.42%         N/A           -0.80%
Scudder Government Securities Portfolio                    3/14/97           -0.08%         N/A            5.39%
Scudder Growth Portfolio                                   1/29/97          -28.02%         N/A            1.67%
Scudder High Yield Portfolio                               1/14/97           -4.74%         N/A           -0.29%
Scudder International Select Equity Portfolio              1/14/97          -29.89%         N/A           -0.54%
Scudder Investment Grade Bond Portfolio                    2/12/97           -1.73%         N/A            4.17%
Scudder Money Market Portfolio                             1/3/97            -3.58%         N/A            3.29%
Scudder New Europe Portfolio                               5/19/98          -34.78%         N/A          -11.71%
Scudder Small Cap Growth Portfolio                         1/8/97           -34.00%         N/A            4.18%
Scudder Strategic Income Portfolio                         5/1/97            -2.14%         N/A            1.52%
Scudder Technology Growth Portfolio                        5/3/99           -37.33%         N/A           -5.05%
Scudder Total Return Portfolio                             1/28/97          -12.92%         N/A            5.67%
SVS Davis Venture Value Portfolio                          5/1/01             N/A           N/A          -11.32%
SVS Dreman Financial Services Portfolio                    5/4/98           -11.57%         N/A            1.04%
SVS Dreman High Return Equity Portfolio                    5/5/98            -5.59%         N/A            3.31%
SVS Dreman Small Cap Value Portfolio                       1/8/97             9.26%         N/A            4.21%
SVS Eagle Focused Large Cap Growth Portfolio              10/29/99          -22.76%         N/A           -4.42%
SVS Focus Value+Growth Portfolio                           1/28/97          -20.49%         N/A            5.51%
SVS Index 500 Portfolio                                    9/1/99           -18.23%         N/A           -8.69%
SVS INVESCO Dynamic Growth Portfolio                       5/1/01             N/A           N/A          -17.85%
SVS Janus Growth And Income Portfolio                     10/29/99          -18.45%         N/A           -6.96%
SVS Janus Growth Opportunities Portfolio                  10/29/99          -29.10%         N/A          -13.28%
SVS MFS Strategic Value Portfolio                           N/A*              N/A           N/A            N/A
SVS Oak Strategic Equity Portfolio                         5/1/01             N/A           N/A          -29.06%
SVS Turner Mid Cap Growth Portfolio                        5/1/01             N/A           N/A          -17.58%

*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)


                                                                                                         10 YEARS (OR
                                                                             FOR YEAR                       SINCE
                                                         SUB-ACCOUNT          ENDED                       INCEPTION
                                                        INCEPTION DATE       12/31/01      5 YEARS         IF LESS)
                                                        --------------      ---------      -------       -----------
Alger American Balanced Portfolio                          11/15/99           -3.01%         N/A            -0.60%
Alger American Leveraged AllCap Portfolio                  11/15/99          -16.85%         N/A           -13.20%
Credit Suisse Trust Emerging Markets Portfolio              5/1/00           -10.65%         N/A           -21.35%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                                   5/1/00           -29.43%         N/A           -31.40%
Dreyfus IP MidCap Stock Portfolio                          11/15/99           -4.32%         N/A             3.44%
Dreyfus Socially Responsible Growth Fund, Inc.             11/15/99          -23.43%         N/A           -13.66%
INVESCO VIF Utilities Fund                                  5/1/01             N/A           N/A           -32.18%
Scudder 21st Century Growth Portfolio                       5/1/00           -23.93%         N/A           -26.54%
Scudder Capital Growth Portfolio                           5/12/98           -20.24%         N/A             0.05%
Scudder Global Discovery Portfolio                         5/26/98           -25.42%         N/A             3.81%
Scudder Growth and Income Portfolio                        5/18/98           -12.27%         N/A            -4.45%
Scudder Health Sciences Portfolio                           5/1/01             N/A           N/A             5.72%
Scudder International Portfolio                            5/12/98           -31.62%         N/A            -5.94%
Scudder Aggressive Growth Portfolio                         5/3/99           -22.62%         N/A             0.37%
Scudder Blue Chip Portfolio                                 5/1/97           -16.74%         N/A             3.46%
Scudder Contrarian Value Portfolio                         1/29/97             0.74%         N/A             9.05%
Scudder Global Blue Chip Portfolio                          6/4/98           -16.41%         N/A             0.19%
Scudder Government Securities Portfolio                    3/14/97             6.30%         N/A             5.95%
Scudder Growth Portfolio                                   1/29/97           -23.20%         N/A             2.41%
Scudder High Yield Portfolio                               1/14/97             1.50%         N/A             0.51%
Scudder International Select Equity Portfolio              1/14/97           -25.26%         N/A             0.21%
Scudder Investment Grade Bond Portfolio                    2/12/97             4.55%         N/A             4.77%
Scudder Money Market Portfolio                              1/3/97             2.58%         N/A             3.87%
Scudder New Europe Portfolio                               5/19/98           -30.63%         N/A           -10.84%
Scudder Small Cap Growth Portfolio                          1/8/97           -29.59%         N/A             4.87%
Scudder Strategic Income Portfolio                          5/1/97             4.07%         N/A             2.10%
Scudder Technology Growth Portfolio                         5/3/99           -33.14%         N/A            -3.28%
Scudder Total Return Portfolio                             1/28/97            -7.12%         N/A             6.36%
SVS Davis Venture Value Portfolio                           5/1/01             N/A           N/A            -5.70%
SVS Dreman Financial Services Portfolio                     5/4/98            -5.90%         N/A             2.07%
SVS Dreman High Return Equity Portfolio                     5/5/98             0.57%         N/A             4.47%
SVS Dreman Small Cap Value Portfolio                        1/8/97            16.37%         N/A             5.00%
SVS Eagle Focused Large Cap Growth Portfolio               10/29/99          -17.86%         N/A            -2.47%
SVS Focus Value+Growth Portfolio                           1/28/97           -15.29%         N/A             6.16%
SVS Index 500 Portfolio                                     9/1/99           -13.02%         N/A            -6.94%
SVS INVESCO Dynamic Growth Portfolio                        5/1/01             N/A           N/A           -12.66%
SVS Janus Growth And Income Portfolio                      10/29/99          -13.25%         N/A            -5.03%
SVS Janus Growth Opportunities Portfolio                   10/29/99          -24.53%         N/A           -11.42%
SVS MFS Strategic Value Portfolio                            N/A*              N/A           N/A             N/A
SVS Oak Strategic Equity Portfolio                          5/1/01             N/A           N/A           -24.58%
SVS Turner Mid Cap Growth Portfolio                         5/1/01             N/A           N/A           -12.36%

*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                            10 YEARS
                                                                             FOR YEAR                       (OR SINCE
                                                           PORTFOLIO          ENDED                         INCEPTION
                                                        INCEPTION DATE       12/31/01       5 YEARS         IF LESS)
                                                        --------------      ---------       -------         ---------
Alger American Balanced Portfolio                           9/5/89            -8.81%        12.57%            10.78%
Alger American Leveraged AllCap Portfolio                   1/25/95          -21.83%        14.65%            21.45%
Credit Suisse Trust Emerging Markets Portfolio             12/31/97          -15.97%          N/A             -5.42%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                                   9/30/96          -33.63%        -0.61%            -1.29%
Dreyfus IP MidCap Stock Portfolio                           5/1/98           -10.05%          N/A              1.24%
Dreyfus Socially Responsible Growth Fund, Inc.              10/7/93          -27.99%         6.64%            11.32%
INVESCO VIF Utilities Fund                                  1/3/95           -37.14%         1.95%             3.99%
Scudder 21st Century Growth Portfolio                       5/3/99           -28.47%          N/A             -0.84%
Scudder Capital Growth Portfolio                            7/16/85          -25.06%         8.65%            10.20%
Scudder Global Discovery Portfolio                          5/1/96           -29.96%         7.38%             7.51%
Scudder Growth and Income Portfolio                         5/2/94           -17.55%         3.42%             9.40%
Scudder Health Sciences Portfolio                           5/1/01             N/A            N/A             -0.58%
Scudder International Portfolio                             5/1/87           -35.44%        -0.12%             5.02%
Scudder Aggressive Growth Portfolio                         5/3/99           -27.28%          N/A             -1.30%
Scudder Blue Chip Portfolio                                 5/1/97           -21.93%          N/A              2.70%
Scudder Contrarian Value Portfolio                          5/1/96            -5.49%         8.59%            10.64%
Scudder Global Blue Chip Portfolio                          5/5/98           -21.42%          N/A             -1.71%
Scudder Government Securities Portfolio                     9/3/87            -0.08%         5.25%             5.28%
Scudder Growth Portfolio                                    12/9/83          -28.02%         1.91%             6.93%
Scudder High Yield Portfolio                                4/6/82            -4.74%        -0.33%             5.76%
Scudder International Select Equity Portfolio               1/6/92           -29.89%        -0.82%             4.41%
Scudder Investment Grade Bond Portfolio                     5/1/96            -1.73%         4.28%             4.42%
Scudder Money Market Portfolio                              4/6/82            -3.58%         3.27%             3.36%
Scudder New Europe Portfolio                                5/5/98           -34.78%          N/A            -11.69%
Scudder Small Cap Growth Portfolio                          5/2/94           -34.00%         4.49%            10.43%
Scudder Strategic Income Portfolio                          5/1/97            -2.14%          N/A              1.52%
Scudder Technology Growth Portfolio                         5/3/99           -37.33%          N/A             -5.05%
Scudder Total Return Portfolio                              4/6/82           -12.92%         5.87%             6.85%
SVS Davis Venture Value Portfolio                           5/1/01             N/A            N/A            -11.32%
SVS Dreman Financial Services Portfolio                     5/4/98           -11.57%          N/A              1.04%
SVS Dreman High Return Equity Portfolio                     5/4/98            -5.59%          N/A              3.10%
SVS Dreman Small Cap Value Portfolio                        5/1/96             9.26%         4.34%             4.14%
SVS Eagle Focused Large Cap Growth Portfolio               10/29/99          -22.76%          N/A             -4.42%
SVS Focus Value+Growth Portfolio                            5/1/96           -20.49%         5.83%             7.71%
SVS Index 500 Portfolio                                     9/1/99           -18.23%          N/A             -8.69%
SVS INVESCO Dynamic Growth Portfolio                        5/1/01             N/A            N/A            -17.85%
SVS Janus Growth And Income Portfolio                      10/29/99          -18.45%          N/A             -6.96%
SVS Janus Growth Opportunities Portfolio                   10/29/99          -29.10%          N/A            -13.28%
SVS MFS Strategic Value Portfolio                             N/A              N/A            N/A              N/A
SVS Oak Strategic Equity Portfolio                          5/1/01             N/A            N/A            -29.06%
SVS Turner Mid Cap Growth Portfolio                         5/1/01             N/A            N/A            -17.58%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)


                                                                                                            10 YEARS
                                                                              FOR YEAR                      (OR SINCE
                                                            PORTFOLIO          ENDED                        INCEPTION
                                                         INCEPTION DATE       12/31/01      5 YEARS         IF LESS)
                                                         --------------      ---------      -------         ---------
Alger American Balanced Portfolio                            9/5/89            -3.01%        12.94%           10.79%
Alger American Leveraged AllCap Portfolio                    1/25/95          -16.85%        15.01%           21.45%
Credit Suisse Trust Emerging Markets Portfolio              12/31/97          -10.65%         N/A             -2.94%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                                    9/30/96          -29.43%         1.56%            0.96%
Dreyfus IP MidCap Stock Portfolio                            5/1/98            -4.32%         N/A              2.22%
Dreyfus Socially Responsible Growth Fund, Inc.              10/7/93          -23.43%         7.10%           11.32%
INVESCO VIF Utilities Fund                                   1/3/95           -33.16%         4.44%            5.92%
Scudder 21st Century Growth Portfolio                        5/3/99           -23.93%         N/A              0.80%
Scudder Capital Growth Portfolio                             7/16/85          -20.24%         9.23%           10.21%
Scudder Global Discovery Portfolio                           5/1/96           -25.42%         7.96%            7.87%
Scudder Growth and Income Portfolio                          5/2/94           -12.27%         3.98%            9.41%
Scudder Health Sciences Portfolio                            5/1/01             N/A           N/A              5.72%
Scudder International Portfolio                              5/1/87           -31.62%         0.43%            5.03%
Scudder Aggressive Growth Portfolio                          5/3/99           -22.62%         N/A              0.37%
Scudder Blue Chip Portfolio                                  5/1/97           -16.74%         N/A              3.46%
Scudder Contrarian Value Portfolio                           5/1/96             0.74%         9.34%           11.15%
Scudder Global Blue Chip Portfolio                           5/5/98           -16.41%         N/A             -0.74%
Scudder Government Securities Portfolio                      9/3/87             6.30%         5.79%            5.32%
Scudder Growth Portfolio                                     12/9/83          -23.20%         2.64%            7.11%
Scudder High Yield Portfolio                                 4/6/82             1.50%         0.51%            6.03%
Scudder International Select Equity Portfolio                1/6/92           -25.26%        -0.04%            4.68%
Scudder Investment Grade Bond Portfolio                      5/1/96             4.55%         4.85%            4.78%
Scudder Money Market Portfolio                               4/6/82             2.58%         3.87%            3.45%
Scudder New Europe Portfolio                                 5/5/98           -30.63%         N/A            -10.83%
Scudder Small Cap Growth Portfolio                           5/2/94           -29.59%         5.16%           10.58%
Scudder Strategic Income Portfolio                           5/1/97             4.07%         N/A              2.10%
Scudder Technology Growth Portfolio                          5/3/99           -33.14%         N/A             -3.28%
Scudder Total Return Portfolio                               4/6/82            -7.12%         6.53%            7.03%
SVS Davis Venture Value Portfolio                            5/1/01             N/A           N/A             -5.70%
SVS Dreman Financial Services Portfolio                      5/4/98            -5.90%         N/A              2.07%
SVS Dreman High Return Equity Portfolio                      5/4/98             0.57%         N/A              4.25%
SVS Dreman Small Cap Value Portfolio                         5/1/96            16.37%         5.17%            4.75%
SVS Eagle Focused Large Cap Growth Portfolio                10/29/99          -17.86%         N/A             -2.47%
SVS Focus Value+Growth Portfolio                             5/1/96           -15.29%         6.47%            8.12%
SVS Index 500 Portfolio                                      9/1/99           -13.02%         N/A             -6.94%
SVS INVESCO Dynamic Growth Portfolio                         5/1/01             N/A           N/A            -12.66%
SVS Janus Growth And Income Portfolio                       10/29/99          -13.25%         N/A             -5.03%
SVS Janus Growth Opportunities Portfolio                    10/29/99          -24.53%         N/A            -11.42%
SVS MFS Strategic Value Portfolio                              N/A              N/A           N/A              N/A
SVS Oak Strategic Equity Portfolio                           5/1/01             N/A           N/A            -24.58%
SVS Turner Mid Cap Growth Portfolio                          5/1/01             N/A           N/A            -12.36%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

YIELD AND EFFECTIVE YIELD -- THE SCUDDER MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Scudder Money Market Sub-Account for the seven-day period ended December 31, 2001:


         Yield                                        0.50%
         Effective Yield                              0.50%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Scudder Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                    (365/7)
         Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $35 Contract fee.

                            TAX-DEFERRED ACCUMULATION

                          NON-QUALIFIED                             CONVENTIONAL
                          ANNUITY CONTRACT                          SAVINGS PLAN

                           AFTER-TAX CONTRIBUTIONS AND
                              TAX-DEFERRED EARNINGS

                                                       TAXABLE LUMP SUM        AFTER-TAX CONTRIBUTIONS
                              NO WITHDRAWALS           SUM WITHDRAWAL            AND TAXABLE EARNINGS
                              --------------           -----------------       ------------------------
            Years 10             $107,946                  $86,448                     $81,693
            Years 20              233,048                  165,137                     133,476
            Years 30              503,133                  335,021                     218,082

This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract with a conventional savings plan. Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "FEDERAL TAX CONSIDERATIONS" in the Prospectus.

The chart does not reflect the following charges and expenses under the
Contract: 0.95% for mortality and expense risk; 0.15% administration charges; 7% maximum surrender charge; and $35 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT -- THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account KGC.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account KGC of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account KGC of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

SEPARATE ACCOUNT KGC

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001


                                                                                                  ALGER
                                                                           ALGER                 AMERICAN
                                                                          AMERICAN               LEVERAGED
                                                                          BALANCED                ALLCAP
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $          1,393,999   $            948,884
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                                    -                      -
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                              1,393,999                948,884

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Net assets                                                      $          1,393,999   $            948,884
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $          1,393,999   $            948,884
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $          1,393,999   $            948,884
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         1,412,062              1,282,139
  Net asset value per unit, December 31, 2001                       $           0.987208   $           0.740079

                                                                                                  CREDIT
                                                                           CREDIT                 SUISSE
                                                                           SUISSE                 GLOBAL
                                                                          EMERGING             POST-VENTURE
                                                                          MARKETS                CAPITAL
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                      38,273                 44,248
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                                    -                      -
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                                 38,273                 44,248

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Net assets                                                      $             38,273   $             44,248
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $             36,933   $             44,248
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                      1,340                      -
                                                                    --------------------   --------------------
                                                                    $             38,273   $             44,248
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                            57,140                 82,986
  Net asset value per unit, December 31, 2001                       $           0.669812   $           0.533197

                                                                                                 DREYFUS
                                                                          DREYFUS                SOCIALLY
                                                                           MIDCAP              RESPONSIBLE
                                                                           STOCK                  GROWTH
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                          1,870,622                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                132,140
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                                    -                      -
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                              1,870,622                132,140

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Net assets                                                      $          1,870,622   $            132,140
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $          1,870,622   $            130,676
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                  1,464
                                                                    --------------------   --------------------
                                                                    $          1,870,622   $            132,140
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         1,740,875                180,581
  Net asset value per unit, December 31, 2001                       $           1.074530   $           0.731756

                                                                                                 SCUDDER
                                                                                                   21ST
                                                                          INVESCO                CENTURY
                                                                            VIF                   GROWTH
                                                                         UTILITIES               CLASS A
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                    34,827                      -
Investments in shares of Scudder Variable Series I                                     -                311,270
Investments in shares of Scudder Variable Series II                                    -                      -
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                                 34,827                311,270

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Net assets                                                      $             34,827   $            311,270
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $             33,471   $            311,270
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                      1,356                      -
                                                                    --------------------   --------------------
                                                                    $             34,827   $            311,270
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                            51,352                520,700
  Net asset value per unit, December 31, 2001                       $           0.678202   $           0.597791

                                                                          SCUDDER                SCUDDER
                                                                          CAPITAL                 GLOBAL
                                                                           GROWTH               DISCOVERY
                                                                          CLASS A                CLASS A
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                             3,395,030              4,066,303
Investments in shares of Scudder Variable Series II                                    -                      -
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                              3,395,030              4,066,303

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Net assets                                                      $          3,395,030   $          4,066,303
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $          3,395,030   $          4,066,303
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $          3,395,030   $          4,066,303
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         3,388,778              3,553,696
  Net asset value per unit, December 31, 2001                       $           1.001845   $           1.144246

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KGC

DECEMBER 31, 2001

                                                                          SCUDDER                SCUDDER
                                                                         GROWTH AND               HEALTH
                                                                           INCOME                SCIENCES
                                                                          CLASS A                CLASS A
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                             2,652,800                361,684
Investments in shares of Scudder Variable Series II                                    -                      -
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                              2,652,800                361,684

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Net assets                                                      $          2,652,800   $            361,684
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $          2,652,800   $            359,570
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                  2,114
                                                                    --------------------   --------------------
                                                                    $          2,652,800   $            361,684
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         3,127,990                342,125
  Net asset value per unit, December 31, 2001                       $           0.848085   $           1.057168

                                                                          SCUDDER                SCUDDER
                                                                       INTERNATIONAL           AGGRESSIVE
                                                                          CLASS A               GROWTH(a)
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                             2,492,319                      -
Investments in shares of Scudder Variable Series II                                    -              1,716,603
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                              2,492,319              1,716,603

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Net assets                                                      $          2,492,319   $          1,716,603
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $          2,492,319   $          1,716,603
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $          2,492,319   $          1,716,603
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         3,114,607              1,699,634
  Net asset value per unit, December 31, 2001                       $           0.800203   $           1.009984

                                                                          SCUDDER                SCUDDER
                                                                            BLUE                CONTRARIAN
                                                                          CHIP(a)                VALUE(a)
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                           10,851,171             12,763,846
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                             10,851,171             12,763,846

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                  121                      -
                                                                    --------------------   --------------------
    Net assets                                                      $         10,851,050   $         12,763,846
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $         10,851,050   $         12,763,846
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $         10,851,050   $         12,763,846
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         9,259,089              8,334,463
  Net asset value per unit, December 31, 2001                       $           1.171935   $           1.531454

                                                                          SCUDDER                SCUDDER
                                                                           GLOBAL               GOVERNMENT
                                                                        BLUE CHIP(a)          SECURITIES(a)
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                            2,486,856              4,470,988
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                              2,486,856              4,470,988

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                  140                    352
                                                                    --------------------   --------------------
    Net assets                                                      $          2,486,716   $          4,470,636
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $          2,486,716   $          4,470,636
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $          2,486,716   $          4,470,636
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         2,469,854              3,387,110
  Net asset value per unit, December 31, 2001                       $           1.006827   $           1.319897

                                                                                                 SCUDDER
                                                                          SCUDDER                  HIGH
                                                                         GROWTH(a)               YIELD(a)
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                            9,242,515             16,347,076
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                              9,242,515             16,347,076

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                  118                  1,269
                                                                    --------------------   --------------------
    Net assets                                                      $          9,242,397   $         16,345,807
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $          9,242,397   $         16,345,807
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $          9,242,397   $         16,345,807
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         8,221,237             15,935,717
  Net asset value per unit, December 31, 2001                       $           1.124210   $           1.025734

                                                                          SCUDDER                SCUDDER
                                                                       INTERNATIONAL            INVESTMENT
                                                                        RESEARCH(a)           GRADE BOND(a)
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                            6,244,132              4,393,504
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                              6,244,132              4,393,504

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                  795                  1,272
                                                                    --------------------   --------------------
    Net assets                                                      $          6,243,337   $          4,392,232
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $          6,243,337   $          4,392,232
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $          6,243,337   $          4,392,232
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         6,178,237              3,499,299
  Net asset value per unit, December 31, 2001                       $           1.010537   $           1.255175

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KGC

December 31, 2001


                                                                          SCUDDER                SCUDDER
                                                                           MONEY                   NEW
                                                                         MARKET(a)              EUROPE(a)
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                           19,204,277                892,770
Investment income receivable                                                      11,519                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                     14
                                                                    --------------------   --------------------
    Total  assets                                                             19,215,796                892,784

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Net assets                                                      $         19,215,796   $            892,784
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $         19,215,796   $            892,784
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $         19,215,796   $            892,784
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                        15,895,273              1,352,213
  Net asset value per unit, December 31, 2001                       $           1.208900   $           0.660240


                                                                          SCUDDER                SCUDDER
                                                                           SMALL                  SMALL
                                                                       CAP GROWTH(a)           CAP VALUE(a)
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                            6,711,555              8,026,651
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                              6,711,555              8,026,651

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                  131                      -
                                                                    --------------------   --------------------
    Net assets                                                      $          6,711,424   $          8,026,651
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $          6,711,424   $          8,026,651
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $          6,711,424   $          8,026,651
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         5,173,641              6,187,588
  Net asset value per unit, December 31, 2001                       $           1.297234   $           1.297218

                                                                          SCUDDER                SCUDDER
                                                                         STRATEGIC              TECHNOLOGY
                                                                         INCOME(a)              GROWTH(a)
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                              676,683              6,438,377
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                                676,683              6,438,377

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                  155                      -
                                                                    --------------------   --------------------
    Net assets                                                      $            676,528   $          6,438,377
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $            676,528   $          6,438,377
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $            676,528   $          6,438,377
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                           613,925              7,037,108
  Net asset value per unit, December 31, 2001                       $           1.101972   $           0.914918

                                                                                                   SVS
                                                                          SCUDDER                 DREMAN
                                                                           TOTAL                FINANCIAL
                                                                         RETURN(a)             SERVICES(a)
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                           19,835,258              2,378,458
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                             19,835,258              2,378,458

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                  528                    132
                                                                    --------------------   --------------------
    Net assets                                                      $         19,834,730   $          2,378,326
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $         19,834,730   $          2,378,326
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $         19,834,730   $          2,378,326
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                        14,642,759              2,206,704
  Net asset value per unit, December 31, 2001                       $           1.354576   $           1.077773

                                                                            SVS
                                                                           DREMAN                  SVS
                                                                        HIGH RETURN              DYNAMIC
                                                                         EQUITY(a)                GROWTH
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                           12,445,168                 19,234
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                             12,445,168                 19,234

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                2,208                      -
                                                                    --------------------   --------------------
    Net assets                                                      $         12,442,960   $             19,234
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $         12,442,960   $             17,487
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                  1,747
                                                                    --------------------   --------------------
                                                                    $         12,442,960   $             19,234
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                        10,604,157                 22,021
  Net asset value per unit, December 31, 2001                       $           1.173404   $           0.873437

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KGC

December 31, 2001


                                                                            SVS                     SVS
                                                                           FOCUS                  FOCUSED
                                                                           VALUE+                LARGE CAP
                                                                         GROWTH(a)               GROWTH(a)
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                            6,711,354                531,455
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                  610                      -
                                                                    --------------------   --------------------
    Total  assets                                                              6,711,964                531,455

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Net assets                                                      $          6,711,964   $            531,455
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $          6,711,964   $            531,455
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $          6,711,964   $            531,455
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         5,001,471                561,136
  Net asset value per unit, December 31, 2001                       $           1.341998   $           0.947104

                                                                            SVS
                                                                           GROWTH                  SVS
                                                                            AND                   GROWTH
                                                                         INCOME(a)            OPPORTUNITIES
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                            1,498,528              2,015,703
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                              1,498,528              2,015,703

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Net assets                                                      $          1,498,528   $          2,015,703
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $          1,498,528   $          2,015,703
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                      -
                                                                    --------------------   --------------------
                                                                    $          1,498,528   $          2,015,703
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         1,676,331              2,623,530
  Net asset value per unit, December 31, 2001                       $           0.893933   $           0.768317

                                                                            SVS                    SVS
                                                                           INDEX                 MID-CAP
                                                                            500                   GROWTH
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                            2,064,491                 89,941
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                              2,064,491                 89,941

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Net assets                                                      $          2,064,491   $             89,941
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $          2,064,491   $             88,188
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                          -                  1,753
                                                                    --------------------   --------------------
                                                                    $          2,064,491   $             89,941
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                         2,441,162                102,625
  Net asset value per unit, December 31, 2001                       $           0.845700   $           0.876402

                                                                            SVS                    SVS
                                                                         STRATEGIC               VENTURE
                                                                           EQUITY                 VALUE
                                                                    --------------------   --------------------
ASSETS:
Investments in shares of The Alger American Fund                    $                  -   $                  -
Investments in shares of Credit Suisse, Warburg Pincus Trust                           -                      -
Investment in shares of Dreyfus Investment Portfolios                                  -                      -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                     -                      -
Investment in shares of INVESCO Variable Investment Funds, Inc                         -                      -
Investments in shares of Scudder Variable Series I                                     -                      -
Investments in shares of Scudder Variable Series II                               63,452                776,489
Investment income receivable                                                           -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Total  assets                                                                 63,452                776,489

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    -                      -
                                                                    --------------------   --------------------
    Net assets                                                      $             63,452   $            776,489
                                                                    ====================   ====================

NET ASSET DISTRIBUTION BY CATEGORY:
    Scudder Gateway Custom                                          $             61,943   $            776,489
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                      1,509                      -
                                                                    --------------------   --------------------
                                                                    $             63,452   $            776,489
                                                                    ====================   ====================

  Scudder Gateway Custom:
  Units outstanding, December 31, 2001                                            84,126                823,446
  Net asset value per unit, December 31, 2001                       $           0.754248   $           0.942975

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KGC

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                                                                 CREDIT
                                                                               ALGER           CREDIT            SUISSE
                                                              ALGER           AMERICAN         SUISSE            GLOBAL
                                                             AMERICAN        LEVERAGED        EMERGING         POST-VENTURE
                                                             BALANCED          ALLCAP          MARKETS           CAPITAL
                                                           --------------  ---------------  --------------   ----------------
INVESTMENT INCOME:
  Dividends                                                $      19,924   $            -   $           -    $             -
                                                           --------------  ---------------  --------------   ----------------

EXPENSES:
  Mortality and expense risk fees                                 12,643            9,346             450                471
  Administrative expense fees                                      1,996            1,475              71                 74
                                                           --------------  ---------------  --------------   ----------------
    Total expenses                                                14,639           10,821             521                545
                                                           --------------  ---------------  --------------   ----------------

    Net investment income (loss)                                   5,285          (10,821)           (521)              (545)
                                                           --------------  ---------------  --------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor              24,251           35,979               -                  -
  Net realized gain (loss) from sales of investments             (47,511)        (119,041)        (22,241)           (19,935)
                                                           --------------  ---------------  --------------   ----------------
    Net realized gain (loss)                                     (23,260)         (83,062)        (22,241)           (19,935)
  Net unrealized gain (loss)                                     (27,442)        (102,398)          6,721              2,817
                                                           --------------  ---------------  --------------   ----------------
    Net realized and unrealized gain (loss)                      (50,702)        (185,460)        (15,520)           (17,118)
                                                           --------------  ---------------  --------------   ----------------
    Net increase (decrease) in net assets from operations  $     (45,417)  $     (196,281)  $     (16,041)   $       (17,663)
                                                           ==============  ===============  ==============   ================

                                                                                                                      SCUDDER
                                                                                       DREYFUS                          21ST
                                                                      DREYFUS         SOCIALLY        INVESCO         CENTURY
                                                                       MIDCAP        RESPONSIBLE        VIF           GROWTH
                                                                       STOCK           GROWTH        UTILITIES*       CLASS A
                                                                   ---------------  --------------   -----------  ----------------
INVESTMENT INCOME:
  Dividends                                                        $        3,097   $          92    $      175   $             -
                                                                   ---------------  --------------   -----------  ----------------

EXPENSES:
  Mortality and expense risk fees                                          14,465           1,311            64             2,353
  Administrative expense fees                                               2,283             208            10               372
                                                                   ---------------  --------------   -----------  ----------------
    Total expenses                                                         16,748           1,519            74             2,725
                                                                   ---------------  --------------   -----------  ----------------

    Net investment income (loss)                                          (13,651)         (1,427)          101            (2,725)
                                                                   ---------------  --------------   -----------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                            -               -           203                 -
  Net realized gain (loss) from sales of investments                      (57,901)         (6,058)          (59)          (32,857)
                                                                   ---------------  --------------   -----------  ----------------
    Net realized gain (loss)                                              (57,901)         (6,058)          144           (32,857)
  Net unrealized gain (loss)                                              (11,586)        (32,843)       (1,477)          (30,746)
                                                                   ---------------  --------------   -----------  ----------------
    Net realized and unrealized gain (loss)                               (69,487)        (38,901)       (1,333)          (63,603)
                                                                   ---------------  --------------   -----------  ----------------
    Net increase (decrease) in net assets from operations          $      (83,138)  $     (40,328)   $   (1,232)  $       (66,328)
                                                                   ===============  ==============   ===========  ================


                                                                      SCUDDER          SCUDDER           SCUDDER         SCUDDER
                                                                      CAPITAL           GLOBAL         GROWTH AND        HEALTH
                                                                       GROWTH         DISCOVERY           INCOME        SCIENCES
                                                                      CLASS A          CLASS A           CLASS A         CLASS A
                                                                   ---------------  ---------------  ----------------  ------------
INVESTMENT INCOME:
  Dividends                                                        $       15,488   $            -   $        32,987   $         -
                                                                   ---------------  ---------------  ----------------  ------------

EXPENSES:
  Mortality and expense risk fees                                          36,174           44,351            26,309           718
  Administrative expense fees                                               5,711            7,003             4,154           114
                                                                   ---------------  ---------------  ----------------  ------------
    Total expenses                                                         41,885           51,354            30,463           832
                                                                   ---------------  ---------------  ----------------  ------------

    Net investment income (loss)                                          (26,397)         (51,354)            2,524          (832)
                                                                   ---------------  ---------------  ----------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      490,453           95,052            62,245             -
  Net realized gain (loss) from sales of investments                     (388,848)        (590,357)         (219,680)          218
                                                                   ---------------  ---------------  ----------------  ------------
    Net realized gain (loss)                                              101,605         (495,305)         (157,435)          218
  Net unrealized gain (loss)                                           (1,054,466)        (931,309)         (210,690)       14,500
                                                                   ---------------  ---------------  ----------------  ------------
    Net realized and unrealized gain (loss)                              (952,861)      (1,426,614)         (368,125)       14,718
                                                                   ---------------  ---------------  ----------------  ------------
    Net increase (decrease) in net assets from operations          $     (979,258)  $   (1,477,968)  $      (365,601)  $    13,886
                                                                   ===============  ===============  ================  ============


                                                                        SCUDDER         SCUDDER         SCUDDER        SCUDDER
                                                                     INTERNATIONAL     AGGRESSIVE        BLUE        CONTRARIAN
                                                                        CLASS A        GROWTH(a)        CHIP(a)       VALUE(a)
                                                                     --------------   -------------  --------------  ------------
INVESTMENT INCOME:
  Dividends                                                          $      14,219    $     21,046   $      58,344   $   270,640
                                                                     --------------   -------------  --------------  ------------

EXPENSES:
  Mortality and expense risk fees                                           46,066          18,472         114,902       135,130
  Administrative expense fees                                                7,274           2,917          18,143        21,336
                                                                     --------------   -------------  --------------  ------------
    Total expenses                                                          53,340          21,389         133,045       156,466
                                                                     --------------   -------------  --------------  ------------

    Net investment income (loss)                                           (39,121)           (343)        (74,701)      114,174
                                                                     --------------   -------------  --------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       666,520               -               -             -
  Net realized gain (loss) from sales of investments                    (1,537,198)       (522,054)       (312,028)     (371,285)
                                                                     --------------   -------------  --------------  ------------
    Net realized gain (loss)                                              (870,678)       (522,054)       (312,028)     (371,285)
  Net unrealized gain (loss)                                               298,791         (38,741)     (1,949,260)      336,112
                                                                     --------------   -------------  --------------  ------------
    Net realized and unrealized gain (loss)                               (571,887)       (560,795)     (2,261,288)      (35,173)
                                                                     --------------   -------------  --------------  ------------
    Net increase (decrease) in net assets from operations            $    (611,008)   $   (561,138)  $  (2,335,989)  $    79,001
                                                                     ==============   =============  ==============  ============

* For the period 5/1/01 to 12/31/01

(a) Re-branded  See Note 1
(b) Fund Merger See Note 1

The accompanying notes are an integral part of these financial statements

SEPARATE ACCOUNT KGC

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                 SCUDDER          SCUDDER                         SCUDDER
                                                                 GLOBAL         GOVERNMENT         SCUDDER          HIGH
                                                              BLUE CHIP(a)     SECURITIES(a)      GROWTH(a)       YIELD(a)
                                                              --------------  ----------------  --------------  -------------
INVESTMENT INCOME:
  Dividends                                                   $           -   $       184,292   $           -   $  1,566,861
                                                              --------------  ----------------  --------------  -------------

EXPENSES:
  Mortality and expense risk fees                                    25,252            41,416         103,185        131,951
  Administrative expense fees                                         3,987             6,539          16,292         20,835
                                                              --------------  ----------------  --------------  -------------
    Total expenses                                                   29,239            47,955         119,477        152,786
                                                              --------------  ----------------  --------------  -------------

    Net investment income (loss)                                    (29,239)          136,337        (119,477)     1,414,075
                                                              --------------  ----------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                 94,554                 -       1,026,269              -
  Net realized gain (loss) from sales of investments                (60,166)           68,526      (1,322,509)    (1,768,890)
                                                              --------------  ----------------  --------------  -------------
    Net realized gain (loss)                                         34,388            68,526        (296,240)    (1,768,890)
  Net unrealized gain (loss)                                       (511,092)           49,653      (2,836,825)       930,593
                                                              --------------  ----------------  --------------  -------------
    Net realized and unrealized gain (loss)                        (476,704)          118,179      (3,133,065)      (838,297)
                                                              --------------  ----------------  --------------  -------------
    Net increase (decrease) in net assets from operations     $    (505,943)  $       254,516   $  (3,252,542)  $    575,778
                                                              ==============  ================  ==============  =============

                                                                SCUDDER           SCUDDER           SCUDDER          SCUDDER
                                                             INTERNATIONAL      INVESTMENT           MONEY             NEW
                                                              RESEARCH(a)      GRADE BOND(a)       MARKET(a)        EUROPE(a)
                                                             ---------------  ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends                                                  $       64,484   $       228,258   $       625,996   $       36,983
                                                             ---------------  ----------------  ----------------  ---------------

EXPENSES:
  Mortality and expense risk fees                                    86,005            43,248           169,136           11,355
  Administrative expense fees                                        13,580             6,829            26,705            1,793
                                                             ---------------  ----------------  ----------------  ---------------
    Total expenses                                                   99,585            50,077           195,841           13,148
                                                             ---------------  ----------------  ----------------  ---------------

    Net investment income (loss)                                    (35,101)          178,181           430,155           23,835
                                                             ---------------  ----------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor              1,276,776                 -                 -                -
  Net realized gain (loss) from sales of investments             (1,547,057)           44,185                 -         (279,494)
                                                             ---------------  ----------------  ----------------  ---------------
    Net realized gain (loss)                                       (270,281)           44,185                 -         (279,494)
  Net unrealized gain (loss)                                     (1,174,284)          (24,470)                -         (205,903)
                                                             ---------------  ----------------  ----------------  ---------------
    Net realized and unrealized gain (loss)                      (1,444,565)           19,715                 -         (485,397)
                                                             ---------------  ----------------  ----------------  ---------------
    Net increase (decrease) in net assets from operations    $   (1,479,666)  $       197,896   $       430,155   $     (461,562)
                                                             ===============  ================  ================  ===============



                                                              SCUDDER         SCUDDER         SCUDDER            SCUDDER
                                                               SMALL           SMALL         STRATEGIC          TECHNOLOGY
                                                            CAP GROWTH(a)   CAP VALUE(a)     INCOME(a)          GROWTH(a)
                                                            --------------  ------------  -----------------   ---------------
INVESTMENT INCOME:
  Dividends                                                 $           -   $         -   $         15,474    $       14,212
                                                            --------------  ------------  -----------------   ---------------

EXPENSES:
  Mortality and expense risk fees                                  71,629        71,354             13,198            70,547
  Administrative expense fees                                      11,310        11,267              2,083            11,140
                                                            --------------  ------------  -----------------   ---------------
    Total expenses                                                 82,939        82,621             15,281            81,687
                                                            --------------  ------------  -----------------   ---------------

    Net investment income (loss)                                  (82,939)      (82,621)               193           (67,475)
                                                            --------------  ------------  -----------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor            1,171,854             -                  -                 -
  Net realized gain (loss) from sales of investments             (700,985)       49,265             47,873        (2,612,320)
                                                            --------------  ------------  -----------------   ---------------
    Net realized gain (loss)                                      470,869        49,265             47,873        (2,612,320)
  Net unrealized gain (loss)                                   (3,418,082)    1,099,663              2,772          (651,311)
                                                            --------------  ------------  -----------------   ---------------
    Net realized and unrealized gain (loss)                    (2,947,213)    1,148,928             50,645        (3,263,631)
                                                            --------------  ------------  -----------------   ---------------
    Net increase (decrease) in net assets from operations   $  (3,030,152)  $ 1,066,307   $         50,838    $   (3,331,106)
                                                            ==============  ============  =================   ===============


                                                                                     SVS              SVS
                                                                  SCUDDER           DREMAN           DREMAN             SVS
                                                                   TOTAL          FINANCIAL       HIGH RETURN         DYNAMIC
                                                                 RETURN(a)       SERVICES(a)        EQUITY(a)         GROWTH*
                                                                --------------  ---------------  ---------------  -----------------
INVESTMENT INCOME:
  Dividends                                                     $     483,573   $       32,661   $      158,381   $              -
                                                                --------------  ---------------  ---------------  -----------------

EXPENSES:
  Mortality and expense risk fees                                     182,329           24,290          118,297                 92
  Administrative expense fees                                          28,788            3,835           18,678                 14
                                                                --------------  ---------------  ---------------  -----------------
    Total expenses                                                    211,117           28,125          136,975                106
                                                                --------------  ---------------  ---------------  -----------------

    Net investment income (loss)                                      272,456            4,536           21,406               (106)
                                                                --------------  ---------------  ---------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  574,243           12,562                -                  -
  Net realized gain (loss) from sales of investments                 (388,677)          46,136          243,657             (1,533)
                                                                --------------  ---------------  ---------------  -----------------
    Net realized gain (loss)                                          185,566           58,698          243,657             (1,533)
  Net unrealized gain (loss)                                       (1,940,582)        (235,303)        (230,056)               307
                                                                --------------  ---------------  ---------------  -----------------
    Net realized and unrealized gain (loss)                        (1,755,016)        (176,605)          13,601             (1,226)
                                                                --------------  ---------------  ---------------  -----------------
    Net increase (decrease) in net assets from operations       $  (1,482,560)  $     (172,069)  $       35,007   $         (1,332)
                                                                ==============  ===============  ===============  =================

* For the period 5/1/01 to 12/31/01

(a) Re-branded  See Note 1
(b) Fund Merger See Note 1

The accompanying notes are an integral part of these financial statements

SEPARATE ACCOUNT KGC

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                 SVS                  SVS               SVS
                                                                FOCUS               FOCUSED            GROWTH             SVS
                                                                VALUE+             LARGE CAP            AND             GROWTH
                                                              GROWTH(a)            GROWTH(a)         INCOME(a)       OPPORTUNITIES
                                                             ----------------  -----------------  -----------------  -------------
INVESTMENT INCOME:
  Dividends                                                  $        51,472   $              -   $         11,783   $          -
                                                             ----------------  -----------------  -----------------  -------------

EXPENSES:
  Mortality and expense risk fees                                     73,390              4,333             14,778         23,238
  Administrative expense fees                                         11,588                684              2,334          3,670
                                                             ----------------  -----------------  -----------------  -------------
    Total expenses                                                    84,978              5,017             17,112         26,908
                                                             ----------------  -----------------  -----------------  -------------

    Net investment income (loss)                                     (33,506)            (5,017)            (5,329)       (26,908)
                                                             ----------------  -----------------  -----------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                 540,455                  -                  -              -
  Net realized gain (loss) from sales of investments                (200,670)           (36,135)          (136,551)      (245,712)
                                                             ----------------  -----------------  -----------------  -------------
    Net realized gain (loss)                                         339,785            (36,135)          (136,551)      (245,712)
  Net unrealized gain (loss)                                      (1,671,041)           (52,933)          (114,408)      (480,393)
                                                             ----------------  -----------------  -----------------  -------------
    Net realized and unrealized gain (loss)                       (1,331,256)           (89,068)          (250,959)      (726,105)
                                                             ----------------  -----------------  -----------------  -------------
    Net increase (decrease) in net assets from operations    $    (1,364,762)  $        (94,085)  $       (256,288)  $   (753,013)
                                                             ================  =================  =================  =============


                                                                 SVS              SVS               SVS               SVS
                                                                INDEX           MID-CAP          STRATEGIC          VENTURE
                                                                 500            GROWTH*           EQUITY*           VALUE*
                                                             --------------  ---------------  ----------------   --------------
INVESTMENT INCOME:
  Dividends                                                  $      11,756   $            -   $             -    $           -
                                                             --------------  ---------------  ----------------   --------------

EXPENSES:
  Mortality and expense risk fees                                   20,091              171               114            1,719
  Administrative expense fees                                        3,173               27                18              272
                                                             --------------  ---------------  ----------------   --------------
    Total expenses                                                  23,264              198               132            1,991
                                                             --------------  ---------------  ----------------   --------------

    Net investment income (loss)                                   (11,508)            (198)             (132)          (1,991)
                                                             --------------  ---------------  ----------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -                -                 -                -
  Net realized gain (loss) from sales of investments              (313,322)             (63)              (27)          (2,792)
                                                             --------------  ---------------  ----------------   --------------
    Net realized gain (loss)                                      (313,322)             (63)              (27)          (2,792)
  Net unrealized gain (loss)                                       (13,360)           1,941            (4,725)          39,648
                                                             --------------  ---------------  ----------------   --------------
    Net realized and unrealized gain (loss)                       (326,682)           1,878            (4,752)          36,856
                                                             --------------  ---------------  ----------------   --------------
    Net increase (decrease) in net assets from operations    $    (338,190)  $        1,680   $        (4,884)   $      34,865
                                                             ==============  ===============  ================   ==============


                                                                             HORIZON         HORIZON         HORIZON
                                                                              5+ (b)         10+ (b)          20+(b)
                                                                         ----------------  -------------   -------------
INVESTMENT INCOME:
  Dividends                                                              $        75,003   $    152,737    $     61,164
                                                                         ----------------  -------------   -------------

EXPENSES:
  Mortality and expense risk fees                                                  4,431         11,884           6,022
  Administrative expense fees                                                        699          1,876             950
                                                                         ----------------  -------------   -------------
    Total expenses                                                                 5,130         13,760           6,972
                                                                         ----------------  -------------   -------------

    Net investment income (loss)                                                  69,873        138,977          54,192
                                                                         ----------------  -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                              11,364        176,696          98,803
  Net realized gain (loss) from sales of investments                            (119,120)      (588,190)       (419,599)
                                                                         ----------------  -------------   -------------
    Net realized gain (loss)                                                    (107,756)      (411,494)       (320,796)
  Net unrealized gain (loss)                                                      33,433        214,042         226,505
                                                                         ----------------  -------------   -------------
    Net realized and unrealized gain (loss)                                      (74,323)      (197,452)        (94,291)
                                                                         ----------------  -------------   -------------
    Net increase (decrease) in net assets from operations                $        (4,450)  $    (58,475)   $    (40,099)
                                                                         ================  =============   =============

* For the period 5/1/01 to 12/31/01

(a) Re-branded  See Note 1
(b) Fund Merger See Note 1

The accompanying notes are an integral part of these financial statements

SEPARATE ACCOUNT KGC

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               ALGER
                                                                                ALGER                         AMERICAN
                                                                           AMERICAN BALANCED              LEVERAGED ALLCAP
                                                                         YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       --------------------------    --------------------------
                                                                           2001           2000         2001            2000
                                                                       -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $     5,285    $    (3,357)   $   (10,821)   $   (10,412)
    Net realized gain (loss)                                               (23,260)        35,578        (83,062)        58,372
    Net unrealized gain (loss)                                             (27,442)      (119,459)      (102,398)      (435,141)
                                                                       -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations                  (45,417)       (87,238)      (196,281)      (387,181)
                                                                       -----------    -----------    -----------    -----------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  220,623        236,033         81,194        369,614
    Withdrawals                                                           (107,902)       (36,305)       (86,836)       (31,105)
    Contract benefits                                                       (9,166)           -           (1,359)           -
    Contract charges                                                        (2,325)          (662)        (1,173)          (860)
    Transfers between sub-accounts (including fixed account), net          327,321        948,242         79,369        805,421
    Other transfers from (to) the General Account                         (127,610)        14,668         31,830         78,669
    Net increase (decrease) in investment by Sponsor                           -           (2,230)           -              -
                                                                       -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract transactions       300,941      1,159,746        103,025      1,221,739
                                                                       -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets                                  255,524      1,072,508        (93,256)       834,558

NET ASSETS:
  Beginning of year                                                      1,138,475         65,967      1,042,140        207,582
                                                                       -----------    -----------    -----------    -----------
  End of year                                                          $ 1,393,999    $ 1,138,475    $   948,884    $ 1,042,140
                                                                       ===========    ===========    ===========    ===========

                                                                           CREDIT                        CREDIT SUISSE
                                                                           SUISSE                     GLOBAL POST-VENTURE
                                                                       EMERGING MARKETS                     CAPITAL
                                                                YEAR ENDED     PERIOD FROM         YEAR ENDED    PERIOD FROM
                                                                 12/31/01  5/1/00* TO 12/31/00    12/31/01   5/1/00* TO 12/31/00
                                                                ---------- --------------------  ----------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                $     (521)$               (194) $     (545) $               (522)
    Net realized gain (loss)                                       (22,241)                 270     (19,935)               11,274
    Net unrealized gain (loss)                                       6,721               (8,885)      2,817               (39,961)
                                                                ---------- --------------------  ----------  --------------------
    Net increase (decrease) in net assets from operations          (16,041)              (8,809)    (17,663)              (29,209)
                                                                ---------- --------------------  ----------  --------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                              -                  2,375         500                29,686
    Withdrawals                                                       (622)                 -           -                     -
    Contract benefits                                                  -                    -           -                     -
    Contract charges                                                    (7)                  (7)        (47)                  (19)
    Transfers between sub-accounts (including fixed
    account), net                                                   25,342               24,451     (34,621)               35,770
    Other transfers from (to) the General Account                      592                8,999       4,472                54,989
    Net increase (decrease) in investment by Sponsor                   -                  2,000         -                     390
                                                                ---------- --------------------  ----------  --------------------
    Net increase (decrease) in net assets from
    contract transactions                                           25,305               37,818     (29,696)              120,816
                                                                ---------- --------------------  ----------  --------------------
    Net increase (decrease) in net assets                            9,264               29,009     (47,359)               91,607

NET ASSETS:
  Beginning of year                                                 29,009                  -        91,607                   -
                                                                ---------- --------------------  ----------  --------------------
  End of year                                                   $   38,273 $             29,009  $   44,248  $             91,607
                                                                ========== ====================  ==========  ====================


                                                                                                           DREYFUS
                                                                               DREYFUS                    SOCIALLY
                                                                            MIDCAP STOCK               RESPONSIBLE GROWTH
                                                                        YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                                       -------------------------   ----------------------------
                                                                           2001           2000           2001           2000
                                                                       -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   (13,651)   $    (5,487)   $    (1,427)   $        22
    Net realized gain (loss)                                               (57,901)        29,452         (6,058)             6
    Net unrealized gain (loss)                                             (11,586)        13,038        (32,843)       (12,961)
                                                                       -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations                  (83,138)        37,003        (40,328)       (12,933)
                                                                       -----------    -----------    -----------    -----------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  315,824        320,977          8,904         54,574
    Withdrawals                                                           (209,276)       (20,516)        (4,730)           -
    Contract benefits                                                          -              -              -              -
    Contract charges                                                        (1,235)          (688)          (191)           (82)
    Transfers between sub-accounts (including fixed account), net          443,708        813,751         11,117         55,935
    Other transfers from (to) the General Account                           75,427         40,751         24,487         18,460
    Net increase (decrease) in investment by Sponsor                           -           (2,342)           -              -
                                                                       -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract transactions       624,448      1,151,933         39,587        128,887
                                                                       -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets                                  541,310      1,188,936           (741)       115,954

NET ASSETS:
  Beginning of year                                                      1,329,312        140,376        132,881         16,927
                                                                       -----------    -----------    -----------    -----------
  End of year                                                          $ 1,870,622    $ 1,329,312    $   132,140    $   132,881
                                                                       ===========    ===========    ===========    ===========

                                                                                                           SCUDDER
                                                                                                            21ST
                                                                             INVESCO                       CENTURY
                                                                           VIF UTILITIES                GROWTH CLASS A
                                                                           PERIOD FROM          YEAR ENDED        PERIOD FROM
                                                                       5/1/01* TO 12/31/01      12/31/01       5/1/00* TO 12/31/00
                                                                       --------------------    -----------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $                101    $    (2,725)   $               (300)
    Net realized gain (loss)                                                            144        (32,857)                    (24)
    Net unrealized gain (loss)                                                       (1,477)       (30,746)                (17,852)
                                                                       --------------------    -----------    --------------------
    Net increase (decrease) in net assets from operations                            (1,232)       (66,328)                (18,176)
                                                                       --------------------    -----------    --------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                             1,500        133,520                  43,369
    Withdrawals                                                                         (74)        (9,462)                   (231)
    Contract benefits                                                                   -              -                       -
    Contract charges                                                                     (9)          (313)                    (19)
    Transfers between sub-accounts (including fixed account), net                     1,478        145,863                  46,153
    Other transfers from (to) the General Account                                    31,164         28,793                   7,356
    Net increase (decrease) in investment by Sponsor                                  2,000         (1,255)                  2,000
                                                                       --------------------    -----------    --------------------
    Net increase (decrease) in net assets from contract transactions                 36,059        297,146                  98,628
                                                                       --------------------    -----------    --------------------
    Net increase (decrease) in net assets                                            34,827        230,818                  80,452

NET ASSETS:
  Beginning of year                                                                     -           80,452                     -
                                                                       --------------------    -----------    --------------------
  End of year                                                          $             34,827    $   311,270    $             80,452
                                                                       ====================    ===========    ====================


                                                                                SCUDDER
                                                                                 CAPITAL                      SCUDDER
                                                                             GROWTH CLASS A          GLOBAL DISCOVERY CLASS A
                                                                         YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                                       --------------------------    --------------------------
                                                                          2001          2000            2001            2000
                                                                       -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   (26,397)   $   (44,950)   $   (51,354)   $   (13,612)
    Net realized gain (loss)                                               101,605        733,008       (495,305)       373,238
    Net unrealized gain (loss)                                          (1,054,466)    (1,282,212)      (931,309)      (987,653)
                                                                       -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from operations                 (979,258)      (594,154)    (1,477,968)      (628,027)
                                                                       -----------    -----------    -----------    -----------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  225,515        248,366        285,429        814,708
    Withdrawals                                                           (169,400)      (328,380)      (685,671)      (230,275)
    Contract benefits                                                      (48,913)       (23,385)           -           (6,527)
    Contract charges                                                        (2,803)        (3,111)        (3,933)        (4,054)
    Transfers between sub-accounts (including fixed account), net         (425,410)     1,018,677       (102,445)     2,582,949
    Other transfers from (to) the General Account                          (30,911)       330,556         15,367        254,596
    Net increase (decrease) in investment by Sponsor                           -              -              -              -
                                                                       -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract transactions      (451,922)     1,242,723       (491,253)     3,411,397
                                                                       -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets                               (1,431,180)       648,569     (1,969,221)     2,783,370

NET ASSETS:
  Beginning of year                                                      4,826,210      4,177,641      6,035,524      3,252,154
                                                                       -----------    -----------    -----------    -----------
  End of year                                                          $ 3,395,030    $ 4,826,210    $ 4,066,303    $ 6,035,524
                                                                       ===========    ===========    ===========    ===========

                                                                                  SCUDDER
                                                                                  GROWTH AND                  SCUDDER
                                                                               INCOME CLASS A                  HEALTH
                                                                           YEAR ENDED DECEMBER 31,         SCIENCES CLASS A
                                                                       ------------------------------        PERIOD FROM
                                                                         2001            2000            5/1/01* TO 12/31/01
                                                                       -------------   --------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $      2,524    $       9,866   $                    (832)
    Net realized gain (loss)                                               (157,435)          26,102                         218
    Net unrealized gain (loss)                                             (210,690)        (142,595)                     14,500
                                                                       -------------   --------------  --------------------------
    Net increase (decrease) in net assets from operations                  (365,601)        (106,627)                     13,886
                                                                       -------------   --------------  --------------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    46,504          147,677                      70,040
    Withdrawals                                                            (268,961)        (185,931)                     (7,715)
    Contract benefits                                                       (20,934)          (3,592)                          -
    Contract charges                                                         (2,022)          (1,899)                        (70)
    Transfers between sub-accounts (including fixed account), net            85,484         (165,926)                    179,199
    Other transfers from (to) the General Account                           158,129           96,512                     104,344
    Net increase (decrease) in investment by Sponsor                              -                -                       2,000
                                                                       -------------   --------------  --------------------------
    Net increase (decrease) in net assets from contract transactions         (1,800)        (113,159)                    347,798
                                                                       -------------   --------------  --------------------------
    Net increase (decrease) in net assets                                  (367,401)        (219,786)                    361,684

NET ASSETS:
  Beginning of year                                                       3,020,201        3,239,987                           -
                                                                       -------------   --------------  --------------------------
  End of year                                                          $  2,652,800    $   3,020,201   $                 361,684
                                                                       =============   ==============  ==========================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KGC

                                                                                SCUDDER                        SCUDDER
                                                                         INTERNATIONAL CLASS A           AGGRESSIVE GROWTH(a)
                                                                        YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                      --------------------------    ----------------------------
                                                                        2001            2000            2001         2000
                                                                      ------------   -----------    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $   (39,121)   $  (26,431)    $      (343)   $    (21,878)
    Net realized gain (loss)                                             (870,678)      267,769        (522,054)         18,978
    Net unrealized gain (loss)                                            298,791    (1,312,970)        (38,741)       (390,576)
                                                                      ------------   -----------    ------------   -------------
    Net increase (decrease) in net assets from operations                (611,008)   (1,071,632)       (561,138)       (393,476)
                                                                      ------------   -----------    ------------   -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  64,601       973,634          48,026         952,081
    Withdrawals                                                          (259,410)     (174,611)       (112,886)        (67,307)
    Contract benefits                                                     (62,524)       (5,616)              -               -
    Contract charges                                                       (3,199)       (3,651)         (1,999)         (1,433)
    Transfers between sub-accounts (including fixed account), net        (768,516)       97,310         (18,997)      1,116,907
    Other transfers from (to) the General Account                          55,943       186,125          44,550         116,101
    Net increase (decrease) in investment by Sponsor                            -             -               -               -
                                                                      ------------   -----------    ------------   -------------
    Net increase (decrease) in net assets from contract transactions     (973,105)    1,073,191         (41,306)      2,116,349
                                                                      ------------   -----------    ------------   -------------
    Net increase (decrease) in net assets                              (1,584,113)        1,559        (602,444)      1,722,873

NET ASSETS:
  Beginning of year                                                     4,076,432     4,074,873       2,319,047         596,174
                                                                      ------------   -----------    ------------   -------------
  End of year                                                         $ 2,492,319    $4,076,432     $ 1,716,603    $  2,319,047
                                                                      ============   ===========    ============   =============

                                                                                SCUDDER                 SCUDDER CONTRARIAN
                                                                              BLUE CHIP(a)                    VALUE(a)
                                                                        YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                      ----------------------------   ----------------------------
                                                                          2001           2000            2001           2000
                                                                      -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $    (74,701)  $   (107,604)   $    114,174   $    263,561
    Net realized gain (loss)                                              (312,028)       269,322        (371,285)     1,659,297
    Net unrealized gain (loss)                                          (1,949,260)    (1,519,468)        336,112       (149,605)
                                                                      -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from operations               (2,335,989)    (1,357,750)         79,001      1,773,253
                                                                      -------------  -------------   -------------  -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  271,743      1,253,197         287,191        311,055
    Withdrawals                                                         (1,144,873)      (940,838)       (968,927)    (1,197,297)
    Contract benefits                                                     (117,608)       (65,347)     (1,823,303)       (99,841)
    Contract charges                                                       (12,593)       (14,729)        (15,741)       (15,352)
    Transfers between sub-accounts (including fixed account), net         (166,106)     1,186,651        (647,065)    (3,374,867)
    Other transfers from (to) the General Account                          102,996        364,082         215,512       (152,491)
    Net increase (decrease) in investment by Sponsor                             -              -               -              -
                                                                      -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from contract transactions    (1,066,441)     1,783,016      (2,952,333)    (4,528,793)
                                                                      -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                               (3,402,430)       425,266      (2,873,332)    (2,755,540)

NET ASSETS:
  Beginning of year                                                     14,253,480     13,828,214      15,637,178     18,392,718
                                                                      -------------  -------------   -------------  -------------
  End of year                                                         $ 10,851,050   $ 14,253,480    $ 12,763,846   $ 15,637,178
                                                                      =============  =============   =============  =============

                                                                                SCUDDER                       SCUDDER
                                                                          GLOBAL BLUE CHIP(a)         GOVERNMENT SECURITIES(a)
                                                                        YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                      ---------------------------   -------------------------------
                                                                        2001          2000           2001               2000
                                                                      ------------   ------------   ------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $   (29,239)   $   (32,389)   $   136,337    $       190,427
    Net realized gain (loss)                                               34,388         58,112         68,526            (24,789)
    Net unrealized gain (loss)                                           (511,092)      (177,812)        49,653            157,954
                                                                      ------------   ------------   ------------   ----------------
    Net increase (decrease) in net assets from operations                (505,943)      (152,089)       254,516            323,592
                                                                      ------------   ------------   ------------   ----------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  88,161        324,821        311,540            279,748
    Withdrawals                                                          (126,030)      (119,930)      (546,952)          (247,071)
    Contract benefits                                                           -              -        (42,913)           (57,882)
    Contract charges                                                       (2,213)        (3,407)        (3,542)            (3,241)
    Transfers between sub-accounts (including fixed account), net        (190,451)     1,606,317        649,244           (366,894)
    Other transfers from (to) the General Account                           9,568       (380,499)        88,128            (54,342)
    Net increase (decrease) in investment by Sponsor                            -              -              -                  -
                                                                      ------------   ------------   ------------   ----------------
    Net increase (decrease) in net assets from contract transactions     (220,965)     1,427,302        455,505           (449,682)
                                                                      ------------   ------------   ------------   ----------------
    Net increase (decrease) in net assets                                (726,908)     1,275,213        710,021           (126,090)

NET ASSETS:
  Beginning of year                                                     3,213,624      1,938,411      3,760,615          3,886,705
                                                                      ------------   ------------   ------------   ----------------
  End of year                                                         $ 2,486,716    $ 3,213,624    $ 4,470,636    $     3,760,615
                                                                      ============   ============   ============   ================


                                                                                                                SCUDDER
                                                                             SCUDDER GROWTH(a)                HIGH YIELD(a)
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                        ----------------------------   ---------------------------
                                                                         2001            2000            2001          2000
                                                                        ------------   -------------   ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $  (119,477)   $   (197,188)   $  1,414,075  $  2,440,466
    Net realized gain (loss)                                               (296,240)      2,109,506      (1,768,890)   (2,970,168)
    Net unrealized gain (loss)                                           (2,836,825)     (5,624,053)        930,593    (1,025,980)
                                                                        ------------   -------------   ------------- -------------
    Net increase (decrease) in net assets from operations                (3,252,542)     (3,711,735)        575,778    (1,555,682)
                                                                        ------------   -------------   ------------- -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   159,105       1,224,720         657,838     1,653,522
    Withdrawals                                                            (807,076)     (1,037,053)     (1,270,357)   (1,534,776)
    Contract benefits                                                      (102,155)       (333,012)       (154,048)     (413,486)
    Contract charges                                                        (12,975)        (19,575)        (12,101)      (15,397)
    Transfers between sub-accounts (including fixed account), net          (651,824)        883,616       1,399,875    (8,667,681)
    Other transfers from (to) the General Account                           (43,009)       (272,807)        189,038        31,297
    Net increase (decrease) in investment by Sponsor                              -               -               -             -
                                                                        ------------   -------------   ------------- -------------
    Net increase (decrease) in net assets from contract transactions     (1,457,934)        445,889         810,245    (8,946,521)
                                                                        ------------   -------------   ------------- -------------
    Net increase (decrease) in net assets                                (4,710,476)     (3,265,846)      1,386,023   (10,502,203)

NET ASSETS:
  Beginning of year                                                      13,952,873      17,218,719      14,959,784    25,461,987
                                                                        ------------   -------------   ------------- -------------
  End of year                                                           $ 9,242,397    $ 13,952,873    $ 16,345,807  $ 14,959,784
                                                                        ============   =============   ============= =============

                                                                           SCUDDER INTERNATIONAL              SCUDDER
                                                                                RESEARCH(a)           INVESTMENT GRADE BOND(a)
                                                                          YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                        -------------------------  --------------------------------
                                                                         2001         2000           2001               2000
                                                                        ------------ ------------  -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $   (35,101) $  (147,787)  $    178,181    $       173,509
    Net realized gain (loss)                                               (270,281)   2,969,028         44,185            (52,811)
    Net unrealized gain (loss)                                           (1,174,284)  (1,977,085)       (24,470)           231,322
                                                                        ------------ ------------  -------------   ----------------
    Net increase (decrease) in net assets from operations                (1,479,666)     844,156        197,896            352,020
                                                                        ------------ ------------  -------------   ----------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   164,682      435,459         79,798            178,506
    Withdrawals                                                            (284,945)    (576,421)      (414,890)          (380,937)
    Contract benefits                                                       (35,730)    (197,122)      (149,703)           (45,818)
    Contract charges                                                         (7,579)      (9,962)        (3,931)            (4,294)
    Transfers between sub-accounts (including fixed account), net        (1,368,488) (10,717,857)        24,854         (1,208,744)
    Other transfers from (to) the General Account                           (45,419)     277,359         39,552            (64,917)
    Net increase (decrease) in investment by Sponsor                              -            -              -                  -
                                                                        ------------ ------------  -------------   ----------------
    Net increase (decrease) in net assets from contract transactions     (1,577,479) (10,788,544)      (424,320)        (1,526,204)
                                                                        ------------ ------------  -------------   ----------------
    Net increase (decrease) in net assets                                (3,057,145)  (9,944,388)      (226,424)        (1,174,184)

NET ASSETS:
  Beginning of year                                                       9,300,482   19,244,870      4,618,656          5,792,840
                                                                        ------------ ------------  -------------   ----------------
  End of year                                                           $ 6,243,337  $ 9,300,482   $  4,392,232    $     4,618,656
                                                                        ============ ============  =============   ================

                                                                                 SCUDDER
                                                                                  MONEY                         SCUDDER
                                                                                 MARKET(a)                    NEW EUROPE(a)
                                                                          YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                        -----------------------------   -------------------------
                                                                            2001            2000           2001         2000
                                                                        -------------   -------------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $    430,155    $    755,178    $   23,835   $   (10,949)
    Net realized gain (loss)                                                       -               -      (279,494)       34,807
    Net unrealized gain (loss)                                                     -               -      (205,903)      (71,666)
                                                                        -------------   -------------   -----------  ------------
    Net increase (decrease) in net assets from operations                    430,155         755,178      (461,562)      (47,808)
                                                                        -------------   -------------   -----------  ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  1,916,902       3,453,714        35,266        59,557
    Withdrawals                                                           (1,882,723)     (2,156,274)      (65,368)      (49,996)
    Contract benefits                                                       (560,617)       (138,919)            -        (6,352)
    Contract charges                                                          (6,034)         (4,490)         (388)         (351)
    Transfers between sub-accounts (including fixed account), net          2,041,811       5,690,101       (93,965)      764,526
    Other transfers from (to) the General Account                         (1,459,726)       (139,388)      (12,813)      369,693
    Net increase (decrease) in investment by Sponsor                               -               -             -             -
                                                                        -------------   -------------   -----------  ------------
    Net increase (decrease) in net assets from contract transactions          49,613       6,704,744      (137,268)    1,137,077
                                                                        -------------   -------------   -----------  ------------
    Net increase (decrease) in net assets                                    479,768       7,459,922      (598,830)    1,089,269

NET ASSETS:
  Beginning of year                                                       18,736,028      11,276,106     1,491,614       402,345
                                                                        -------------   -------------   -----------  ------------
  End of year                                                           $ 19,215,796    $ 18,736,028    $  892,784   $ 1,491,614
                                                                        =============   =============   ===========  ============

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund Merger. See Note 1.


The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KGC


                                                                                  SCUDDER                      SCUDDER
                                                                            SMALL CAP GROWTH(a)          SMALL CAP VALUE(a)
                                                                          YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                                         --------------------------  ---------------------------
                                                                            2001          2000            2001           2000
                                                                         ------------ -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                         $   (82,939) $   (140,022)  $   (82,621)  $    (37,234)
    Net realized gain (loss)                                                 470,869     2,147,417        49,265       (215,607)
    Net unrealized gain (loss)                                            (3,418,082)   (3,467,352)    1,099,663        385,076
                                                                         ------------ -------------  ------------  -------------
    Net increase (decrease) in net assets from operations                 (3,030,152)   (1,459,957)    1,066,307        132,235
                                                                         ------------ -------------  ------------  -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    268,626       848,136       259,359        200,954
    Withdrawals                                                             (688,059)     (717,745)     (336,573)      (454,480)
    Contract benefits                                                        (43,445)     (196,833)      (46,232)      (176,359)
    Contract charges                                                          (8,082)      (11,692)       (7,097)        (6,916)
    Transfers between sub-accounts (including fixed account), net             31,439       500,726       511,696     (1,788,995)
    Other transfers from (to) the General Account                            (87,128)     (139,466)     (249,699)        69,501
    Net increase (decrease) in investment by Sponsor                               -             -             -              -
                                                                         ------------ -------------  ------------  -------------
    Net increase (decrease) in net assets from contract transactions        (526,649)      283,126       131,454     (2,156,295)
                                                                         ------------ -------------  ------------  -------------
    Net increase (decrease) in net assets                                 (3,556,801)   (1,176,831)    1,197,761     (2,024,060)

NET ASSETS:
  Beginning of year                                                       10,268,225    11,445,056     6,828,890      8,852,950
                                                                         ------------ -------------  ------------  -------------
  End of year                                                            $ 6,711,424  $ 10,268,225   $ 8,026,651   $  6,828,890
                                                                         ============ =============  ============  =============

                                                                                   SCUDDER                      SCUDDER
                                                                             STRATEGIC INCOME(a)           TECHNOLOGY GROWTH(a)
                                                                           YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                         ------------    ------------   --------------------------
                                                                             2001            2000           2001          2000
                                                                         ------------    ------------   ------------ -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                         $       193     $      (141)   $   (67,475) $   (127,304)
    Net realized gain (loss)                                                  47,873          (1,585)    (2,612,320)      533,127
    Net unrealized gain (loss)                                                 2,772          51,347       (651,311)   (4,179,621)
                                                                         ------------    ------------   ------------ -------------
    Net increase (decrease) in net assets from operations                     50,838          49,621     (3,331,106)   (3,773,798)
                                                                         ------------    ------------   ------------ -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     10,214          92,054        398,423     2,093,952
    Withdrawals                                                              (37,048)        (21,205)      (615,927)     (624,234)
    Contract benefits                                                        (13,674)        (22,206)       (19,695)      (57,767)
    Contract charges                                                            (642)           (639)        (8,385)       (9,050)
    Transfers between sub-accounts (including fixed account), net         (1,002,806)        975,593       (228,416)    5,816,461
    Other transfers from (to) the General Account                            149,609          23,095        189,248       611,275
    Net increase (decrease) in investment by Sponsor                               -               -              -             -
                                                                         ------------    ------------   ------------ -------------
    Net increase (decrease) in net assets from contract transactions        (894,347)      1,046,692       (284,752)    7,830,637
                                                                         ------------    ------------   ------------ -------------
    Net increase (decrease) in net assets                                   (843,509)      1,096,313     (3,615,858)    4,056,839

NET ASSETS:
  Beginning of year                                                        1,520,037         423,724     10,054,235     5,997,396
                                                                         ------------    ------------   ------------ -------------
  End of year                                                            $   676,528     $ 1,520,037    $ 6,438,377  $ 10,054,235
                                                                         ============    ============   ============ =============

                                                                               SCUDDER                      SVS DREMAN
                                                                           TOTAL RETURN(a)             FINANCIAL SERVICES(a)
                                                                       YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                     -----------------------------   ----------------------------
                                                                         2001            2000           2001            2000
                                                                     -------------   -------------   ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                     $    272,456    $    359,693    $     4,536   $       9,008
    Net realized gain (loss)                                              185,566         793,016         58,698         (72,380)
    Net unrealized gain (loss)                                         (1,940,582)     (1,771,926)      (235,303)        604,471
                                                                     -------------   -------------   ------------  --------------
    Net increase (decrease) in net assets from operations              (1,482,560)       (619,217)      (172,069)        541,099
                                                                     -------------   -------------   ------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 370,288         763,940        110,585         147,931
    Withdrawals                                                        (1,761,140)     (1,100,802)      (310,788)       (176,092)
    Contract benefits                                                    (442,985)       (531,806)       (31,087)         (3,683)
    Contract charges                                                      (20,638)        (17,346)        (2,117)         (1,463)
    Transfers between sub-accounts (including fixed account), net       6,912,651        (282,599)         7,793        (351,265)
    Other transfers from (to) the General Account                         184,300         828,058        (14,338)        405,130
    Net increase (decrease) in investment by Sponsor                            -               -              -               -
                                                                     -------------   -------------   ------------  --------------
    Net increase (decrease) in net assets from contract transactions    5,242,476        (340,555)      (239,952)         20,558
                                                                     -------------   -------------   ------------  --------------
    Net increase (decrease) in net assets                               3,759,916        (959,772)      (412,021)        561,657

NET ASSETS:
  Beginning of year                                                    16,074,814      17,034,586      2,790,347       2,228,690
                                                                     -------------   -------------   ------------  --------------
  End of year                                                        $ 19,834,730    $ 16,074,814    $ 2,378,326   $   2,790,347
                                                                     =============   =============   ============  ==============

                                                                             SVS DREMAN
                                                                        HIGH RETURN EQUITY(a)              SVS
                                                                       YEAR ENDED DECEMBER 31,         DYNAMIC GROWTH
                                                                     -----------------------------      PERIOD FROM
                                                                         2001            2000        5/1/01* TO 12/31/01
                                                                     -------------   -------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                     $     21,406    $     73,480    $              (106)
    Net realized gain (loss)                                              243,657          58,552                 (1,533)
    Net unrealized gain (loss)                                           (230,056)      2,310,788                    307
                                                                     -------------   -------------   --------------------
    Net increase (decrease) in net assets from operations                  35,007       2,442,820                 (1,332)
                                                                     -------------   -------------   --------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 720,242         764,795                  1,881
    Withdrawals                                                          (937,368)       (439,347)                     -
    Contract benefits                                                     (31,288)        (71,821)                     -
    Contract charges                                                      (11,481)         (8,281)                     -
    Transfers between sub-accounts (including fixed account), net         547,931          69,693                 16,685
    Other transfers from (to) the General Account                          47,441         533,481                      -
    Net increase (decrease) in investment by Sponsor                            -               -                  2,000
                                                                     -------------   -------------   --------------------
    Net increase (decrease) in net assets from contract transactions      335,477         848,520                 20,566
                                                                     -------------   -------------   --------------------
    Net increase (decrease) in net assets                                 370,484       3,291,340                 19,234

NET ASSETS:
  Beginning of year                                                    12,072,476       8,781,136                      -
                                                                     -------------   -------------   --------------------
  End of year                                                        $ 12,442,960    $ 12,072,476    $            19,234
                                                                     =============   =============   ====================
                                                                                                                SVS
                                                                               SVS                            FOCUSED
                                                                          FOCUS VALUE+                       LARGE CAP
                                                                            GROWTH(a)                        GROWTH(a)
                                                                     YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                                     ---------------------------    ---------------------------
                                                                          2001         2000            2001           2000
                                                                     -------------- ------------    ----------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                     $     (33,506) $   (54,337)    $  (5,017)   $      (4,992)
    Net realized gain (loss)                                               339,785    1,364,267       (36,135)          (7,847)
    Net unrealized gain (loss)                                          (1,671,041)  (1,805,843)      (52,933)        (104,432)
                                                                     -------------- ------------    ----------   --------------
    Net increase (decrease) in net assets from operations               (1,364,762)    (495,913)      (94,085)        (117,271)
                                                                     -------------- ------------    ----------   --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  190,799      381,478        42,117          144,021
    Withdrawals                                                           (595,679)    (640,539)      (23,927)         (19,712)
    Contract benefits                                                     (160,459)    (294,104)            -                -
    Contract charges                                                        (9,289)     (10,901)         (351)            (233)
    Transfers between sub-accounts (including fixed account), net         (588,991)    (671,794)       79,302          383,001
    Other transfers from (to) the General Account                          (83,804)      66,813         5,751           20,632
    Net increase (decrease) in investment by Sponsor                             -            -             -           (2,903)
                                                                     -------------- ------------    ----------   --------------
    Net increase (decrease) in net assets from contract transactions    (1,247,423)  (1,169,047)      102,892          524,806
                                                                     -------------- ------------    ----------   --------------
    Net increase (decrease) in net assets                               (2,612,185)  (1,664,960)        8,807          407,535

NET ASSETS:
  Beginning of year                                                      9,324,149   10,989,109       522,648          115,113
                                                                     -------------- ------------    ----------   --------------
  End of year                                                        $   6,711,964  $ 9,324,149     $ 531,455    $     522,648
                                                                     ============== ============    ==========   ==============

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KGC

                                                                                    SVS                           SVS
                                                                                 GROWTH AND                     GROWTH
                                                                                  INCOME(a)                  OPPORTUNITIES
                                                                           YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                                      ------------------------------   ------------  ------------
                                                                          2001            2000               2001          2000
                                                                      ------------   ---------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $    (5,329)   $      (16,382)   $   (26,908)  $   (29,426)
    Net realized gain (loss)                                             (136,551)          (31,999)      (245,712)       69,314
    Net unrealized gain (loss)                                           (114,408)         (193,785)      (480,393)     (504,759)
                                                                      ------------   ---------------   ------------  ------------
    Net increase (decrease) in net assets from operations                (256,288)         (242,166)      (753,013)     (464,871)
                                                                      ------------   ---------------   ------------  ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 401,156           501,724        166,909       606,243
    Withdrawals                                                          (371,658)         (141,024)      (175,981)     (293,079)
    Contract benefits                                                      (5,832)                -        (16,175)            -
    Contract charges                                                       (1,147)           (1,107)        (2,599)       (2,144)
    Transfers between sub-accounts (including fixed account), net           7,389         1,056,101         22,271     1,866,414
    Other transfers from (to) the General Account                         133,191           104,422          6,688       208,830
    Net increase (decrease) in investment by Sponsor                            -                 -              -             -
                                                                      ------------   ---------------   ------------  ------------
    Net increase (decrease) in net assets from contract transactions      163,099         1,520,116          1,113     2,386,264
                                                                      ------------   ---------------   ------------  ------------
    Net increase (decrease) in net assets                                 (93,189)        1,277,950       (751,900)    1,921,393

NET ASSETS:
  Beginning of year                                                     1,591,717           313,767      2,767,603       846,210
                                                                      ------------   ---------------   ------------  ------------
  End of year                                                         $ 1,498,528    $    1,591,717    $ 2,015,703   $ 2,767,603
                                                                      ============   ===============   ============  ============

                                                                                  SVS                             SVS
                                                                               INDEX 500                      MID-CAP GROWTH
                                                                          YEAR ENDED DECEMBER 31,               PERIOD FROM
                                                                           2001             2000            5/1/01* TO 12/31/01
                                                                      --------------   --------------    ------------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $     (11,508)   $     (13,106)    $                  (198)
    Net realized gain (loss)                                               (313,322)         (23,114)                        (63)
    Net unrealized gain (loss)                                              (13,360)        (192,941)                      1,941
                                                                      --------------   --------------    ------------------------
    Net increase (decrease) in net assets from operations                  (338,190)        (229,161)                      1,680
                                                                      --------------   --------------    ------------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   341,481          568,254                      51,595
    Withdrawals                                                            (138,483)         (26,344)                       (640)
    Contract benefits                                                        (1,662)               -                           -
    Contract charges                                                         (2,290)          (1,538)                        (20)
    Transfers between sub-accounts (including fixed account), net           (19,100)         811,244                      22,910
    Other transfers from (to) the General Account                           106,813          201,531                      12,416
    Net increase (decrease) in investment by Sponsor                              -                -                       2,000
                                                                      --------------   --------------    ------------------------
    Net increase (decrease) in net assets from contract transactions        286,759        1,553,147                      88,261
                                                                      --------------   --------------    ------------------------
    Net increase (decrease) in net assets                                   (51,431)       1,323,986                      89,941

NET ASSETS:
  Beginning of year                                                       2,115,922          791,936                           -
                                                                      --------------   --------------    ------------------------
  End of year                                                         $   2,064,491    $   2,115,922     $                89,941
                                                                      ==============   ==============    ========================

                                                                                                                      SVS
                                                                                            SVS                     VENTURE
                                                                                      STRATEGIC EQUITY               VALUE
                                                                                        PERIOD FROM               PERIOD FROM
                                                                                    5/1/01* TO 12/31/01       5/1/01* TO 12/31/01
                                                                                   -----------------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                   $                 (132)   $               (1,991)
    Net realized gain (loss)                                                                          (27)                   (2,792)
    Net unrealized gain (loss)                                                                     (4,725)                   39,648
                                                                                   -----------------------   -----------------------
    Net increase (decrease) in net assets from operations                                          (4,884)                   34,865
                                                                                   -----------------------   -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                          40,671                   235,848
    Withdrawals                                                                                         -                    (9,689)
    Contract benefits                                                                                   -                         -
    Contract charges                                                                                  (19)                     (111)
    Transfers between sub-accounts (including fixed account), net                                  15,575                   514,771
    Other transfers from (to) the General Account                                                  10,109                       664
    Net increase (decrease) in investment by Sponsor                                                2,000                       141
                                                                                   -----------------------   -----------------------
    Net increase (decrease) in net assets from contract transactions                               68,336                   741,624
                                                                                   -----------------------   -----------------------
    Net increase (decrease) in net assets                                                          63,452                   776,489

NET ASSETS:
  Beginning of year                                                                                     -                         -
                                                                                   -----------------------   -----------------------
  End of year                                                                      $               63,452    $              776,489
                                                                                   =======================   =======================

                                                                                  HORIZON                      HORIZON
                                                                                   5+ (b)                      10+ (b)
                                                                        PERIOD FROM       YEAR ENDED    PERIOD FROM      YEAR ENDED
                                                                      1/1/01 TO 5/1/01     12/31/00   1/1/01 TO 5/1/01    12/31/00
                                                                      ---------------- -------------  ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $        69,873  $     44,797   $       138,977  $    92,088
    Net realized gain (loss)                                                 (107,756)       59,307          (411,494)     353,514
    Net unrealized gain (loss)                                                 33,433      (128,940)          214,042     (731,315)
                                                                      ---------------- -------------  ---------------- ------------
    Net increase (decrease) in net assets from operations                      (4,450)      (24,836)          (58,475)    (285,713)
                                                                      ---------------- -------------  ---------------- ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                      42,262        38,995            86,049      160,808
    Withdrawals                                                              (100,963)     (279,153)          (49,766)    (352,377)
    Contract benefits                                                         (70,759)      (38,100)           (4,797)     (56,351)
    Contract charges                                                             (390)       (1,653)           (1,598)      (6,021)
    Transfers between sub-accounts (including fixed account), net          (1,307,580)       95,125        (4,040,463)  (1,185,022)
    Other transfers from (to) the General Account                              (1,286)       31,737            21,535      126,742
    Net increase (decrease) in investment by Sponsor                                -             -                 -            -
                                                                      ---------------- -------------  ---------------- ------------
    Net increase (decrease) in net assets from contract transactions       (1,438,716)     (153,049)       (3,989,040)  (1,312,221)
                                                                      ---------------- -------------  ---------------- ------------
    Net increase (decrease) in net assets                                  (1,443,166)     (177,885)       (4,047,515)  (1,597,934)

NET ASSETS:
  Beginning of year                                                         1,443,166     1,621,051         4,047,515    5,645,449
                                                                      ---------------- -------------  ---------------- ------------
  End of year                                                         $             -  $  1,443,166   $             -  $ 4,047,515
                                                                      ================ =============  ================ ============

                                                                                                  HORIZON
                                                                                                   20+(b)
                                                                                       PERIOD FROM          YEAR ENDED
                                                                                    1/1/01 TO 5/1/01         12/31/00
                                                                                   --------------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                   $            54,192    $        23,845
    Net realized gain (loss)                                                                  (320,796)           272,405
    Net unrealized gain (loss)                                                                 226,505           (567,406)
                                                                                   --------------------   ----------------
    Net increase (decrease) in net assets from operations                                      (40,099)          (271,156)
                                                                                   --------------------   ----------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                       85,320            136,929
    Withdrawals                                                                                (23,049)          (141,071)
    Contract benefits                                                                          (25,298)                 -
    Contract charges                                                                              (699)            (2,661)
    Transfers between sub-accounts (including fixed account), net                           (2,194,706)          (479,914)
    Other transfers from (to) the General Account                                               11,352             26,278
    Net increase (decrease) in investment by Sponsor                                                 -                  -
                                                                                   --------------------   ----------------
    Net increase (decrease) in net assets from contract transactions                        (2,147,080)          (460,439)
                                                                                   --------------------   ----------------
    Net increase (decrease) in net assets                                                   (2,187,179)          (731,595)

NET ASSETS:
  Beginning of year                                                                          2,187,179          2,918,774
                                                                                   --------------------   ----------------
  End of year                                                                      $                 -    $     2,187,179
                                                                                   ====================   ================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KGC
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account KGC ("The Separate Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on December 20, 1996 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers forty-three Sub-Accounts. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                   INVESTMENT MANAGER
The Alger American Fund ("Alger")                            Fred Alger Management, Inc.
Credit Suisse, Warburg Pincus Trust ("WPT")                  Credit Suisse Asset Management, LLC.
Dreyfus Investment Portfolios ("Dreyfus")                    The Dreyfus Corporation
The Dreyfus Socially Responsible Growth Fund ("Dreyfus")     The Dreyfus Corporation
INVESCO Variable Investment Funds, Inc.  ("INVESCO VIF")     INVESCO Funds Group, Inc.
Scudder Variable Series I (Class A) ("Scudder I")            Zurich Scudder Investments, Inc.
Scudder Variable Series II ("Scudder II")                    Zurich Scudder Investments, Inc.



     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     Effective May 1, 2001, Scudder Variable Life Investment Fund and Kemper Variable Series (KVS) were renamed Scudder Variable Series I (SVSI) and Scudder Variable Series II (SVSII), respectively. In addition, the underlying investment options were re-branded from Kemper to Scudder.

     Also on May 1, 2001, the Kemper Horizon 5+, Kemper Horizon 10+, and Kemper Horizon 20+ funds ("Kemper Horizon") were all merged with the Scudder Total Return Portfolio fund. The contracts were transferred at no cost to the contract holders from the Kemper Horizon funds to the Scudder Total Return Portfolio fund on April 27, 2001, with the merger completed on May 1, 2001. The effect of these transactions is reflected in the Transfers Between Sub-Accounts line of the Statement of Changes in Net Assets.

     On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. AFLIAC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                                     PORTFOLIO INFORMATION
                                                                    ---------------------------------------------------------
                                                                                                                NET ASSET
                                                                        NUMBER OF            AGGREGATE            VALUE
INVESTMENT  PORTFOLIO                                                    SHARES                COST             PER SHARE
---------------------                                               ------------------   ------------------  ----------------
Alger American Balanced                                                       106,575          $ 1,538,241          $ 13.080
Alger American Leveraged AllCap                                                30,076            1,458,051            31.550
Credit Suisse Emerging Markets                                                  4,540               40,437             8.430
Credit Suisse Global Post-Venture Capital                                       4,552               81,392             9.720
Dreyfus MidCap Stock                                                          135,552            1,860,708            13.800
Dreyfus Socially Responsible Growth                                             4,955              177,604            26.670
INVESCO VIF Utilities                                                           2,473               36,304            14.080
Scudder 21st Century Growth Class A                                            49,963              359,868             6.230
Scudder Capital Growth Class A                                                207,520            4,972,052            16.360
Scudder Global Discovery Class A                                              467,391            4,977,037             8.700
Scudder Growth and Income Class A                                             298,067            3,090,892             8.900
Scudder Health Sciences Class A                                                33,961              347,184            10.650
Scudder International Class A                                                 309,605            2,536,666             8.050
Scudder Aggressive Growth (a)                                                 167,965            2,069,198            10.220
Scudder Blue Chip (a)                                                         899,020           11,709,178            12.070
Scudder Contrarian Value (a)                                                  952,526           13,723,816            13.400
Scudder Global Blue Chip (a)                                                  257,705            2,860,846             9.650
Scudder Government Securities (a)                                             362,611            4,327,428            12.330
Scudder Growth (a)                                                            439,074           13,483,627            21.050
Scudder High Yield (a)                                                      2,005,776           17,761,627             8.150
Scudder International  Research (a)                                           675,772            7,271,456             9.240
Scudder Investment Grade Bond (a)                                             382,376            4,283,084            11.490
Scudder Money Market (a)                                                   19,204,277           19,204,277             1.000
Scudder New Europe (a)                                                        135,268            1,127,912             6.600
Scudder Small Cap Growth (a)                                                  523,522           10,206,464            12.820
Scudder Small Cap Value  (a)                                                  607,619            6,963,184            13.210
Scudder Strategic Income (a)                                                   65,889              643,961            10.270
Scudder Technology Growth (a)                                                 687,861            9,661,745             9.360
Scudder Total Return (a)                                                      878,833           22,428,277            22.570
SVS Dreman Financial Services (a)                                             220,636            2,176,923            10.780
SVS Dreman High Return Equity (a)                                           1,151,264           11,280,046            10.810
SVS Dynamic Growth (a)                                                          2,186               18,927             8.800
SVS Focus Value+Growth (a)                                                    513,100            8,092,750            13.080
SVS Focused Large Cap Growth (a)                                               56,120              682,709             9.470
SVS Growth And Income (a)                                                     165,583            1,791,400             9.050
SVS Growth Opportunities                                                      256,125            2,952,168             7.870
SVS Index 500                                                                 241,461            2,219,808             8.550
SVS Mid-Cap Growth                                                             10,186               88,000             8.830
SVS Strategic Equity                                                            8,349               68,177             7.600
SVS Venture Value                                                              81,736              736,841             9.500

(a) Re-branded.  See Note 1.

NOTE 4 - EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses AFLIAC will absorb the losses. If costs are less than the amounts charged the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are made during the accumulation and annuity payout phases.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider. When contract value has been allocated to more than one investment option, contract fees and rider charges are deducted from each on a pro-rata basis.

     The annual rates of Mortality and Expense Risk Fees, Administrative Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended, are displayed in the table below.

Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)                             0.95%
Administrative Expense (Annual Rate)                                 0.15%

Contract Deductions:
Optional Rider Fees (Annual Rate):                                0.05%-0.25%
Annual Contract Fee (Maximum)                                         $35

     Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of AFLIAC, is principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

TRANSACTIONS FROM CONTRACTOWNERS AND SPONSOR WERE AS FOLLOWS:

                                                             SCUDDER GATEWAY CUSTOM
                                                            YEAR ENDED DECEMBER 31,
                                                       2001                          2000
                                            --------------------------    --------------------------
                                               UNITS         AMOUNT         UNITS          AMOUNT
                                            -----------    -----------    -----------    -----------
Alger American Balanced
  Issuance of Units                             641,469    $   640,402      1,107,298    $ 1,216,892
  Redemption of Units                          (347,885)      (339,461)       (53,147)       (57,146)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     293,584    $   300,941      1,054,151    $ 1,159,746
                                            ===========    ===========    ===========    ===========

Alger American Leveraged AllCap
  Issuance of Units                             413,383    $   336,410      1,165,520    $ 1,387,446
  Redemption of Units                          (302,056)      (233,385)      (168,083)      (165,707)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     111,327    $   103,025        997,437    $ 1,221,739
                                            ===========    ===========    ===========    ===========

Credit Suisse Emerging Markets
  Issuance of Units                             917,072    $   647,737         44,156    $    42,205
  Redemption of Units                          (898,629)      (622,432)        (5,459)        (4,387)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                      18,443    $    25,305         38,697    $    37,818
                                            ===========    ===========    ===========    ===========

Credit Suisse Global Post-Venture Capital
  Issuance of Units                              14,962    $     9,854        121,246    $   120,816
  Redemption of Units                           (53,222)       (39,550)           -              -
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     (38,260)   $   (29,696)       121,246    $   120,816
                                            ===========    ===========    ===========    ===========

Dreyfus MidCap Stock
  Issuance of Units                           1,223,319    $ 1,356,324      1,181,803    $ 1,307,147
  Redemption of Units                          (666,062)      (731,876)      (132,039)      (155,214)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     557,257    $   624,448      1,049,764    $ 1,151,933
                                            ===========    ===========    ===========    ===========

Dreyfus Socially Responsible Growth
  Issuance of Units                              65,938    $    58,928        123,464    $   128,887
  Redemption of Units                           (24,406)       (19,343)           -              -
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                      41,532    $    39,585        123,464    $   128,887
                                            ===========    ===========    ===========    ===========

INVESCO VIF Utilities
  Issuance of Units                              51,352    $    36,059            -            $ -
  Redemption of Units                               -              -              -              -
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                      51,352    $    36,059            -            $ -
                                            ===========    ===========    ===========    ===========

Scudder 21st Century Growth Class A
  Issuance of Units                             646,174    $   436,824        102,618    $    98,878
  Redemption of Units                          (227,846)      (139,679)          (246)          (250)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     418,328    $   297,145        102,372    $    98,628
                                            ===========    ===========    ===========    ===========

Scudder Capital Growth Class A
  Issuance of Units                             539,451    $   579,377      2,241,278    $ 3,073,627
  Redemption of Units                          (992,799)    (1,031,298)    (1,362,697)    (1,830,904)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                    (453,348)   $  (451,921)       878,581    $ 1,242,723
                                            ===========    ===========    ===========    ===========

                                                      SCUDDER GATEWAY CUSTOM (CONTINUED)
                                                            YEAR ENDED DECEMBER 31,
                                                       2001                          2000
                                            --------------------------    --------------------------
                                               UNITS         AMOUNT         UNITS          AMOUNT
                                            -----------    -----------    -----------    -----------
Scudder Global Discovery Class A
  Issuance of Units                           1,834,882    $ 2,081,523      2,645,079    $ 4,503,227
  Redemption of Units                        (2,214,869)    (2,572,776)      (696,855)    (1,091,830)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                    (379,987)   $  (491,253)     1,948,224    $ 3,411,397
                                            ===========    ===========    ===========    ===========

Scudder Growth and Income Class A
  Issuance of Units                           1,343,023    $ 1,122,427        657,522    $   627,694
  Redemption of Units                        (1,339,152)    (1,124,227)      (778,306)      (740,853)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                       3,871    $    (1,800)      (120,784)   $  (113,159)
                                            ===========    ===========    ===========    ===========

Scudder Health Sciences Class A
  Issuance of Units                             358,017    $   364,300            -      $       -
  Redemption of Units                           (15,892)       (16,503)           -              -
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     342,125    $   347,797            -      $       -
                                            ===========    ===========    ===========    ===========

Scudder International Class A
  Issuance of Units                         162,059,612    $142,960,245     4,693,236    $ 6,019,431
  Redemption of Units                      (162,428,590)   (143,933,352)   (3,906,085)    (4,946,240)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                    (368,978)   $  (973,107)       787,151    $ 1,073,191
                                            ===========    ===========    ===========    ===========

Scudder Aggressive Growth(a)
  Issuance of Units                           1,270,076    $ 1,518,148      2,027,057    $ 3,029,987
  Redemption of Units                        (1,347,105)    (1,559,453)      (679,695)      (913,638)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     (77,029)   $   (41,305)     1,347,362    $ 2,116,349
                                            ===========    ===========    ===========    ===========

Scudder Blue Chip(a)
  Issuance of Units                           3,471,124    $ 4,136,716      3,139,933    $ 4,853,268
  Redemption of Units                        (4,338,820)    (5,203,158)    (1,967,953)    (3,070,252)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                    (867,696)   $(1,066,442)     1,171,980    $ 1,783,016
                                            ===========    ===========    ===========    ===========

Scudder Contrarian Value(a)
  Issuance of Units                             770,622    $ 1,201,838      1,002,166    $ 1,535,327
  Redemption of Units                        (2,722,592)    (4,154,171)    (4,611,848)    (6,064,120)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                  (1,951,970)   $(2,952,333)    (3,609,682)   $(4,528,793)
                                            ===========    ===========    ===========    ===========

Scudder Global Blue Chip(a)
  Issuance of Units                             284,450    $   289,850      1,722,426    $ 2,145,185
  Redemption of Units                          (482,731)      (510,815)      (592,484)      (717,883)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                    (198,281)   $  (220,965)     1,129,942    $ 1,427,302
                                            ===========    ===========    ===========    ===========

Scudder Government Securities(a)
  Issuance of Units                           2,871,215    $ 3,713,915        775,453    $   837,966
  Redemption of Units                        (2,512,855)    (3,258,410)    (1,180,867)    (1,287,648)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     358,360    $   455,505       (405,414)   $  (449,682)
                                            ===========    ===========    ===========    ===========

                                                      SCUDDER GATEWAY CUSTOM (CONTINUED)
                                                            YEAR ENDED DECEMBER 31,
                                                       2001                           2000
                                            --------------------------    -----------------------------
                                               UNITS         AMOUNT         UNITS            AMOUNT
                                            -----------    -----------    -----------    --------------
Scudder Growth(a)
  Issuance of Units                           2,400,887    $ 2,920,276      3,817,975    $    7,390,874
  Redemption of Units                        (3,711,753)    (4,378,210)    (3,702,361)       (6,944,985)
                                            -----------    -----------    -----------    --------------
    Net increase (decrease)                  (1,310,866)   $(1,457,934)       115,614    $      445,889
                                            ===========    ===========    ===========    ==============

Scudder High Yield(a)
  Issuance of Units                          16,450,289    $16,405,987     12,675,512    $  13,769,013
  Redemption of Units                       (15,317,491)   (15,595,741)   (20,627,888)     (22,715,534)
                                            -----------    -----------    -----------    -------------
    Net increase (decrease)                   1,132,798    $   810,246     (7,952,376)   $  (8,946,521)
                                            ===========    ===========    ===========    =============

Scudder International Research(a)
  Issuance of Units                          87,055,473    $105,846,566   207,259,679    $ 306,296,120
  Redemption of Units                       (87,755,996)   (107,424,046)  (211,574,151)   (317,084,664)
                                            -----------    -----------    -----------    -------------
    Net increase (decrease)                    (700,523)   $(1,577,480)    (4,314,472)   $ (10,788,544)
                                            ===========    ===========    ===========    =============

Scudder Investment Grade Bond(a)
  Issuance of Units                           1,168,678    $ 1,437,811      1,166,609    $   1,314,493
  Redemption of Units                        (1,516,579)    (1,862,131)    (2,563,990)      (2,840,697)
                                            -----------    -----------    -----------    -------------
    Net increase (decrease)                    (347,901)   $  (424,320)    (1,397,381)   $  (1,526,204)
                                            ===========    ===========    ===========    =============

Scudder Money Market(a)
  Issuance of Units                         219,110,003    $261,665,145   313,902,807    $ 360,074,809
  Redemption of Units                      (219,112,281)   (261,615,532)  (308,041,709)   (353,370,065)
                                            -----------    -----------    -----------    -------------
    Net increase (decrease)                      (2,278)   $    49,613      5,861,098    $   6,704,744
                                            ===========    ===========    ===========    =============

Scudder New Europe(a)
  Issuance of Units                           2,223,678    $ 1,771,955      3,924,105    $   3,815,435
  Redemption of Units                        (2,438,703)    (1,909,223)    (2,749,380)      (2,678,358)
                                            -----------    -----------    -----------    -------------
    Net increase (decrease)                    (215,025)   $  (137,268)     1,174,725    $   1,137,077
                                            ===========    ===========    ===========    =============

Scudder Small Cap Growth(a)
  Issuance of Units                             969,338    $ 1,290,195      2,993,385    $   6,712,920
  Redemption of Units                        (1,369,088)    (1,816,845)    (2,905,628)      (6,429,794)
                                            -----------    -----------    -----------    -------------
    Net increase (decrease)                    (399,750)   $  (526,650)        87,757    $     283,126
                                            ===========    ===========    ===========    =============

Scudder Small Cap Value(a)
  Issuance of Units                           2,384,721    $ 2,762,748      1,217,766    $   1,354,396
  Redemption of Units                        (2,323,269)    (2,631,293)    (3,264,415)      (3,510,691)
                                            -----------    -----------    -----------    -------------
    Net increase (decrease)                      61,452    $   131,455     (2,046,649)   $  (2,156,295)
                                            ===========    ===========    ===========    =============

Scudder Strategic Income(a)
  Issuance of Units                             299,228    $   316,627      1,110,371    $   1,127,631
  Redemption of Units                        (1,120,838)    (1,210,974)       (80,784)         (80,939)
                                            -----------    -----------    -----------    -------------
    Net increase (decrease)                    (821,610)   $  (894,347)     1,029,587    $   1,046,692
                                            ===========    ===========    ===========    =============

                                                      SCUDDER GATEWAY CUSTOM (CONTINUED)
                                                            YEAR ENDED DECEMBER 31,
                                                       2001                          2000
                                            --------------------------    --------------------------
                                               UNITS         AMOUNT         UNITS          AMOUNT
                                            -----------    -----------    -----------    -----------
Scudder Technology Growth(a)
  Issuance of Units                           5,620,675    $ 5,977,345      9,826,956    $18,293,605
  Redemption of Units                        (5,931,371)    (6,262,096)    (5,878,913)   (10,462,968)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                    (310,696)   $  (284,751)     3,948,043    $ 7,830,637
                                            ===========    ===========    ===========    ===========

Scudder Total Return(a)
  Issuance of Units                           6,143,386    $ 8,673,209      2,038,919    $ 2,897,121
  Redemption of Units                        (2,522,377)    (3,430,733)    (2,265,017)    (3,237,676)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                   3,621,009    $ 5,242,476       (226,098)   $  (340,555)
                                            ===========    ===========    ===========    ===========

SVS Dreman Financial Services(a)
  Issuance of Units                             351,026    $   385,720      1,026,453    $   898,443
  Redemption of Units                          (580,466)      (625,671)    (1,035,337)      (877,885)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                    (229,440)   $  (239,951)        (8,884)   $    20,558
                                            ===========    ===========    ===========    ===========

SVS Dreman High Return Equity(a)
  Issuance of Units                           3,222,564    $ 3,783,646      4,896,547    $ 4,380,749
  Redemption of Units                        (2,965,886)    (3,448,170)    (4,264,470)    (3,532,229)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     256,678    $   335,476        632,077    $   848,520
                                            ===========    ===========    ===========    ===========

SVS Dynamic Growth
  Issuance of Units                              32,735    $    30,035            -      $       -
  Redemption of Units                           (10,714)        (9,469)           -              -
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                      22,021    $    20,566            -      $       -
                                            ===========    ===========    ===========    ===========

SVS Focus Value+Growth(a)
  Issuance of Units                           1,115,776    $ 1,714,845      2,462,738    $ 4,015,570
  Redemption of Units                        (1,999,674)    (2,962,267)    (3,169,478)    (5,184,617)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                    (883,898)   $(1,247,422)      (706,740)   $(1,169,047)
                                            ===========    ===========    ===========    ===========

SVS Focused Large Cap Growth(a)
  Issuance of Units                             205,534    $   196,810        530,936    $   725,937
  Redemption of Units                           (97,654)       (93,918)      (169,500)      (201,131)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     107,880    $   102,892        361,436    $   524,806
                                            ===========    ===========    ===========    ===========

SVS Growth and Income(a)
  Issuance of Units                             822,412    $   827,711      1,986,861    $ 2,385,829
  Redemption of Units                          (690,717)      (664,612)      (715,729)      (865,713)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     131,695    $   163,099      1,271,132    $ 1,520,116
                                            ===========    ===========    ===========    ===========

SVS Growth Opportunities
  Issuance of Units                             733,775    $   673,900      3,865,432    $ 4,736,948
  Redemption of Units                          (828,687)      (672,788)    (1,875,151)    (2,350,684)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     (94,912)   $     1,112      1,990,281    $ 2,386,264
                                            ===========    ===========    ===========    ===========

                                                      SCUDDER GATEWAY CUSTOM (CONTINUED)
                                                            YEAR ENDED DECEMBER 31,
                                                       2001                          2000
                                            --------------------------    --------------------------
                                               UNITS         AMOUNT         UNITS          AMOUNT
                                            -----------    -----------    -----------    -----------

SVS Index 500
  Issuance of Units                           2,904,068    $ 2,488,464      3,330,664    $ 3,446,592
  Redemption of Units                        (2,639,113)    (2,201,705)    (1,879,983)    (1,893,445)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     264,955    $   286,759      1,450,681    $ 1,553,147
                                            ===========    ===========    ===========    ===========

SVS Mid-Cap Growth
  Issuance of Units                             104,123    $    89,534            -      $       -
  Redemption of Units                            (1,498)        (1,271)           -              -
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     102,625    $    88,263            -      $       -
                                            ===========    ===========    ===========    ===========

SVS Strategic Equity
  Issuance of Units                              84,126    $    68,336            -      $       -
  Redemption of Units                               -              -              -              -
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                      84,126    $    68,336            -      $       -
                                            ===========    ===========    ===========    ===========

SVS Venture Value
  Issuance of Units                             924,211    $   836,733            -      $       -
  Redemption of Units                          (100,765)       (95,109)           -              -
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                     823,446    $   741,624            -      $       -
                                            ===========    ===========    ===========    ===========

Horizon 5(b)
  Issuance of Units                             142,055    $   168,878        331,128    $   402,267
  Redemption of Units                        (1,311,877)    (1,607,594)      (457,212)      (555,316)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                  (1,169,822)   $(1,438,716)      (126,084)   $  (153,049)
                                            ===========    ===========    ===========    ===========

Horizon 10+(b)
  Issuance of Units                             129,797    $   155,664        471,915    $   561,246
  Redemption of Units                        (3,397,439)    (4,144,703)    (1,493,365)    (1,873,467)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                  (3,267,642)   $(3,989,039)    (1,021,450)   $(1,312,221)
                                            ===========    ===========    ===========    ===========

Horizon 20+(b)
  Issuance of Units                              88,612    $   108,201        235,086    $   322,669
  Redemption of Units                        (1,804,636)    (2,255,281)      (578,432)      (783,108)
                                            -----------    -----------    -----------    -----------
    Net increase (decrease)                  (1,716,024)   $(2,147,080)      (343,346)   $  (460,439)
                                            ===========    ===========    ===========    ===========

(a) Re-branded.  See Note 1.
(b) Fund Merger.  See Note 1.

NOTE 6 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

INVESTMENT PORTFOLIO                                             PURCHASES             SALES
                                                             ------------------  ------------------
Alger American Balanced                                              $ 662,752           $ 332,275
Alger American Leveraged AllCap                                        330,582             202,399
Credit Suisse Emerging Markets                                         671,152             646,368
Credit Suisse Global Post-Venture Capital                                9,850              40,091
Dreyfus MidCap Stock                                                 1,316,946             706,149
Dreyfus Socially Responsible Growth                                     58,796              20,636
INVESCO VIF Utilities                                                   38,128               1,765
Scudder 21st Century Growth Class A                                    434,710             140,289
Scudder Capital Growth Class A                                         995,591             983,457
Scudder Global Discovery Class A                                     2,093,940           2,541,495
Scudder Growth and Income Class A                                    1,092,537           1,029,568
Scudder Health Sciences Class A                                        357,886              10,920
Scudder International Class A                                      143,344,895         143,690,601
Scudder Aggressive Growth (a)                                        1,456,580           1,498,229
Scudder Blue Chip (a)                                                3,617,642           4,758,811
Scudder Contrarian Value (a)                                         1,157,183           3,995,342
Scudder Global Blue Chip (a)                                           359,076             514,586
Scudder Government Securities (a)                                    3,463,304           2,871,110
Scudder Growth (a)                                                   3,357,094           3,908,118
Scudder High Yield (a)                                              17,142,040          14,916,474
Scudder International  Research (a)                                106,649,727         106,984,779
Scudder Investment Grade Bond (a)                                    1,454,025           1,698,833
Scudder Money Market (a)                                           256,426,925         255,907,612
Scudder New Europe (a)                                               1,788,414           1,902,057
Scudder Small Cap Growth (a)                                         2,137,279           1,574,882
Scudder Small Cap Value (a)                                          2,413,889           2,365,056
Scudder Strategic Income (a)                                           331,520           1,225,519
Scudder Technology Growth (a)                                        5,111,523           5,463,750
Scudder Total Return (a)                                             9,137,965           3,048,419
SVS Dreman Financial Services (a)                                      375,324             598,306
SVS Dreman High Return Equity (a)                                    2,960,898           2,601,911
SVS Dynamic Growth                                                      30,035               9,575
SVS Focus Value+Growth (a)                                           2,029,984           2,770,901
SVS Focused Large Cap Growth (a)                                       194,426              96,551
SVS Growth And Income (a)                                              756,460             598,690
SVS Growth Opportunities                                               604,140             629,935
SVS Index 500                                                        2,428,224           2,152,973
SVS Mid-Cap Growth                                                      89,163               1,100
SVS Strategic Equity                                                    68,355                 151
SVS Venture Value                                                      820,762              81,129
Horizon 5 (b)                                                          240,077           1,597,497
Horizon 10+ (b)                                                        475,416           4,148,667
Horizon 20+ (b)                                                        260,986           2,255,071

(a) Re-branded. See Note 1.
(b) Fund Merger. See Note 1

NOTE 7 FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:




                                                      AT DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                                      --------------             ------------------------------

                                                                                        INVESTMENT*
                                                             UNIT                         INCOME    EXPENSE**  TOTAL***
                                                 UNITS       VALUE          NET ASSETS     RATIO      RATIO     RETURN
                                                 -----     ---------        ----------- ----------- --------- ---------
Alger American Balanced
2001                                           1,412,062   $0.987208        $1,393,999    1.51%      1.10%    -3.01%
Alger American Leveraged AllCap
2001                                           1,282,139    0.740079           948,884     N/A        1.10    -16.85
Credit Suisse Emerging Markets
2001                                              57,140    0.669812            38,273     N/A        1.10    -10.65
Credit Suisse Global Post-Venture Capital
2001                                              82,986    0.533197            44,248     N/A        1.10    -29.43
Dreyfus MidCap Stock
2001                                           1,740,875    1.074530         1,870,622     0.20       1.10    -4.32
Dreyfus Socially Responsible Growth
2001                                             180,581    0.731756           132,140     0.07       1.10    -23.43
INVESCO VIF Utilities
2001                                              51,352    0.678202            34,827     2.61       1.10    -32.18(b)
Scudder 21st Century Growth Class A
2001                                             520,700    0.597791           311,270     N/A        1.10    -23.93
Scudder Capital Growth Class A
2001                                           3,388,778    1.001845         3,395,030     0.41       1.10    -20.24
Scudder Global Discovery Class A
2001                                           3,553,696    1.144246         4,066,303     N/A        1.10    -25.42
Scudder Growth and Income Class A
2001                                           3,127,990    0.848085         2,652,800     1.20       1.10    -12.27
Scudder Health Sciences Class A
2001                                             342,125    1.057168           361,684     N/A        1.10     5.72(b)
Scudder International Class A
2001                                           3,114,607    0.800203         2,492,319     0.29       1.10    -31.62
Scudder Aggressive Growth (a)
2001                                           1,699,634    1.009984         1,716,603     1.09       1.10    -22.62
Scudder Blue Chip (a)
2001                                           9,259,089    1.171935        10,851,050     0.48       1.10    -16.74
Scudder Contrarian Value (a)
2001                                           8,334,463    1.531454        12,763,846     1.91       1.10     0.74
Scudder Global Blue Chip (a)
2001                                           2,469,854    1.006827         2,486,716     N/A        1.10    -16.41
Scudder Government Securities (a)
2001                                           3,387,110    1.319897         4,470,636     4.25       1.10     6.30
Scudder Growth (a)
2001                                           8,221,237    1.124210         9,242,397     N/A        1.10    -23.20
Scudder High Yield (a)
2001                                          15,935,717    1.025734        16,345,807    11.32       1.10     1.50
Scudder International  Research (a)
2001                                           6,178,237    1.010537         6,243,337     0.71       1.10    -25.26
Scudder Investment Grade Bond (a)
2001                                           3,499,299    1.255175         4,392,232     5.04       1.10     4.55
Scudder Money Market (a)
2001                                          15,895,273    1.208900        19,215,796     3.55       1.10     2.58
Scudder New Europe (a)
2001                                           1,352,213    0.660240           892,784     3.11       1.10    -30.63
Scudder Small Cap Growth (a)
2001                                           5,173,641    1.297234         6,711,424     N/A        1.10    -29.59
Scudder Small Cap Value (a)
2001                                           6,187,588    1.297218         8,026,651     N/A        1.10    16.37
Scudder Strategic Income (a)
2001                                             613,925    1.101972           676,528     1.12       1.10     4.07
Scudder Technology Growth (a)
2001                                           7,037,108    0.914918         6,438,377     0.19       1.10    -33.14
Scudder Total Return (a)
2001                                          14,642,759    1.354576        19,834,730     2.53       1.10    -7.12
SVS Dreman Financial Services (a)
2001                                           2,206,704    1.077773         2,378,326     1.28       1.10    -5.90
SVS Dreman High Return Equity (a)
2001                                          10,604,157    1.173404        12,442,960     1.28       1.10     0.57
SVS Dynamic Growth
2001                                              22,021    0.873437            19,234     N/A        1.10    -12.66(b)
SVS Focus Value+Growth (a)
2001                                           5,001,471    1.341998         6,711,964     0.67       1.10    -15.29
SVS Focused Large Cap Growth (a)
2001                                             561,136    0.947104           531,455     N/A        1.10    -17.86
SVS Growth And Income (a)
2001                                           1,676,331    0.893933         1,498,528     0.76       1.10    -13.25
SVS Growth Opportunities (a)
2001                                           2,623,530    0.768317         2,015,703     N/A        1.10    -24.53
SVS Index 500 (a)
2001                                           2,441,162    0.845700         2,064,491     0.56       1.10    -13.02
SVS Mid-Cap Growth
2001                                             102,625    0.876402            89,941     N/A        1.10    -12.36(b)
SVS Strategic Equity
2001                                              84,126    0.754248            63,452     N/A        1.10    -24.58(b)
SVS Venture Value
2001                                             823,446    0.942975           776,489     N/A        1.10    -5.70(b)


*THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO
CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.


(a) Re-Branded. See Note 1.
(b) Start Date of 05/01/01.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and
          Annuity Company
          Financial Statements for Separate Account KGC of Allmerica Financial
          Life Insurance and Annuity Company

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

          EXHIBIT 1           Vote of Board of Directors Authorizing
                              Establishment of Registrant dated June 13, 1996 was previously filed on August 16, 1996 in Registrant's Initial Registration Statement, and is incorporated by reference herein.

          EXHIBIT 2           Not Applicable. Pursuant to Rule 26a-2, the
                              Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

          EXHIBIT 3     (a)   Underwriting and Administrative Services Agreement
                              was previously filed on April 30, 1998 in
                              Post-Effective Amendment No. 2, and is
                              incorporated by reference herein.

                        (b) Wholesaling Agreement was previously filed on December 10, 1996 in Pre-Effective Amendment No.
                              1, and is incorporated by reference herein.

                        (c) Sales Agreements with Commission Schedule were previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and are incorporated by reference herein.

                        (d) Sales Agreement with Chase was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                        (e) General Agent's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                        (f) Career Agent Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                        (g) Registered Representative's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                        (h)   Form of Indemnification Agreement with Scudder
                              Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

          EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein. Policy
                              Form was previously filed on August 16, 1996 in Registrant's Initial Registration Statement, and is incorporated by reference herein. EER Rider
                              (Form 3240-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of
                              Registrant's Registration Statement (File Nos.
                              333-78245, 811-6632), and is incorporated by
                              reference herein.

          EXHIBIT 5           Application Form was previously filed on August
                              16, 1996 in Registrant's Initial Registration
                              Statement, and is incorporated by reference herein.

          EXHIBIT 6           The Depositor's Articles of Incorporation and
                              Bylaws, effective October 1, 1995 as amended to reflect its name change, were previously filed on August 16, 1996 in Registrant's Initial
                              Registration Statement, and are incorporated by reference herein.

          EXHIBIT 7           Not Applicable.

          EXHIBIT 8     (a)   BFDS Agreements for lockbox and mailroom services
                              were previously filed on April 30, 1998 in
                              Post-Effective Amendment No. 2, and are
                              incorporated by reference herein.

                        (b) Form of Scudder Services Agreement was previously filed on April 30, 1998 in Post-Effective
                              Amendment No. 2, and is incorporated by reference herein.

                        (c)   Directors' Power of Attorney is filed herewith.

          EXHIBIT 9           Opinion of Counsel is filed herewith.

          EXHIBIT 10 Consent of Independent Accountants is filed herewith.

          EXHIBIT 11          None.

          EXHIBIT 12          None.

          EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed in April 2000 in Post-Effective Amendment No. 7 in Registration
                              Statement No. 333-10283/811-8777, and is
                              incorporated by reference herein.

          EXHIBIT 14          Not Applicable.

          EXHIBIT 15    (a)   Amendment to Kemper Participation Agreement was
                              previously filed in April 2000 in Post-Effective
                              Amendment No. 7 in Registration Statement No.
                              333-00965/811-7767, and is incorporated by
                              reference herein. Participation Agreement with
                              Kemper was previously filed on December 10, 1996
                              in Pre-Effective Amendment No. 1, and is
                              incorporated by reference herein.

                        (b)   Form of Amendment dated May 1, 2002 to the
                              Participation Agreement with Scudder Investments
                              Inc. and Scudder Distributors was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 1, 2000 with Scudder Kemper was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration
                              Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein. Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                        (c) Amendment dated October 20, 2000 with Alger was previously filed in April 2002 in Post-Effective
                              Amendment No. 5 of Registration Statement No.
                              333-81281/811-6293, and is incorporated by reference herein. Amendment dated May 30, 2000 with Alger was previously filed in December 2000 in Post-Effective Amendment No. 3 of Registration
                              Statement No. 333-81281/811-6293, and is
                              incorporated by reference herein. Participation
                              Agreement with Alger was previously filed in April
                              2000 in Post-Effective Amendment No. 7 of
                              Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                        (d) Amendment dated December 19, 2000 with Dreyfus was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration
                              Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein. Participation
                              Agreement with Dreyfus was previously filed on June 23, 1999 in Post-Effective Amendment No. 3
                              (Registration Statement Nos. 333-63091/811-7767) and is incorporated by reference herein.

                        (e)   Amendment dated August 25, 2000 with Warburg
                              Pincus was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration
                              Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein. Participation
                              Agreement with Warburg Pincus was previously filed in April 2000 in Post-Effective Amendment No. 7 of
                              Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                        (f)   Amendment dated October 31, 2001 to the
                              Participation Agreement with INVESCO was previously filed in April 2002 in Post-Effective
                              Amendment No. 22 of Registration Statement No.
                              33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration
                              Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 Director (since 2001) and Vice President (since 2000) of First
    Director, President and                 Allmerica; Senior Vice President of Life and Annuity Products
    Chief Executive Officer                 (2001) for The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Richard M. Reilly                           Director (since 1996); Vice President (1990-2001) and Senior
    Director                                Vice President (since 2001) of First Allmerica; Director
                                            (since 1990), President and Chief Executive Officer
                                            (1995- 2001) of Allmerica Financial Life Insurance
                                            and Annuity Company; Director and President (since 1998) of
                                            Allmerica Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                -------------------------------
                                                ALLMERICA FINANCIAL CORPORATION
                                                -------------------------------

   100%              100%            100%             100%             100%         100%           100%
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------
      Allmerica         Financial      Allmerica      First Allmerica  AFC Capital     VeraVest,   First Sterling
        Asset        Profiles, Inc.  Funding Corp.    Financial Life     Trust I          Inc.         Limited
   Management, Inc.                                     Insurance
                                                         Company


    Massachusetts      California    Massachusetts     Massachusetts     Delaware   Massachusetts      Bermuda
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------


                                     100%              100%            100%                        100%
                                     -------------    ---------------  -----------                 --------------
                                       Advantage      Allmerica Trust   Allmerica                  First Sterling
                                       Insurance       Company, N.A.    Financial                   Reinsurance
                                     Network, Inc.                         Life                       Company
                                                                        Insurance                     Limited
                                                                           and
                                                                         Annuity
                                                                         Company
                                                         Federally
                                        Delaware         Chartered       Delaware                      Bermuda
                                     -------------    ---------------  -----------                 --------------


                100%           100%          100%             100%         100%         100%         100%         100%         100%
       -------------  -------------    ----------    -------------  -----------  -----------  -----------  -----------  -----------
         Allmerica      Allmerica      Allmerica        Allmerica    Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
        Investments,   Investment      Financial        Financial   Investments  Investments  Investment   Investment   Investment
            Inc.       Management     Investment        Services     Insurance    Insurance    Insurance    Insurance    Insurance
                      Company, Inc.   Management        Insurance   Agency Inc.    Agency     Agency Inc.  Agency Inc.    Agency,
                                       Services,      Agency, Inc.  of Alabama   of Florida,  of Georgia   of Kentucky    Inc. of
                                          Inc.                                      Inc.                                Mississippi

       Massachusetts  Massachusetts   Massachusetts  Massachusetts    Alabama      Florida      Georgia      Kentucky   Mississippi
       -------------  -------------   -------------  -------------  -----------  -----------  -----------  -----------  -----------


     100%          100%           100%           100%        100%
  ---------   -----------  -------------  ---------  ----  ----------
  Allmerica    Allmerica    The Hanover     Allmerica     Citizens
  Benefits,      Asset       Insurance      Financial    Insurance
    Inc.      Management,     Company       Insurance    Company of
                Limited                     Brokers,      Illinois
                                              Inc.


   Florida      Bermuda    New Hampshire  Massachusetts   Illinois
  ---------   -----------  -------------  -------------  ----------


     100%            100%            100%         100%           100%           100%           100%       100%       100%       100%
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------
Allmerica     Allmerica      The Hanover      Hanover   Massachusetts    Allmerica     AMGRO, Inc.   Citizens   Citizens   Citizens
Financial       Plus          American         Texas    Bay Insurance    Financial                   Insurance  Insurance  Insurance
 Benefit      Insurance      Insurance       Insurance     Company       Alliance                     Company    Company    Company
Insurance    Agency, Inc.      Company      Management                   Insurance                    of Ohio      of       of the
Company                                      Company,                     Company                                America    Midwest
                                               Inc.

Michigan    Massachusetts   New Hampshire     Texas     New Hampshire  New Hampshire  Massachusetts    Ohio     Michigan   Indiana
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------

                                                                                        100%          100%             100%
                                                                               -------------   -----------       ----------
                                                                                  Lloyds          AMGRO           Sterling
                                                                                  Credit       Receivables          Risk
                                                                                Corporation    Corporation       Management
                                                                                                                  Services,
                                                                                                                    Inc.

                                                                               Massachusetts     Delaware         Delaware
                                                                               -------------   -----------       ----------
                                                                                                                        100%
                                                                                                                 -----------
                                                                                                                  Citizens
                                                                                                                 Management
                                                                                                                    Inc.

                                                                                                                  Michigan
                                                                                                                 -----------

                                                                                                   ---------
                                                                                                    Hanover
                                                                                                    Lloyd's
                                                                                                   Insurance
                                                                                                    Company

                                                                                                     Texas
                                                                                                   ---------
                                                                                                   Affiliated Lloyd's plan company,
                                                                                                   controlled by Underwriters for
                                                                                                   the benefit of The Hanover
                                                                                                   Insurance Company


                                                                                                   -------------    -------------
                                                                                                     Allmerica        Allmerica
                                                                                                    Investment       Securities
                                                                                                       Trust           Trust

                                                                                                   Massachusetts    Massachusetts
                                                                                                   -------------    -------------
                                                                                                   Affiliated Management Investment
                                                                                                   Companies


                                                                                                   -------------    -------------
                                                                                                    AAM Growth         AAM High
                                                                                                     & Income        Yield Fund,
                                                                                                    Fund L.P.           L.L.C.

                                                                                                     Delaware       Massachusetts
                                                                                                   -------------    -------------
                                                                                                   L.P. or L.L.C. established for
                                                                                                   the benefit of First Allmerica,
                                                                                                   Allmerica Financial Life, Hanover
                                                                                                   and Citizens


                                                                                  -------------    -------------    -------------
                                                                                    Allmerica        Greendale           AAM
                                                                                   Equity index       Special       Equity Fund
                                                                                       Pool          Placements
                                                                                                        Fund

                                                                                  Massachusetts    Massachusetts    Massachusetts
                                                                                  -------------    -------------    -------------
                                                                                  Grantor Trusts established for the benefit of
                                                                                  First Allmerica, Allmerica Financial Life, Hanover
                                                                                  and Citizens

January 23, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

              NAME                                     ADDRESS                         TYPE OF BUSINESS
              ----                                     -------                         ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

              NAME                                     ADDRESS                         TYPE OF BUSINESS
              ----                                     -------                         ----------------
Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

              NAME                                     ADDRESS                         TYPE OF BUSINESS
              ----                                     -------                         ----------------
Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

AMGRO Receivables Corporation                     100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                One Prestige Place              Multi-line property and casualty
                                                  Suite 540                       insurance
                                                  Miamisburg, OH

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

              NAME                                     ADDRESS                         TYPE OF BUSINESS
              ----                                     -------                         ----------------
The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas, TX 75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 1,080 Contract holders of qualified Contracts and 2,276 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of the Depositor state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B,

               VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

       NAME                         POSITION OR OFFICE WITH UNDERWRITER
       ----                         -----------------------------------
Emil J. Aberizk, Jr.                Vice President

Michael J. Brodeur                  Vice President Operations

Mark R. Colborn                     Vice President

Charles F. Cronin                   Secretary/Clerk

Claudia J. Eckels                   Vice President

Philip L. Heffernan                 Vice President

J. Kendall Huber                    Director

Mark A. Hug                         Director and Vice President

Mark C. McGivney                    Treasurer

William F. Monroe, Jr.              President, Director and Chief Executive Officer

K. David Nunley                     Vice President

Stephen Parker                      Vice President and Director

Richard M. Reilly                   Director and Chairman of the Board

James S. Shorris                    Vice President, Chief Compliance Officer and Counsel

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts 01653.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby undertakes that the aggregate fees and charges under the contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2002.

                             SEPARATE ACCOUNT KGC OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                     By: /s/ Charles F. Cronin
                                         ----------------------------------
                                         Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                                Title                                                         Date
----------                                -----                                                         ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                       April 1, 2002
------------------------------------
Warren E. Barnes

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director and Vice President
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
------------------------------------

Mark A. Hug*                              Director, President and Chief Executive Officer
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Gregory D. Tranter*                       Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated December 6, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-10283)

                                  EXHIBIT TABLE

Exhibit 8(c)                        Directors' Power of Attorney

Exhibit 9                           Opinion of Counsel

Exhibit 10                          Consent of Independent Accountants